UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02628

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Conservative Income Municipal Bond Fund

March 31, 2014

1.967797.100

CMB-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 40.9%
	Principal Amount	Value
Alabama - 0.3%
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (a)	$ 250,000	$ 249,425
Arizona - 1.1%
Arizona Ctfs. of Partnership:
Series 2008 A, 4% 9/1/17 (FSA Insured)	125,000	135,093
Series 2013 B, 5% 10/1/16	215,000	236,470
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2005 A1, 5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	63,389
Series 2008:
4.375% 9/1/16	55,000	59,630
5.5% 9/1/16	120,000	133,319
Series 2013 A2, 5% 9/1/17	100,000	113,381
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/14	55,000	55,641
Arizona State Univ. Revs. Series 2004, 5% 7/1/14 (FSA Insured)	75,000	75,893
Tucson Gen. Oblig. Series 2005 E, 3.75% 7/1/16 (FGIC Insured)	55,000	56,872
		929,688
California - 1.4%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2010 L, 5% 5/1/14	25,000	25,102
California Health Facilities Fing. Auth. Rev.:
2% 8/15/14	50,000	50,341
4% 10/1/14	50,000	50,949
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	140,000	141,306
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds (Kaiser Permanente Health Sys. Proj.) Series 2001 B, 3.9%, tender 7/1/14 (a)	25,000	25,227
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	125,000	125,486
5% 3/1/15	200,000	208,340
Los Angeles Dept. of Wtr. & Pwr. Rev. 4% 7/1/14 (FSA Insured)	85,000	85,814
Los Angeles Wastewtr. Sys. Rev. 5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	50,404
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2009 C1, 5% 5/1/14 (FSA Insured)	$ 375,000	$ 376,511
Series 2010 C, 5% 5/1/14 (FSA Insured)	75,000	75,302
		1,214,782
Colorado - 0.6%
Colorado Health Facilities Auth. Rev.:
Series 2009 A, 4% 7/1/15	150,000	151,365
Series 2011 A, 5% 2/1/17	75,000	82,767
4.125% 7/1/17	200,000	201,574
5.125% 10/1/17	50,000	56,257
Denver City & County Arpt. Rev. Series 2011 A, 4% 11/15/17 (b)	50,000	54,476
		546,439
Connecticut - 2.0%
Connecticut Gen. Oblig.:
Series 2004 B, 5% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	50,378
Series 2013 A, 0.39% 7/1/16 (a)	500,000	500,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	285,000	288,639
Series D, 4% 7/1/14	90,000	90,772
Connecticut State Revolving Fund Gen. Rev. Series 2009 A, 2.75% 6/1/14	50,000	50,224
New Haven Gen. Oblig.:
Series 2006, 5% 11/1/16 (AMBAC Insured)	500,000	545,945
Series 2013 B, 3% 9/1/16 (FSA Insured)	200,000	208,238
		1,734,196
District Of Columbia - 0.1%
District of Columbia Ctfs. of Prtn. 5.25% 1/1/17 (FGIC Insured)	60,000	64,311
Florida - 1.8%
Broward County School Board Ctfs. of Prtn. Series 2006 A, 4.25% 7/1/16 (FSA Insured)	50,000	53,528
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	83,357
Series 2009 A1:
5.375% 6/1/16	55,000	60,418
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Citizens Property Ins. Corp.: - continued
Series 2009 A1:
5.5% 6/1/14	$ 250,000	$ 252,223
Series 2010 A1, 4.25% 6/1/17	40,000	43,760
Escambia City Health Facilities Auth. Rev. 5.25% 11/15/14	125,000	128,951
Florida Board of Ed. Lottery Rev. 4% 7/1/14	55,000	55,521
Florida Board of Ed. Pub. Ed. Cap. Outlay 5% 6/1/14	75,000	75,612
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2008 A:
4.25% 7/1/14	190,000	191,927
5% 7/1/14	95,000	96,137
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2010 A, 4% 10/1/16	200,000	215,104
6% 10/1/17 (b)	50,000	57,356
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B, 5% 10/1/17 (Pre-Refunded to 4/1/14 @ 100)	60,000	60,000
JEA Wtr. & Swr. Sys. Rev. Series 2009 A, 2.5% 10/1/14	50,000	50,092
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	95,000	97,092
Tampa Rev. Series 2010, 5% 11/15/14	50,000	51,504
		1,572,582
Georgia - 1.5%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	225,000	250,664
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.) Fifth Series 1994, 2.3%, tender 4/1/14 (a)	150,000	150,000
1.375%, tender 4/4/17 (a)	430,000	430,000
Georgia Gen. Oblig.:
Series 2007 B, 5% 4/1/14	50,000	50,000
1.875% 5/1/14	75,000	75,113
4% 5/1/14	50,000	50,164
5% 5/1/14	125,000	125,514
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One) Series 2008 A, 5.25% 1/1/18	25,000	28,647
4.25% 1/1/18	100,000	110,901
5% 11/1/17	60,000	68,323
		1,339,326
Hawaii - 0.5%
State of Hawaii Dept. of Trans. Series 2013, 3% 8/1/16 (b)	380,000	393,695
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 11.3%
Chicago Gen. Oblig.:
Series 1998, 5.5% 1/1/15 (Escrowed to Maturity)	$ 110,000	$ 114,352
Series 2005 A, 5% 1/1/15 (Escrowed to Maturity)	550,000	569,712
Series 2007 A, 5% 12/1/16	100,000	109,949
Series A, 4% 1/1/15	120,000	123,053
4% 1/1/16	100,000	105,370
5% 1/1/16 (FSA Insured)	145,000	149,080
5% 1/1/18	160,000	179,010
Chicago Midway Arpt. Rev. Series 2004 A, 4.5% 1/1/18 (AMBAC Finl. Group, Inc. Insured) (b)	50,000	51,279
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 B, 5% 1/1/17	100,000	110,772
Series 2012 C, 4% 1/1/15	100,000	102,772
Series B, 4% 1/1/15	550,000	565,246
Chicago Park District Gen. Oblig.:
Series 2004 B, 5% 1/1/16	190,000	191,948
Series 2008 H, 5% 1/1/17	250,000	272,870
Series 2011 D, 5% 1/1/17	200,000	218,296
5% 1/1/17	100,000	109,430
Chicago Wastewtr. Transmission Rev.:
Series 2012, 5% 1/1/15	230,000	237,696
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	103,532
Chicago Wtr. Rev.:
Series 2006 A, 5% 11/1/16 (AMBAC Insured)	535,000	590,185
Series 2012, 4% 11/1/16	175,000	188,606
5% 11/1/14 (FSA Insured)	300,000	307,920
5% 11/1/17 (FSA Insured)	50,000	56,353
Cook County Gen. Oblig.:
Series 2007 B, 5% 11/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	350,000	360,325
Series 2009 A, 4% 11/15/16	95,000	102,881
Series 2009 D:
3% 11/15/14	100,000	101,718
5% 11/15/15	75,000	80,465
Series 2014 A, 5% 11/15/17	305,000	344,394
Series B, 5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	350,000	395,206
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (a)	225,000	230,411
Series 2010, 2.125%, tender 7/1/14 (a)	475,000	476,834
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.:
(OSF Healcare Sys. Proj.) Series 2012 A, 4% 5/15/14	$ 300,000	$ 301,179
Bonds (Advocate Health Care Proj.) Series 2008 C B3, 4.375%, tender 7/1/14 (a)	300,000	303,174
Series 2010 A, 5.5% 5/1/17	100,000	109,142
Series 2010 D, 4% 4/1/14	70,000	70,000
Series 2010, 5% 2/15/17	20,000	21,681
Series 2012 A, 4% 5/15/15	825,000	854,288
3% 8/15/14	100,000	100,970
5% 4/1/16	75,000	81,283
5% 8/15/17	100,000	113,031
Illinois Gen. Oblig.:
Series 2004 A, 5% 3/1/17	75,000	75,265
Series 2014, 4% 2/1/18	300,000	326,391
Illinois Sales Tax Rev.:
Series 2002, 5.5% 6/15/14	65,000	65,691
Series 2005, 5% 6/15/15	65,000	68,656
5% 6/15/14	100,000	100,963
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
5% 6/15/16	70,000	76,915
5% 12/15/16	50,000	56,055
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series A, 0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	47,959
0% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	69,752
Quincy Hosp. Rev. Series 2007, 5% 11/15/16	115,000	125,196
Univ. of Illinois Rev.:
Series 2001 A, 5.5% 4/1/16 (AMBAC Insured)	65,000	70,897
Series 2006, 5% 4/1/16	250,000	270,215
		9,858,368
Indiana - 0.4%
Indiana Fin. Auth. Hosp. Rev.:
Series 2011 N, 5% 3/1/17	50,000	55,117
Series 2013 A, 5% 8/15/16	100,000	109,776
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Indiana Fin. Auth. Rev. 4% 3/1/15	$ 100,000	$ 102,880
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2008, 2.8%, tender 6/2/14 (a)	75,000	75,522
		343,295
Kentucky - 0.4%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/17	200,000	223,944
Louisville/Jefferson County Metropolitan Gov. Series 2012 A, 4% 12/1/14	65,000	66,631
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2003 A, 1.65%, tender 4/3/17 (a)	50,000	50,352
		340,927
Massachusetts - 2.8%
Massachusetts Dev. Fin. Agcy. Rev. Bonds 0.61%, tender 1/30/18 (a)	2,000,000	2,001,920
Massachusetts Health & Edl. Facilities Auth. Rev.:
Series 2008 A, 3.5% 7/1/14	20,000	20,169
5% 11/15/14 (Assured Guaranty Corp. Insured)	50,000	51,004
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Pwr. Supply Proj.) Series 2011, 4% 7/1/14	150,000	151,403
4% 7/1/16	200,000	215,042
		2,439,538
Michigan - 0.5%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (a)	50,000	51,948
Oakland Univ. Rev. Series 2012, 4% 3/1/17	245,000	264,201
Wayne County Arpt. Auth. Rev. 5% 12/1/15 (FGIC Insured)	100,000	106,589
		422,738
Minnesota - 0.3%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. 5% 1/1/16 (AMBAC Insured) (b)	85,000	87,734
Minnesota Gen. Oblig. Series 2009 F, 4% 8/1/14	150,000	151,917
		239,651
Municipal Bonds - continued
	Principal Amount	Value
Nevada - 4.4%
Clark County Arpt. Rev.:
Series 2013 C1, 2.5% 7/1/15 (b)	$ 260,000	$ 266,607
5% 7/1/17 (AMBAC Insured) (b)	100,000	111,580
Clark County Fuel Tax 5% 6/1/14 (FSA Insured)	75,000	75,605
Clark County School District:
Series 1998 A, 5.5% 6/15/15 (FSA Insured)	50,000	53,106
Series 1998, 5.5% 6/15/14	25,000	25,276
Series 2004 A, 5% 6/15/16 (FSA Insured)	220,000	222,002
Series 2004 B, 5% 6/15/17 (FSA Insured)	370,000	373,238
Series 2004 D, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	51,592
Series 2005 A:
5% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	53,023
5.25% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	55,000	55,579
Series 2005 C, 5% 6/15/14	25,000	25,250
Series 2006 B, 5% 6/15/14 (AMBAC Insured)	600,000	606,006
Series 2007 A:
4% 6/15/14 (AMBAC Insured)	225,000	226,796
4.5% 6/15/17 (FGIC Insured)	315,000	348,475
Series 2007 C, 5% 6/15/14	255,000	257,553
Series 2012 A, 5% 6/15/15	100,000	105,613
6% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	202,410
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series A, 5% 6/1/14 (FSA Insured)	50,000	50,403
4% 6/1/14	235,000	236,506
Nevada Gen. Oblig. 5% 5/1/14	100,000	100,403
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/17	350,000	389,442
		3,836,465
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. 4% 7/1/15	60,000	61,902
New Jersey - 1.4%
New Jersey Ctfs. of Prtn.:
Series 2009 A, 5% 6/15/16	30,000	32,756
5% 6/15/15	50,000	50,471
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 K, 5.25% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 115,000	$ 124,439
Series 2012, 5% 6/15/17	500,000	555,460
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/17	50,000	56,403
New Jersey Health Care Facilities Fing. Auth. Rev. 4% 7/1/17	75,000	81,762
New Jersey Transit Corp. Ctfs. of Prtn. 5.25% 9/15/14 (AMBAC Insured)	325,000	331,929
		1,233,220
New Mexico - 1.3%
Farmington Poll. Cont. Rev. Bonds:
(Southern Cal. Edison Co. Four Corners Proj.) Series 2005 A, 2.875%, tender 4/1/15 (a)	125,000	127,784
(Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (a)	990,000	1,012,047
		1,139,831
New York - 1.2%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A, 5% 5/1/15 (Escrowed to Maturity)	100,000	105,221
New York City Gen. Oblig.:
Series 2004 I, 5% 8/1/14	100,000	101,605
5% 8/1/16	55,000	55,846
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2006 BB, 4% 6/15/17	75,000	80,036
5% 6/15/14	65,000	65,647
New York City Transitional Fin. Auth. Rev. Series 2004 D1, 5% 11/1/16 (Pre-Refunded to 5/1/14 @ 100)	50,000	50,192
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(NY City Muni. Wtr. Fin. Auth. Proj.) Series 2002 K, 5.5% 6/15/14	50,000	50,556
5% 6/15/14	50,000	50,505
New York Metropolitan Trans. Auth. Rev.:
5% 11/15/14	70,000	72,092
5% 11/15/14	70,000	72,092
New York State Gen. Oblig. Series 2005 C, 5% 4/15/14	225,000	225,425
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Gen. Rev. Series 2007 H, 4% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 65,000	$ 71,393
New York Thruway Auth. Hwy. & Bridge Trust Fund Series 2005 B, 5% 4/1/14	65,000	65,000
		1,065,610
North Carolina - 0.2%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1991 A, 6.5% 1/1/18 (Assured Guaranty Corp. Insured)	50,000	59,049
Series 2010 A, 5% 1/1/15	25,000	25,864
Series A, 5% 1/1/15	80,000	82,763
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,767
		188,443
Ohio - 1.1%
Franklin County Hosp. Rev. Bonds Series 2011 D, 4%, tender 8/1/16 (a)	600,000	643,320
Franklin County Rev. 5% 6/1/14	125,000	126,013
Hamilton County Health Care Facilities Rev. 5% 6/1/17	65,000	71,531
Ohio Hosp. Rev. Series 2012 A, 4% 1/15/15	140,000	143,825
		984,689
Oregon - 0.4%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (a)	355,000	358,816
Pennsylvania - 3.0%
Allegheny County Arpt. Auth. Rev.:
Series 2007 A, 5% 1/1/16 (FSA Insured) (b)	360,000	387,050
Series 2007 B, 5% 1/1/17 (FSA Insured)	75,000	82,328
4.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	65,000	66,984
Allegheny County Hosp. Dev. Auth. Rev.:
Series 2010 A, 5% 5/15/14	25,000	25,150
5% 6/15/14	50,000	50,500
Bucks Co. Indl. Dev. Auth. Solid Waste Rev. Bonds 1.375%, tender 2/1/17 (a)	350,000	349,997
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2009 A, 4.5% 6/1/14	80,000	80,392
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Indiana County Hosp. Auth. Series 2014 A:
3% 6/1/14	$ 110,000	$ 110,327
4% 6/1/15	100,000	103,124
Montgomery County Indl. Dev. 4% 10/1/17	200,000	218,030
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	75,000	83,591
Pennsylvania Gen. Oblig.:
Series 2004, 5.25% 7/1/14	55,000	55,692
Series 2007 A, 3.45% 8/1/14	50,000	50,547
Series A, 5% 5/1/14	120,000	120,491
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2005 A, 5% 8/15/15	170,000	180,141
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Series 2010, 5% 6/15/14	125,000	126,244
Philadelphia Gas Works Rev.:
Eighth Series A, 5% 8/1/16	100,000	108,841
Series 20, 5% 7/1/14	55,000	55,624
Tenth Series 1998, 5% 7/1/15	150,000	157,094
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Series 2011 C, 3% 7/1/14	75,000	75,535
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A, 5% 6/15/16	30,000	32,943
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 4% 3/1/17	50,000	53,859
		2,574,484
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Series 2007 A, 5% 1/1/18 (AMBAC Insured)	50,000	55,400
Tennessee - 0.0%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (b)	30,000	33,161
Texas - 1.6%
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 E, 5% 11/1/17 (b)	100,000	112,743
Series 2014 A:
3% 11/1/16 (b)	180,000	188,809
3% 11/1/17 (b)	185,000	195,027
Lower Colorado River Auth. Rev. 3% 5/15/14	50,000	50,177
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lower Colorado River Auth. Transmission Contract Rev.:
(LCRA Corp. Transmission Svcs. Proj.) Series 2008, 5% 5/15/14 (Berkshire Hathaway Assurance Corp. Insured)	$ 275,000	$ 276,642
5% 5/15/17	140,000	156,911
San Antonio Wtr. Sys. Rev. Series 2010, 4% 5/15/14	75,000	75,355
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Series 2013, 3% 9/1/14	300,000	303,336
Texas A&M Univ. Rev. Series 2009 A, 4% 5/15/14	50,000	50,230
		1,409,230
Utah - 0.1%
Utah Gen. Oblig. Series 2009 C:
4% 7/1/14	70,000	70,671
5% 7/1/14	50,000	50,601
		121,272
Washington - 0.7%
Energy Northwest Elec. Rev.:
5% 7/1/14	75,000	75,902
5% 7/1/14	50,000	50,601
Port of Seattle Rev.:
Series 2010 A, 5% 6/1/14	50,000	50,395
Series 2012 B, 4% 8/1/17 (b)	115,000	124,453
Washington Ctfs. of Prtn. Series 2003 B, 5% 4/1/15	100,000	104,797
Washington Gen. Oblig. Series 2012 A, 5% 7/1/14	55,000	55,661
Washington Health Care Facilities Auth. Rev.:
Series 2011 B, 4% 10/1/14	75,000	76,445
Series 2012 A, 3% 10/1/14	65,000	65,931
		604,185
Wisconsin - 0.3%
Wisconsin Gen. Oblig.:
Series 1, 5% 5/1/14	40,000	40,164
Series 2, 5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	50,206
Series 2005 I, 5% 5/1/14	150,000	150,617
Series 2007 C, 5% 5/1/14	50,000	50,206
		291,193
TOTAL MUNICIPAL BONDS (Cost $35,588,584)		35,646,862
Municipal Notes - 60.0%
	Principal Amount	Value
Colorado - 0.6%
Colorado Health Facilities Auth. Rev. (Catholic Health Initiatives Proj.) Series 2004 B, 0.16% 4/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	$ 500,000	$ 500,000
District Of Columbia - 0.6%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (WDC I LP Dev. Proj.) Series 2000, 0.24% 4/7/14, LOC SunTrust Banks, Inc., VRDN (a)(b)	500,000	500,000
Florida - 3.6%
Eustis Multi-Purp. Rev. Series 1997 A, 0.23% 4/7/14, LOC SunTrust Banks, Inc., VRDN (a)	1,335,000	1,335,000
Florida Hsg. Fin. Corp. Rev.:
(Stuart Pointe Apts. Proj.) Series B1, 0.33% 4/7/14, LOC SunTrust Banks, Inc., VRDN (a)(b)	1,480,000	1,480,000
Series 2005 B3, 0.33% 4/7/14, LOC SunTrust Banks, Inc., VRDN (a)(b)	340,000	340,000
		3,155,000
Georgia - 2.8%
Savannah Econ. Dev. Auth. Rev.:
(Calvary Day School Proj.) Series 2006, 0.23% 4/7/14, LOC SunTrust Banks, Inc., VRDN (a)	2,220,000	2,220,000
Series 2002 A, 0.23% 4/7/14, LOC SunTrust Banks, Inc., VRDN (a)	200,000	200,000
		2,420,000
Idaho - 0.2%
Ammon Urban Renewal Agcy. Rev. Series A, 0.17% 4/7/14, LOC Wells Fargo Bank NA, VRDN (a)	200,000	200,000
Illinois - 5.0%
Chicago Gen. Oblig.:
Series 2003 B, 0.45% 4/1/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,190,000	1,190,000
Series 2003 B2, 0.45% 4/1/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	150,000	150,000
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Alpha Beta Press, Inc. Proj.) Series 1998 A, 0.31% 4/7/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	260,000	260,000
0.51% 4/7/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	135,000	135,000
0.59% 4/7/14, LOC RBS Citizens NA, VRDN (a)(b)	585,000	585,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 1998 B:
0.33% 4/7/14 (FSA Insured), VRDN (a)	500,000	500,000
0.33% 4/7/14 (FSA Insured), VRDN (a)	1,550,000	1,550,000
		4,370,000
Municipal Notes - continued
	Principal Amount	Value
Indiana - 4.5%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 0.37% 4/7/14, VRDN (a)(b)	$ 600,000	$ 600,000
Series 2003 B, 0.33% 4/7/14, VRDN (a)(b)	3,180,000	3,180,000
Univ. of Southern Indiana Rev. Series 1999 G, 0.16% 4/7/14, LOC JPMorgan Chase Bank, VRDN (a)	100,000	100,000
		3,880,000
Kansas - 0.2%
Wichita Indl. Rev. Series VII, 0.25% 4/7/14, LOC Bank of America NA, VRDN (a)(b)	145,000	145,000
Kentucky - 0.4%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	300,000	332,922
Louisiana - 8.4%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.33% 4/7/14, VRDN (a)	2,235,000	2,235,000
Series 2010 B1, 0.3% 4/7/14, VRDN (a)	5,100,000	5,099,974
		7,334,974
Maryland - 2.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 1995, 0.39% 4/7/14 (Liquidity Facility Manufacturers & Traders Trust Co.), VRDN (a)	1,860,000	1,860,000
Massachusetts - 2.6%
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 A, 0.24% 4/7/14, LOC RBS Citizens NA, VRDN (a)	900,000	900,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (New England Pwr. Co. Proj.):
Series 1992:
0.28% tender 4/9/14, CP mode	300,000	300,000
0.28% tender 4/10/14, CP mode	900,000	900,000
Series 1993 B:
0.4% tender 4/24/14, CP mode	100,000	100,001
0.4% tender 5/2/14, CP mode	100,000	99,999
		2,300,000
Michigan - 0.5%
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Crest Industries, Inc. Proj.) Series 2000 A, 0.51% 4/7/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	120,000	120,000
Municipal Notes - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Kay Screen Printing, Inc. Proj.) Series 2000, 0.31% 4/7/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	$ 200,000	$ 200,000
(Press-Way, Inc. Proj.) Series 1998, 0.46% 4/7/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	100,000	100,000
		420,000
New Hampshire - 2.8%
New Hampshire Bus. Fin. Auth. Rev. Series 2008, 0.31% 4/1/14, LOC RBS Citizens NA, VRDN (a)	2,475,000	2,475,000
New Jersey - 1.4%
New Jersey Edl. Facilities Auth. Rev. Series 2008 F, 0.35% 4/7/14, LOC RBS Citizens NA, VRDN (a)	1,200,000	1,200,000
New York - 0.4%
North Amityville Fire Co., Inc. Series 2003, 0.29% 4/7/14, LOC Citibank NA, VRDN (a)	100,000	100,000
Rockland County Gen. Oblig. TAN Series 2014, 2% 3/17/15	250,000	253,248
		353,248
North Carolina - 1.0%
Davidson County Indl. Facilities & (Diebold, Inc. Proj.) Series 1997, 0.35% 4/7/14, LOC Bank of America NA, VRDN (a)(b)	400,000	400,000
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. Series 2000 B, 0.22% 4/7/14, VRDN (a)(b)	500,000	500,000
		900,000
Ohio - 0.1%
Franklin County Indl. Dev. Rev. (Girl Scout Council Proj.) 0.43% 4/7/14, LOC PNC Bank NA, VRDN (a)	110,000	110,000
Pennsylvania - 0.8%
Butler County Hosp. Auth. Hosp. Rev. Series 2012 A, 0.26% 4/7/14, LOC Citizens Bank of Pennsylvania, VRDN (a)	300,000	300,000
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev.:
Series 1985 D, 0.3% 4/7/14, LOC Bayerische Landesbank, VRDN (a)	100,000	100,000
Series 1985, 0.3% 4/7/14, LOC Bayerische Landesbank, VRDN (a)	100,000	100,000
Series 2007 B, 0.3% 4/7/14, LOC Bayerische Landesbank, VRDN (a)	150,000	150,000
		650,000
Municipal Notes - continued
	Principal Amount	Value
Puerto Rico - 1.7%
Puttable Floating Option Tax Receipts Participating VRDN Series DB 285, 0.37% 4/7/14 (Liquidity Facility Deutsche Bank AG) (a)(c)	$ 1,500,000	$ 1,500,000
Rhode Island - 1.9%
Rhode Island Health & Ed. Bldg. Corp. Rev. Series 2007, 0.35% 4/7/14, LOC RBS Citizens NA, VRDN (a)	720,000	720,000
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2005 A:
0.27% 4/1/14, LOC RBS Citizens NA, VRDN (a)	315,000	315,000
0.33% 4/1/14, LOC RBS Citizens NA, VRDN (a)	590,000	590,000
		1,625,000
South Carolina - 1.8%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1997, 0.37% 4/7/14, VRDN (a)(b)	1,000,000	1,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.):
Series 1999 A, 0.15% 4/1/14, VRDN (a)	400,000	400,000
Series 1999 B, 0.17% 4/1/14, VRDN (a)(b)	200,000	200,000
		1,600,000
Tennessee - 1.4%
Clarksville Pub. Bldg. Auth. Rev. Series 2008, 0.11% 4/1/14, LOC Bank of America NA, VRDN (a)	325,000	325,000
Nashville Metropolitan Govt. Edl. Facilites Rev. (Univ. School Proj.) Series 2002, 0.23% 4/7/14, LOC SunTrust Banks, Inc., VRDN (a)	845,000	845,000
		1,170,000
Texas - 13.1%
Fort Bend County Indl. Dev. Corp. (Aatons Rent, Inc. Proj.) 0.27% 4/7/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	330,000	330,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2004 A, 0.24% 4/1/14, VRDN (a)	1,390,000	1,390,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.24% 4/1/14, VRDN (a)	650,000	650,000
Series 2004, 0.3% 4/7/14, VRDN (a)(b)	630,000	630,000
Series 2009 B, 0.24% 4/1/14, VRDN (a)	910,000	910,000
Series 2010 C, 0.24% 4/1/14, VRDN (a)	1,780,000	1,780,000
Series 2010 D:
0.24% 4/1/14, VRDN (a)	300,000	300,000
0.24% 4/1/14, VRDN (a)	2,650,000	2,650,000
Municipal Notes - continued
	Principal Amount	Value
Texas - continued
San Antonio Arpt. Sys. Rev. 0.25% 4/7/14, LOC Bank of America NA, VRDN (a)(b)	$ 100,000	$ 100,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 2974, 0.26% 4/7/14 (Liquidity Facility Cr. Suisse AG) (a)(c)	2,700,000	2,700,000
		11,440,000
Virginia - 0.8%
Arlington County Indl. Rev. (Nat'l. Science Teachers Assoc. Proj.) Series 2000 A, 0.23% 4/7/14, LOC SunTrust Banks, Inc., VRDN (a)	310,000	310,000
Lynchburg Indl. Dev. Auth. Recreational (Young Men's Christian Assoc. of Central Virginia Proj.) Series 2001, 0.17% 4/7/14, LOC Wells Fargo Bank NA, VRDN (a)	150,000	150,000
Norfolk Econ. Dev. Auth. (The William's School Proj.) Series 2001, 0.17% 4/7/14, LOC Wells Fargo Bank NA, VRDN (a)	120,000	120,000
Norfolk Redev. & Hsg. Auth. Rev. (E2F Student Hsg. 1, LLC Proj.) Series 2005, 0.14% 4/7/14, LOC Bank of America NA, VRDN (a)	100,000	100,000
		680,000
Washington - 1.1%
Kitsap County Indl. Dev. Corpre (Cara Land Co., L.L.C. Proj.) Series 2006, 0.27% 4/7/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	235,000	235,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series MS 3354, 0.25% 4/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	700,000	700,000
		935,000
Municipal Notes - continued
	Principal Amount	Value
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Rev. (Pallottine Health Svcs. Proj.) 0.16% 4/7/14, LOC Fifth Third Bank, Cincinnati, VRDN (a)	$ 175,000	$ 175,000
TOTAL MUNICIPAL NOTES (Cost $52,224,309)		52,231,144
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $87,812,893)		87,878,006
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(812,014)
NET ASSETS - 100%		$ 87,065,992
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 16
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $87,812,893. Net unrealized appreciation aggregated $65,113, of which $87,121 related to appreciated investment securities and $22,008 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Limited Term
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2014

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity® Limited Term
Municipal Income Fund

1.816176.109

ASTM-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.4%
	Principal Amount (000s)	Value (000s)
Arizona - 3.3%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/14 (FSA Insured)	$ 5,000	$ 5,117
5% 10/1/16 (FSA Insured)	13,000	14,349
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (Pre-Refunded to 9/1/14 @ 100)	6,470	6,606
Series 2005 A1, 5% 9/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,039
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	11,681
Series 2008, 5.5% 9/1/16	1,385	1,539
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,167
5% 10/1/20	5,180	5,953
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (c)	6,000	6,049
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	4,800	4,821
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
1% 7/1/19 (a)	900	939
1% 7/1/20 (a)	1,360	1,403
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	12,085	12,757
5% 7/1/18	5,200	5,487
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (c)	2,800	2,804
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,182
Series 2009 B, 5% 7/1/16	5,090	5,604
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.53%, tender 5/1/14 (c)(d)	3,200	3,200
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,210	2,528
5% 12/1/22	2,470	2,822
5% 12/1/23	3,425	3,903
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,764
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.: - continued
Series 2012 A:
5% 7/1/18	$ 825	$ 954
5% 7/1/19	1,550	1,809
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,317
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16	3,055	3,266
5% 7/1/17	3,315	3,608
5% 7/1/18	3,365	3,717
		125,385
California - 10.8%
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A, 0% 10/1/19	3,600	3,119
Series 2013 A, 5% 10/1/22	2,190	2,556
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (c)	5,000	5,060
Series 2009 A:
5% 7/1/15	3,660	3,704
5.25% 7/1/14	1,780	1,802
5.25% 7/1/14 (Escrowed to Maturity)	520	527
California Gen. Oblig.:
5% 9/1/18	7,500	8,700
5% 9/1/19	20,000	23,579
5% 9/1/20	20,000	23,593
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	1,370	1,427
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (c)	2,930	2,965
Series 2009 F, 5%, tender 7/1/14 (c)	5,200	5,262
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.86%, tender 7/1/17 (c)	4,000	4,034
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	4,300	4,398
California Infra Eco Dev. Bank Rev. Bonds Series 2013 A1:
0.34%, tender 4/1/16 (c)	17,000	16,996
0.34%, tender 4/1/16 (c)	30,000	29,993
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 0.85%, tender 5/1/14 (c)(d)	$ 3,250	$ 3,251
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	2,023
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,160
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,172
5% 10/1/19	1,490	1,756
(Various Cap. Proj.) Series 2012 G, 5% 11/1/22	1,250	1,450
(Various Cap. Projects) Series 2011 A:
5% 10/1/18	6,475	7,487
5% 10/1/19	5,000	5,819
5% 10/1/20	2,525	2,944
(Various Cap. Projs.) Series 2012 A, 5% 4/1/21	1,000	1,162
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,779
Series 2009 J, 5% 11/1/17	2,300	2,617
Series 2010 A:
5% 3/1/16	2,000	2,171
5% 3/1/17	5,405	6,034
California Statewide Cmntys. Dev. Auth. Rev. Bonds:
Series 2002 C, 5%, tender 5/1/17 (c)	4,000	4,510
Series 2009 E2, 5%, tender 5/1/17 (c)	2,000	2,252
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.474%, tender 12/12/15 (c)	12,500	12,507
East Bay Muni. Util. District Wastewtr. Sys. Rev. Bonds Series 2011 A2, 0.41%, tender 7/1/14 (c)	55,900	55,909
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 4% 6/1/21	3,500	3,801
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A:
5% 7/1/18	9,750	11,367
5% 7/1/19	4,400	5,210
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,653
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	20,960	24,559
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,685
5% 3/1/19	2,935	3,379
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	$ 2,025	$ 2,245
5% 12/1/17	9,790	11,085
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 A2, 0.21%, tender 5/1/15 (c)	18,000	17,941
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,413
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/14	1,120	1,133
5% 7/1/15	2,170	2,299
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,094
5% 7/1/18	2,000	2,318
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	1,000	1,142
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (d)	2,500	2,866
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	7,115	7,079
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,881
5% 6/1/17	3,700	4,090
5% 6/1/18	6,470	7,282
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,752
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	3,006
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,898
5% 8/1/18	8,000	8,867
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,135
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A, 5% 5/15/15	1,845	1,943
Series 2009 B, 5% 5/15/14	7,000	7,041
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,183
		414,065
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (c)	$ 4,200	$ 4,429
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	565
		4,994
Connecticut - 2.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (c)(d)	4,300	4,341
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	10,500	10,880
Series 2012 C, 5% 6/1/21	23,420	27,589
Series 2012 D, 0.35% 9/15/15 (c)	6,000	6,005
Series 2013 A:
0.2% 3/1/15 (c)	2,800	2,799
0.29% 3/1/16 (c)	1,100	1,101
0.4% 3/1/17 (c)	1,400	1,401
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (c)	2,925	2,962
Series D, 4% 7/1/14	1,000	1,009
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	8,000	8,710
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2011 A, 5% 12/1/18	5,575	6,475
New Haven Gen. Oblig. Series 2013 A:
2% 8/1/14	6,960	6,997
5% 8/1/15	1,000	1,058
		81,327
District Of Columbia - 0.4%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	3,894
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,592
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	8,500	9,366
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,012
		15,864
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 7.5%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	$ 4,000	$ 4,113
5% 12/1/15	4,395	4,680
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/21	1,000	1,154
Broward County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,803
Series 2012 A:
5% 7/1/19	7,000	7,958
5% 7/1/20	15,070	17,160
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,005	14,759
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,211
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/14	2,000	2,064
Series 2011:
4% 12/1/16	1,265	1,359
5% 12/1/17	1,685	1,890
5% 12/1/18	685	775
5% 12/1/19	1,820	2,061
5% 12/1/20	1,000	1,130
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14	1,355	1,385
5% 10/1/16	1,530	1,675
5% 10/1/17	1,455	1,621
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (c)	1,900	1,906
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	21,989
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,113
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2009 C, 5% 6/1/20	3,625	4,245
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	15,800	18,362
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/17	700	746
5% 2/1/18	1,790	1,924
5% 2/1/19	1,450	1,566
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A: - continued
5% 2/1/20	$ 2,025	$ 2,182
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,010	21,190
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,278
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	1,956
5% 10/1/20	1,000	1,144
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,520
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,057
5% 9/1/17	1,000	1,109
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,248
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	794
5.25% 10/1/15	3,525	3,781
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,449
5% 10/1/20	2,000	2,314
5% 10/1/21	2,000	2,322
5% 10/1/22	1,000	1,168
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,109
5% 11/15/22	485	538
Miami-Dade County Expressway Auth. (Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	2,000	2,300
5% 7/1/20	1,000	1,144
5% 7/1/21	2,000	2,295
5% 7/1/22	2,000	2,298
5% 7/1/23	2,000	2,268
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B:
5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,790	4,825
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	4,009
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,446
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	$ 4,000	$ 4,096
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,346
5% 10/1/16	1,000	1,089
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,928
Orlando & Orange County Expressway Auth. Rev.:
Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,512
Series 2012, 5% 7/1/19	1,000	1,161
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,704
Series 2010 C, 5% 10/1/17	1,895	2,160
Series 2011 B:
5% 10/1/18	2,250	2,595
5% 10/1/19	2,325	2,734
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	1,250	1,434
5% 10/1/19	1,100	1,267
5% 10/1/20	1,000	1,152
5% 10/1/21	1,000	1,157
5% 10/1/22	1,000	1,160
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (d)	4,465	4,976
5% 10/1/19 (d)	2,025	2,269
5% 10/1/18 (d)	2,745	3,081
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.) 5% 7/1/14	2,000	2,024
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B, 5% 10/1/18	4,700	5,461
Series 2011, 5% 10/1/19	5,590	6,557
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,770
5% 11/15/17	1,500	1,698
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (d)	3,000	3,054
5% 10/1/15 (FSA Insured) (d)	2,920	3,113
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Solid Waste Sys. Rev. Series 2010: - continued
5% 10/1/16 (FSA Insured) (d)	$ 6,000	$ 6,626
5% 10/1/17 (FSA Insured) (d)	5,000	5,628
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	2,040
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,278
		287,463
Georgia - 3.7%
Atlanta Arpt. Rev.:
5% 1/1/22 (b)	1,000	1,163
5% 1/1/23 (b)	1,000	1,163
5% 1/1/24 (b)	1,150	1,338
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (c)	8,500	8,500
Fourth Series 1994, 1.2%, tender 4/1/14 (c)	4,800	4,800
Second Series 1994, 1.2%, tender 4/1/14 (c)	3,450	3,450
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (c)	12,500	12,295
2.2%, tender 4/2/19 (c)	9,700	9,709
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009, 5% 11/1/14	7,490	7,699
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,653
5% 1/1/20	4,000	4,686
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,310
(Proj. One):
Series 2008 A, 5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,876
Series 2008 D:
5.75% 1/1/19	14,890	17,469
5.75% 1/1/20	3,555	4,168
Series B, 5% 1/1/17	2,750	3,061
Series GG:
5% 1/1/16	680	733
5% 1/1/20	675	782
5% 1/1/21	1,670	1,933
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series R, 5% 10/1/21	5,000	5,739
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series 2000 A, 0.31%, tender 9/1/14 (c)	$ 13,800	$ 13,790
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (c)	17,900	17,920
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/15	1,040	1,067
5% 1/1/16	2,415	2,538
5% 1/1/18	1,530	1,645
		141,487
Hawaii - 0.6%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (d)	3,900	4,122
Series 2011, 5% 7/1/19 (d)	4,000	4,528
Hawaii Gen. Oblig. Series DR, 5% 6/1/16 (Escrowed to Maturity)	2,895	3,175
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/19 (d)	1,400	1,547
5% 8/1/20 (d)	3,050	3,340
5% 8/1/21 (d)	550	602
5% 8/1/22 (d)	2,075	2,261
5% 8/1/23 (d)	1,435	1,559
		21,134
Illinois - 9.7%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (FGIC Insured)	10,000	7,512
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,510
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,575
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,890
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,779
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,739
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	12,428
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2009 A, 5% 1/1/22	$ 2,500	$ 2,710
Series 2012 B, 5.125% 1/1/15 (Escrowed to Maturity)	2,060	2,136
Series 2012 C, 5% 1/1/23	885	964
Series A, 5% 1/1/17 (FSA Insured)	3,465	3,672
Series B, 5% 1/1/17 (FSA Insured)	5,115	5,383
4.5% 1/1/20	1,150	1,244
5% 1/1/21	1,500	1,678
5% 1/1/21	4,875	5,453
5% 1/1/23	1,000	1,099
Chicago Midway Arpt. Rev.:
Bonds Series 2010 B, 5%, tender 1/1/15 (c)	5,000	5,179
5% 1/1/22	5,000	5,609
5% 1/1/23	5,900	6,576
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/17 (d)	1,000	1,110
Series 2010 E:
5% 1/1/15 (d)	4,000	4,138
5% 1/1/16 (d)	1,500	1,612
Series 2011 B, 5% 1/1/18	6,500	7,333
Series 2012 A, 5% 1/1/21	1,400	1,605
Series 2012 B, 5% 1/1/21 (d)	4,605	5,205
Series 2013 B, 5% 1/1/22	4,000	4,570
Series 2013 D, 5% 1/1/22	3,220	3,679
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,851
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,277
5% 6/1/19 (Assured Guaranty Corp. Insured) (Pre-Refunded to 12/1/16 @ 100)	415	464
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	1,310	1,479
5% 1/1/23	1,200	1,329
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,575	9,497
Series 2010 A, 5.25% 11/15/22	4,960	5,581
Series 2011 A, 5.25% 11/15/22	1,000	1,142
Series 2012 C:
5% 11/15/19	3,200	3,658
5% 11/15/20	7,210	8,232
5% 11/15/21	4,970	5,675
5% 11/15/22	1,250	1,423
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2014 A:
5% 11/15/20	$ 1,000	$ 1,142
5% 11/15/21	500	571
5% 11/15/22	1,000	1,131
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,781
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 0.85%, tender 5/1/14 (c)(d)	5,640	5,642
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (c)	9,500	9,728
Series 2010, 2.125%, tender 7/1/14 (c)	12,500	12,548
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,325
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	575
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5% 7/1/15	1,000	1,045
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,233
5% 5/15/17	3,520	3,902
(Provena Health Proj.) Series 2010 A:
5% 5/1/14	2,000	2,006
5.75% 5/1/19	2,650	2,985
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,265
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,853
Bonds (Advocate Health Care Proj.) Series 2008 C B3, 4.375%, tender 7/1/14 (c)	4,000	4,042
Series 2012 A, 5% 5/15/23	1,300	1,402
Series 2012:
5% 9/1/18	1,160	1,267
5% 9/1/19	1,115	1,219
5% 9/1/20	1,470	1,596
5% 9/1/21	1,645	1,776
5% 9/1/22	3,530	3,790
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,495	$ 1,594
Series 2004, 5% 11/1/16	11,000	12,152
Series 2005, 5% 4/1/17 (AMBAC Insured)	8,050	8,340
Series 2007 A, 5.5% 6/1/15	1,000	1,058
Series 2007 B, 5% 1/1/17	9,835	10,816
Series 2010:
5% 1/1/15 (FSA Insured)	20,000	20,686
5% 1/1/21 (FSA Insured)	1,600	1,775
Series 2012:
5% 3/1/19	5,500	6,227
5% 8/1/19	2,660	3,025
5% 8/1/20	6,900	7,843
5% 8/1/21	1,400	1,577
5% 8/1/22	5,800	6,517
Series 2013, 5% 7/1/22	1,265	1,421
Series 2014, 5% 2/1/22	3,000	3,369
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,341
5% 5/15/16 (FSA Insured)	2,325	2,493
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,358
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,406
4.5% 6/15/17	6,075	6,715
Series 2010, 5% 6/15/15	8,800	9,295
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
4% 6/15/20	1,000	1,007
5% 6/15/20	6,000	6,191
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,200	3,284
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	576
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,496
Metropolitan Pier & Exposition:
Series A, 0% 6/15/14 (Escrowed to Maturity)	8,625	8,621
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition: - continued
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 700	$ 699
Univ. of Illinois Rev. 0% 4/1/14	2,350	2,350
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	875	873
0% 11/1/16 (Escrowed to Maturity)	740	729
0% 11/1/16 (FSA Insured)	2,235	2,166
		370,820
Indiana - 2.3%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.47%, tender 6/2/14 (c)(d)	1,800	1,800
Indiana Fin. Auth. Hosp. Rev.:
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,512
5% 5/1/15	6,420	6,703
Series 2013:
5% 8/15/22	700	799
5% 8/15/23	1,000	1,143
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,290
5% 12/1/15	2,135	2,299
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,504
(Wabash Valley Correctional Facility Proj.) Series 2009 A, 5% 7/1/14	2,500	2,530
Series 2010 A, 5% 2/1/17	2,800	3,131
Series 2012:
5% 3/1/20	650	715
5% 3/1/21	1,225	1,349
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	4,000	4,331
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	2,200	2,231
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,696
5% 1/1/20	1,250	1,447
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana State Fin. Auth. Wastewtr. (CWA Auth. Proj.) Series 2012 A:
5% 10/1/20	$ 825	$ 971
5% 10/1/22	1,600	1,884
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515	544
Indianapolis Thermal Energy Sys.:
Bonds Series 2013 B, 0.73%, tender 8/1/14 (c)	10,000	10,003
Series 2010 B:
5% 10/1/16	5,000	5,480
5% 10/1/17	5,000	5,606
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,099
4% 1/15/20	1,345	1,469
4% 1/15/21	1,250	1,355
5% 7/15/19	1,680	1,939
5% 7/15/20	1,170	1,355
5% 7/15/21	1,000	1,148
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	548
5% 7/1/15	315	334
5% 7/1/16	500	550
Series Z-1:
5% 7/1/16	1,215	1,337
5% 7/1/17	1,000	1,128
5% 7/1/18	1,500	1,738
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,031
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,069
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,267
		86,335
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,811
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	592
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D: - continued
5% 11/15/15	$ 625	$ 672
5% 11/15/16	875	972
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,100	2,956
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14 (Escrowed to Maturity)	2,000	2,059
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14 (Escrowed to Maturity)	2,405	2,476
5% 11/15/15 (Escrowed to Maturity)	6,245	6,723
5% 11/15/16 (Escrowed to Maturity)	5,410	6,044
Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,250	2,639
5% 11/15/20 (Escrowed to Maturity)	2,745	3,285
		28,418
Kentucky - 0.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 4% 2/1/15	1,495	1,535
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,231
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.47%, tender 6/2/14 (c)(d)	1,805	1,805
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,811
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas and Elec. Co. Proj.) Series 2007 B:
1.15%, tender 6/1/17 (c)	2,600	2,580
1.6%, tender 6/1/17 (c)	8,000	8,049
(Louisville Gas and Electronic Co. Proj.) Series 2003 A, 1.65%, tender 4/3/17 (c)	6,000	6,042
		27,053
Louisiana - 1.1%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.578%, tender 5/1/17 (c)	25,000	24,963
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A, 5% 7/1/16	2,000	2,171
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.: - continued
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	$ 3,000	$ 3,061
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,716
5% 7/1/22	1,000	1,144
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,093
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,074
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,500	5,049
		42,271
Maryland - 1.4%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5% 7/1/14	3,500	3,541
Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,343
Series 2012 D, 0.934%, tender 11/15/17 (c)	14,000	14,145
Series 2013 A:
0.684%, tender 5/15/18 (c)	5,000	5,007
0.704%, tender 5/15/18 (c)	7,100	7,115
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,808
Series 2011 A, 5% 7/1/20	16,000	18,735
		52,694
Massachusetts - 1.7%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,006
5% 5/15/16	4,400	4,823
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,694
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	12,827
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,570
4% 7/1/16	1,000	1,074
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Boston College Proj.):
Series Q2:
4% 7/1/15	$ 1,170	$ 1,225
4% 7/1/16	1,000	1,074
5% 7/1/14	1,080	1,093
5% 7/1/17	1,370	1,542
(Tufts Med. Ctr. Proj.) Series I, 5% 1/1/16	1,300	1,381
Bonds Series 2013 U-6E, 0.61%, tender 9/30/16 (c)	5,900	5,890
4.5% 11/15/18	5,500	5,508
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (d)	4,725	5,311
Massachusetts Gen. Oblig. Series 2004 B, 5.25% 8/1/20	12,700	15,217
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,918
		66,153
Michigan - 3.1%
Big Rapids Pub. School District 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,195
Detroit School District Series 2012 A:
5% 5/1/19	2,000	2,205
5% 5/1/20	2,000	2,209
5% 5/1/21	1,810	1,993
Detroit Swr. Disp. Rev. Series 2006 D, 0.765% 7/1/32 (c)	4,070	3,186
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,416
5% 5/1/20	2,635	3,064
5% 5/1/21	2,150	2,491
5% 5/1/22	1,850	2,141
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,436
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2003 A, 5.25% 5/15/14 (FSA Insured)	2,000	2,011
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,415
5% 11/15/19	1,000	1,136
Michigan Fin. Auth. Rev.:
Series 2008 B2, 5% 6/1/15	1,090	1,135
Series 2012 A:
5% 6/1/16	2,290	2,453
5% 6/1/17	1,410	1,543
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Fin. Auth. Rev.: - continued
Series 2012 A:
5% 6/1/18	$ 2,430	$ 2,694
Michigan Hosp. Fin. Auth. Rev. (McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,184
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/15	1,750	1,861
5% 10/1/15	3,250	3,456
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/14	2,140	2,148
5% 5/1/15	1,845	1,934
5% 5/1/16	1,865	2,008
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,173
Univ. of Michigan Rev. Bonds 0.26%, tender 4/1/15 (c)	30,870	30,882
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A, 5% 12/1/14 (d)	1,500	1,547
Series 2010 A, 5% 12/1/18 (d)	1,400	1,568
Series 2011 A, 5% 12/1/19 (d)	22,700	25,525
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,469
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,197
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,519
		118,194
Minnesota - 0.1%
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,382
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	606
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,034
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,076
		4,098
Mississippi - 0.5%
Mississippi Bus. Fin. Corp. Rev. Bonds (Pwr. Co. Proj.) Series 2010, 1.625%, tender 1/12/18 (c)	12,400	12,227
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.59% 9/1/17 (c)	$ 3,500	$ 3,503
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity)	4,000	3,986
		19,716
Missouri - 0.1%
Saint Louis Arpt. Rev. Series 2013:
2% 7/1/14	2,600	2,611
5% 7/1/18	765	868
		3,479
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/22	1,100	1,233
Series C:
4% 1/1/15	2,360	2,427
4% 1/1/16	2,195	2,333
		5,993
Nevada - 3.2%
Clark County Arpt. Rev.:
Series 2008 E:
5% 7/1/14	2,905	2,940
5% 7/1/15	3,500	3,704
Series 2013 C1, 2.5% 7/1/15 (d)	12,400	12,715
Series 2013 C2, 2% 7/1/14	8,700	8,738
Clark County School District:
Series 2005 A, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,215	22,556
Series 2012 A, 5% 6/15/19	24,610	28,160
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (d)	3,000	3,033
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	14,210
Series 2012 B, 5% 8/1/20	2,230	2,626
Series 2013 D1:
5% 3/1/22	11,250	13,266
5% 3/1/23	4,500	5,330
5% 3/1/24	2,700	3,133
		120,411
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/20	$ 2,705	$ 2,763
4% 7/1/21	1,520	1,544
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17	3,000	3,334
5% 2/1/18	2,500	2,844
		10,485
New Jersey - 4.8%
New Jersey Ctfs. of Prtn.:
Series 2008 A, 5% 6/15/15	750	791
Series 2009 A:
5% 6/15/15	11,285	11,899
5% 6/15/16	6,500	7,097
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 K:
5.25% 12/15/14	1,790	1,853
5.5% 12/15/19	8,030	9,518
Series 2005 O, 5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	6,350	6,629
Series 2008 W, 5% 3/1/15	10,400	10,846
Series 2009 BB, 5% 9/1/15	3,390	3,612
Series 2011 EE, 5% 9/1/20	5,000	5,765
Series 2012 G, 0.64% 2/1/15 (c)	7,800	7,811
Series 2012 II, 5% 3/1/21	6,800	7,817
Series 2012, 5% 6/15/18	10,600	11,980
New Jersey Gen. Oblig. Series O, 5.25% 8/1/22	3,930	4,738
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/15	4,500	4,829
Series 2013:
5% 12/1/18 (d)	6,000	6,754
5% 12/1/19 (d)	3,850	4,333
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds:
Series 2012 A, 0.81%, tender 12/22/14 (c)	15,400	15,413
Series 2013 D, 0.59%, tender 1/1/16 (c)	5,000	5,002
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	1,500	1,608
Series 2013 A, 5% 1/1/24	4,345	4,999
Series 2013 C, 0.54% 1/1/17 (c)	16,000	16,006
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	$ 5,000	$ 5,638
Series 2003 B. 5.25% 12/15/19	5,500	6,452
Series 2013 A, 5% 6/15/20	18,000	20,804
		182,194
New Mexico - 1.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	22,100	22,592
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,567
Series 2010 A1:
4% 12/1/15	3,700	3,914
4% 12/1/16	6,750	7,312
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	4,990
		46,375
New York - 11.4%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,243
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	728
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B, 5.25% 6/1/14 (Escrowed to Maturity)	2,000	2,016
Series 2010 A, 5% 5/1/15 (Escrowed to Maturity)	5,000	5,261
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,734
New York City Gen. Oblig.:
Series 2005 F1, 5% 9/1/15	3,560	3,799
Series B, 5% 8/1/14	10,000	10,161
Series J8, 0.44% 8/1/21 (c)	7,500	7,507
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,512
Series 2010 B:
5% 11/1/17	15,225	17,412
5% 11/1/17 (Escrowed to Maturity)	14,775	16,897
5% 11/1/20	5,950	6,908
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	890	958
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2010 D:
5% 11/1/17	$ 10,115	$ 11,568
Series 2012 A:
5% 11/1/17	7,000	8,006
5% 11/1/20	4,500	5,301
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,678
Series 2012 A, 4% 5/15/20	8,000	8,873
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A, 5% 3/15/15	4,000	4,183
Series 2009 D, 5% 6/15/15	16,075	17,001
Series 2012 A, 5% 12/15/20	8,500	10,010
Series A:
5% 2/15/15	8,775	9,141
5% 2/15/15 (Escrowed to Maturity)	5	5
New York Dorm. Auth. Revs.:
(Mental Health Svcs. Facilities Proj.):
Series 2008 D, 5% 8/15/14	7,755	7,894
Series 2009 A1, 5% 2/15/15	9,000	9,376
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	3,700	3,744
Series 2008 B, 5% 7/1/15	30,000	31,766
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	7,945
Series 2009 A:
5% 7/1/15	12,850	13,598
5% 7/1/16	8,390	9,224
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	14,285
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 B, 0.29%, tender 11/1/14 (c)	6,000	6,000
Series B:
5% 11/15/14	1,350	1,390
5% 11/15/15	2,325	2,503
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.524%, tender 11/1/14 (c)	6,800	6,801
Series 2012 G2, 0.634%, tender 11/1/15 (c)	13,300	13,296
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	6,112
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2008 B2:
5% 11/15/19	$ 6,185	$ 7,187
5% 11/15/20	5,500	6,359
5% 11/15/21	4,000	4,632
Series 2010 B2, 4% 11/15/14	2,830	2,897
Series 2012 B, 5% 11/15/22	2,000	2,318
Series 2012 D, 5% 11/15/18	2,515	2,912
Series 2012 E:
4% 11/15/19	4,000	4,450
5% 11/15/21	2,435	2,820
Series 2012 F, 5% 11/15/19	5,000	5,810
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	20,400	23,565
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/17	1,000	1,119
Series 2011 A1:
5% 4/1/17	1,500	1,678
5% 4/1/18	3,500	4,010
New York Urban Dev. Corp. Rev.:
Series 2009 C, 5% 12/15/16	17,000	19,025
Series 2011 A, 5% 3/15/21	18,425	21,681
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	20,000	21,914
Series 2013 B, 5% 6/1/21	3,400	3,672
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	3,830	4,131
		435,016
North Carolina - 2.0%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,087
4% 6/1/18	1,280	1,399
4% 6/1/20	1,000	1,086
5% 6/1/19	1,305	1,493
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,384
5% 3/1/18	1,500	1,718
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5% 11/1/15 (FSA Insured)	1,600	1,678
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A:
5% 1/1/15	$ 4,000	$ 4,138
5% 1/1/16	6,035	6,498
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,303
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,578
5% 6/1/16	1,000	1,091
5% 6/1/17	3,220	3,611
5% 6/1/18	3,820	4,367
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	3,816
Series 2008 A, 5.25% 1/1/20	2,000	2,257
Series 2012 A, 5% 1/1/18	18,705	21,270
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.554%, tender 12/1/15 (c)	11,500	11,516
		76,290
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,935
Ohio - 2.7%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,243
5% 6/1/17	3,500	3,827
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	4,153
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,085
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,145	2,342
5% 6/15/23	1,855	2,016
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	801
5% 6/1/16 (FSA Insured)	1,105	1,179
5% 6/1/17 (FSA Insured)	1,160	1,257
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.:
Bonds:
(First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (c)	$ 13,300	$ 13,502
(Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (c)	5,500	5,516
Series 2009 C, 5.625% 6/1/18	1,395	1,516
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	6,505	6,966
Series 2010 C:
4% 10/1/15	3,200	3,379
5% 10/1/16	1,250	1,385
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	4,535	4,856
Series 2010 A, 5% 10/1/15	1,185	1,269
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	2,960
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/17	3,290	3,732
Series 2011 A, 5% 8/1/17	3,070	3,483
Series 2012 C, 5% 9/15/21	4,350	5,173
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,071
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	518
5% 1/15/17	1,000	1,098
Series 2013 A2, 0.26% 1/1/15 (c)	1,430	1,430
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/16	4,720	5,270
5% 12/1/16 (Escrowed to Maturity)	280	313
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (c)	5,000	5,085
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	10,225	11,054
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5% 12/1/14	2,275	2,338
		102,817
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	$ 2,700	$ 2,717
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,689
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23	2,600	2,962
Series 2012, 5% 2/15/21	1,600	1,841
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,051
		15,260
Oregon - 0.2%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	2,500	2,527
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/15	2,500	2,593
5% 3/15/16	1,750	1,874
		6,994
Pennsylvania - 5.1%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/15 (FSA Insured) (d)	1,000	1,035
5% 1/1/16 (FSA Insured) (d)	1,000	1,075
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series 2008 B, 5% 6/15/14	1,385	1,399
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,454
5% 8/15/14	1,955	1,990
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (c)	2,000	2,037
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	5,000	5,571
5% 7/1/22	5,200	5,680
5% 1/1/23	3,000	3,217
5% 7/1/23	1,650	1,744
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	$ 1,000	$ 1,064
5% 7/1/17	1,255	1,347
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,452
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,732
5% 3/1/19	2,310	2,598
5% 3/1/20	2,140	2,406
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2010 B, 0.45%, tender 4/1/14 (c)	4,500	4,500
Pennsylvania Gen. Oblig. Series 2011, 5% 7/1/21	1,900	2,246
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,210
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2009 B, 5% 12/1/17	12,500	14,201
Series 2013 A, 0.66% 12/1/17 (c)	6,400	6,413
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,206
Eighth Series A, 5% 8/1/16	1,000	1,088
Seventeenth Series:
5.375% 7/1/15 (FSA Insured)	2,000	2,111
5.375% 7/1/16 (FSA Insured)	2,300	2,506
Philadelphia Gen. Oblig.:
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,550
5% 12/15/15 (FSA Insured)	5,000	5,386
5% 12/15/16 (FSA Insured)	7,275	8,052
Series 2011:
5.25% 8/1/17	6,165	6,958
5.25% 8/1/18	5,515	6,353
Philadelphia Muni. Auth. Rev. Series 2013 A:
5% 11/15/17	6,635	7,464
5% 11/15/18	3,430	3,882
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	14,842
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	15,838
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A: - continued
5% 6/15/16	$ 6,000	$ 6,589
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,753
5% 2/1/16 (FSA Insured)	5,620	6,055
Pittsburgh School District:
Series 2009 A, 3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,659
Series 2010 A:
4% 9/1/15	1,405	1,479
4% 9/1/15 (Escrowed to Maturity)	45	47
5% 9/1/16 (FSA Insured)	1,685	1,849
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/14	4,690	4,831
5% 11/15/15	2,420	2,602
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,128
5% 6/1/19	200	228
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/14	1,000	1,000
5% 4/1/19	1,305	1,460
5% 4/1/20	1,250	1,397
5% 4/1/21	1,000	1,115
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,367
		196,166
Puerto Rico - 0.1%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/21	6,000	4,693
Rhode Island - 0.3%
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,113
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,214
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A:
5% 5/15/18	$ 1,000	$ 1,125
5% 5/15/19	1,500	1,701
		12,153
South Carolina - 0.4%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,376
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B:
5% 12/1/17	2,000	2,278
5% 12/1/20	1,000	1,165
Series 2012 C, 5% 12/1/17	10,535	11,997
		16,816
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	636
5% 9/1/15	680	720
5% 9/1/16	500	547
5% 9/1/17	490	549
Series 2011:
5% 9/1/17	1,100	1,233
5% 9/1/18	1,200	1,359
5% 9/1/19	1,255	1,422
		6,466
Tennessee - 0.6%
Knox County Health Edl. & Hsg. Facilities Series 2012 A:
5% 1/1/19	1,925	2,117
5% 1/1/20	2,500	2,763
5% 1/1/21	2,500	2,763
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,160
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (d)	1,730	1,875
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	1,985
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A: - continued
5% 7/1/17	$ 1,100	$ 1,234
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,318
		21,215
Texas - 7.4%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,745
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,074
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,166
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,647
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,422
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,834
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,170
Corpus Christi Independent School District 4% 8/15/14	10,140	10,285
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/14	2,500	2,569
5% 11/1/15	5,000	5,362
Series 2013 F:
5% 11/1/19	2,000	2,346
5% 11/1/20	1,500	1,757
5% 11/1/21	3,000	3,488
5% 11/1/22	5,000	5,805
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,867
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	4,006
Grapevine Gen. Oblig. Series 2009, 5% 2/15/16	1,375	1,486
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Health Sys. Proj.) Series 2013 B:
0.26% 6/1/14 (c)	1,565	1,565
0.36% 6/1/15 (c)	1,465	1,466
0.46% 6/1/16 (c)	1,590	1,591
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/14	$ 1,000	$ 1,030
5% 11/15/16	500	549
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5% 8/15/14	1,075	1,094
Bonds Series 2012 B, 0.65%, tender 8/15/15 (c)	10,470	10,477
Series 2012 A, 0.49% 8/15/15 (c)	1,300	1,301
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (d)	7,380	8,280
Series 2012 A, 5% 7/1/23 (d)	2,000	2,231
Series A:
5% 7/1/15	2,070	2,192
5% 7/1/16	1,080	1,185
Houston Independent School District:
Bonds Series 2012, 2%, tender 6/1/14 (c)	5,850	5,867
Series 2005 A, 0% 2/15/16	4,500	4,451
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.66%, tender 8/1/16 (c)	9,200	9,205
5% 5/15/22 (b)	5,000	5,909
5% 5/15/23 (b)	7,000	8,324
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,415
Leander Independent School District Series 2001, 6% 8/15/14 (Escrowed to Maturity)	1,850	1,890
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,325
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,508
Lower Colorado River Auth. Rev.:
Series 2010, 5% 5/15/17	2,805	3,148
Series 2012 A, 4% 5/15/14	1,575	1,582
5% 5/15/15	2,120	2,232
5% 5/15/15 (Escrowed to Maturity)	5	5
5% 5/15/16	2,355	2,569
5% 5/15/16 (Escrowed to Maturity)	5	5
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,596
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,124
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B: - continued
5% 7/1/18	$ 3,030	$ 3,428
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	1,994
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.55%, tender 5/1/14 (c)(d)	3,600	3,600
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,580	1,711
North Texas Tollway Auth. Rev. Bonds Series 2012 C, 1.95%, tender 1/1/19 (c)	8,500	8,378
Northside Independent School District Bonds:
1%, tender 6/1/16 (c)	20,000	20,128
1.2%, tender 8/1/17 (c)	30,000	29,990
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	1,000	1,146
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2012 A, 2%, tender 12/1/14 (c)	8,370	8,462
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,150
5% 9/15/21	1,000	1,151
5% 9/15/22	3,440	3,978
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,686
5% 5/15/20	6,000	7,092
5% 5/15/21	5,000	5,914
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,220	2,306
5% 2/15/15 (Escrowed to Maturity)	280	292
5% 2/15/16	2,000	2,171
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,416
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	750	854
5% 8/15/23	1,000	1,128
Series 2013:
4% 9/1/18	400	433
5% 9/1/19	655	739
5% 9/1/20	915	1,026
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	$ 3,840	$ 4,219
Texas Muni. Pwr. Agcy. Rev. Series 2010:
4% 9/1/14	1,000	1,013
5% 9/1/15	835	885
5% 9/1/16	750	827
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (c)	6,300	6,330
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/25	2,200	2,460
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,221
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,002
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	1,800	2,149
		281,424
Utah - 0.0%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,214
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,356
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,250
Virginia - 0.1%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	639
5% 7/15/21	400	442
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	1,800	1,805
		2,886
Washington - 2.0%
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	30,000	35,293
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,613
5% 1/1/21	1,865	2,194
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Highline School District # 401 Series 2009:
5% 12/1/16	$ 6,350	$ 7,079
5% 12/1/17	2,950	3,366
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (d)	2,500	2,770
Port of Seattle Rev. Series 2010 C:
5% 2/1/16 (d)	2,000	2,159
5% 2/1/17 (d)	2,500	2,745
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,236
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,844
Tacoma Elec. Sys. Rev. Series 2013 A:
4% 1/1/20	5,000	5,586
4% 1/1/21	2,000	2,232
5% 1/1/20	3,000	3,523
5% 1/1/21	1,770	2,092
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A, 5% 8/15/14	2,000	2,033
		76,765
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2.25%, tender 9/1/16 (c)(d)	7,000	7,087
Wisconsin - 0.4%
Milwaukee County Arpt. Rev.:
Series 2010 B, 5% 12/1/15 (d)	1,720	1,838
Series 2013 A:
5% 12/1/20 (d)	1,330	1,488
5% 12/1/22 (d)	1,470	1,624
5.25% 12/1/23 (d)	1,540	1,731
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,277
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,638
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/15	1,105	1,185
5% 12/15/16	1,440	1,593
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/17	$ 1,540	$ 1,741
Series 2012, 5% 10/1/21	1,400	1,614
		15,729
TOTAL MUNICIPAL BONDS (Cost $3,486,506)		3,566,751
Municipal Notes - 3.1%

California - 0.7%
Golden Empire School Fing. Auth. BAN (Kern High School District Proj.) Series 2013, 0.36% 5/1/14 (c)	28,000	28,000
Connecticut - 0.2%
New Britain Gen. Oblig. BAN 2% 10/30/14	6,745	6,794
Illinois - 0.7%
Chicago Gen. Oblig. Series 2003 B2, 0.45% 4/1/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	24,700	24,700
Louisiana - 0.8%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.3% 4/7/14, VRDN (c)	32,000	32,000
New York - 0.7%
Broome County Gen. Oblig. BAN 1.5% 5/8/14	25,470	25,496
TOTAL MUNICIPAL NOTES (Cost $116,986)		116,990
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $3,603,492)		3,683,741
NET OTHER ASSETS (LIABILITIES) - 3.5%		133,485
NET ASSETS - 100%		$ 3,817,226
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $3,603,506,000. Net unrealized appreciation aggregated $80,235,000, of which $92,805,000 related to appreciated investment securities and $12,570,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Limited Term
Municipal Income Fund

March 31, 2014

1.814658.109

STM-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.4%
	Principal Amount (000s)	Value (000s)
Arizona - 3.3%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/14 (FSA Insured)	$ 5,000	$ 5,117
5% 10/1/16 (FSA Insured)	13,000	14,349
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (Pre-Refunded to 9/1/14 @ 100)	6,470	6,606
Series 2005 A1, 5% 9/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,039
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	11,681
Series 2008, 5.5% 9/1/16	1,385	1,539
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,167
5% 10/1/20	5,180	5,953
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (c)	6,000	6,049
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	4,800	4,821
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
1% 7/1/19 (a)	900	939
1% 7/1/20 (a)	1,360	1,403
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	12,085	12,757
5% 7/1/18	5,200	5,487
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (c)	2,800	2,804
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,182
Series 2009 B, 5% 7/1/16	5,090	5,604
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.53%, tender 5/1/14 (c)(d)	3,200	3,200
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,210	2,528
5% 12/1/22	2,470	2,822
5% 12/1/23	3,425	3,903
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,764
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.: - continued
Series 2012 A:
5% 7/1/18	$ 825	$ 954
5% 7/1/19	1,550	1,809
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,317
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16	3,055	3,266
5% 7/1/17	3,315	3,608
5% 7/1/18	3,365	3,717
		125,385
California - 10.8%
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A, 0% 10/1/19	3,600	3,119
Series 2013 A, 5% 10/1/22	2,190	2,556
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (c)	5,000	5,060
Series 2009 A:
5% 7/1/15	3,660	3,704
5.25% 7/1/14	1,780	1,802
5.25% 7/1/14 (Escrowed to Maturity)	520	527
California Gen. Oblig.:
5% 9/1/18	7,500	8,700
5% 9/1/19	20,000	23,579
5% 9/1/20	20,000	23,593
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	1,370	1,427
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (c)	2,930	2,965
Series 2009 F, 5%, tender 7/1/14 (c)	5,200	5,262
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.86%, tender 7/1/17 (c)	4,000	4,034
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	4,300	4,398
California Infra Eco Dev. Bank Rev. Bonds Series 2013 A1:
0.34%, tender 4/1/16 (c)	17,000	16,996
0.34%, tender 4/1/16 (c)	30,000	29,993
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 0.85%, tender 5/1/14 (c)(d)	$ 3,250	$ 3,251
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	2,023
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,160
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,172
5% 10/1/19	1,490	1,756
(Various Cap. Proj.) Series 2012 G, 5% 11/1/22	1,250	1,450
(Various Cap. Projects) Series 2011 A:
5% 10/1/18	6,475	7,487
5% 10/1/19	5,000	5,819
5% 10/1/20	2,525	2,944
(Various Cap. Projs.) Series 2012 A, 5% 4/1/21	1,000	1,162
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,779
Series 2009 J, 5% 11/1/17	2,300	2,617
Series 2010 A:
5% 3/1/16	2,000	2,171
5% 3/1/17	5,405	6,034
California Statewide Cmntys. Dev. Auth. Rev. Bonds:
Series 2002 C, 5%, tender 5/1/17 (c)	4,000	4,510
Series 2009 E2, 5%, tender 5/1/17 (c)	2,000	2,252
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.474%, tender 12/12/15 (c)	12,500	12,507
East Bay Muni. Util. District Wastewtr. Sys. Rev. Bonds Series 2011 A2, 0.41%, tender 7/1/14 (c)	55,900	55,909
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 4% 6/1/21	3,500	3,801
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A:
5% 7/1/18	9,750	11,367
5% 7/1/19	4,400	5,210
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,653
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	20,960	24,559
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,685
5% 3/1/19	2,935	3,379
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	$ 2,025	$ 2,245
5% 12/1/17	9,790	11,085
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 A2, 0.21%, tender 5/1/15 (c)	18,000	17,941
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,413
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/14	1,120	1,133
5% 7/1/15	2,170	2,299
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,094
5% 7/1/18	2,000	2,318
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	1,000	1,142
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (d)	2,500	2,866
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	7,115	7,079
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,881
5% 6/1/17	3,700	4,090
5% 6/1/18	6,470	7,282
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,752
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	3,006
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,898
5% 8/1/18	8,000	8,867
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,135
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A, 5% 5/15/15	1,845	1,943
Series 2009 B, 5% 5/15/14	7,000	7,041
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,183
		414,065
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (c)	$ 4,200	$ 4,429
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	565
		4,994
Connecticut - 2.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (c)(d)	4,300	4,341
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	10,500	10,880
Series 2012 C, 5% 6/1/21	23,420	27,589
Series 2012 D, 0.35% 9/15/15 (c)	6,000	6,005
Series 2013 A:
0.2% 3/1/15 (c)	2,800	2,799
0.29% 3/1/16 (c)	1,100	1,101
0.4% 3/1/17 (c)	1,400	1,401
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (c)	2,925	2,962
Series D, 4% 7/1/14	1,000	1,009
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	8,000	8,710
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2011 A, 5% 12/1/18	5,575	6,475
New Haven Gen. Oblig. Series 2013 A:
2% 8/1/14	6,960	6,997
5% 8/1/15	1,000	1,058
		81,327
District Of Columbia - 0.4%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	3,894
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,592
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	8,500	9,366
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,012
		15,864
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 7.5%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	$ 4,000	$ 4,113
5% 12/1/15	4,395	4,680
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/21	1,000	1,154
Broward County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,803
Series 2012 A:
5% 7/1/19	7,000	7,958
5% 7/1/20	15,070	17,160
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,005	14,759
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,211
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/14	2,000	2,064
Series 2011:
4% 12/1/16	1,265	1,359
5% 12/1/17	1,685	1,890
5% 12/1/18	685	775
5% 12/1/19	1,820	2,061
5% 12/1/20	1,000	1,130
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14	1,355	1,385
5% 10/1/16	1,530	1,675
5% 10/1/17	1,455	1,621
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (c)	1,900	1,906
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	21,989
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,113
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2009 C, 5% 6/1/20	3,625	4,245
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	15,800	18,362
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/17	700	746
5% 2/1/18	1,790	1,924
5% 2/1/19	1,450	1,566
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A: - continued
5% 2/1/20	$ 2,025	$ 2,182
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,010	21,190
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,278
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	1,956
5% 10/1/20	1,000	1,144
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,520
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,057
5% 9/1/17	1,000	1,109
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,248
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	794
5.25% 10/1/15	3,525	3,781
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,449
5% 10/1/20	2,000	2,314
5% 10/1/21	2,000	2,322
5% 10/1/22	1,000	1,168
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,109
5% 11/15/22	485	538
Miami-Dade County Expressway Auth. (Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	2,000	2,300
5% 7/1/20	1,000	1,144
5% 7/1/21	2,000	2,295
5% 7/1/22	2,000	2,298
5% 7/1/23	2,000	2,268
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B:
5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,790	4,825
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	4,009
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,446
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	$ 4,000	$ 4,096
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,346
5% 10/1/16	1,000	1,089
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,928
Orlando & Orange County Expressway Auth. Rev.:
Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,512
Series 2012, 5% 7/1/19	1,000	1,161
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,704
Series 2010 C, 5% 10/1/17	1,895	2,160
Series 2011 B:
5% 10/1/18	2,250	2,595
5% 10/1/19	2,325	2,734
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	1,250	1,434
5% 10/1/19	1,100	1,267
5% 10/1/20	1,000	1,152
5% 10/1/21	1,000	1,157
5% 10/1/22	1,000	1,160
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (d)	4,465	4,976
5% 10/1/19 (d)	2,025	2,269
5% 10/1/18 (d)	2,745	3,081
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.) 5% 7/1/14	2,000	2,024
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B, 5% 10/1/18	4,700	5,461
Series 2011, 5% 10/1/19	5,590	6,557
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,770
5% 11/15/17	1,500	1,698
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (d)	3,000	3,054
5% 10/1/15 (FSA Insured) (d)	2,920	3,113
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Solid Waste Sys. Rev. Series 2010: - continued
5% 10/1/16 (FSA Insured) (d)	$ 6,000	$ 6,626
5% 10/1/17 (FSA Insured) (d)	5,000	5,628
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	2,040
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,278
		287,463
Georgia - 3.7%
Atlanta Arpt. Rev.:
5% 1/1/22 (b)	1,000	1,163
5% 1/1/23 (b)	1,000	1,163
5% 1/1/24 (b)	1,150	1,338
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (c)	8,500	8,500
Fourth Series 1994, 1.2%, tender 4/1/14 (c)	4,800	4,800
Second Series 1994, 1.2%, tender 4/1/14 (c)	3,450	3,450
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (c)	12,500	12,295
2.2%, tender 4/2/19 (c)	9,700	9,709
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009, 5% 11/1/14	7,490	7,699
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,653
5% 1/1/20	4,000	4,686
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,310
(Proj. One):
Series 2008 A, 5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,876
Series 2008 D:
5.75% 1/1/19	14,890	17,469
5.75% 1/1/20	3,555	4,168
Series B, 5% 1/1/17	2,750	3,061
Series GG:
5% 1/1/16	680	733
5% 1/1/20	675	782
5% 1/1/21	1,670	1,933
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series R, 5% 10/1/21	5,000	5,739
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series 2000 A, 0.31%, tender 9/1/14 (c)	$ 13,800	$ 13,790
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (c)	17,900	17,920
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/15	1,040	1,067
5% 1/1/16	2,415	2,538
5% 1/1/18	1,530	1,645
		141,487
Hawaii - 0.6%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (d)	3,900	4,122
Series 2011, 5% 7/1/19 (d)	4,000	4,528
Hawaii Gen. Oblig. Series DR, 5% 6/1/16 (Escrowed to Maturity)	2,895	3,175
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/19 (d)	1,400	1,547
5% 8/1/20 (d)	3,050	3,340
5% 8/1/21 (d)	550	602
5% 8/1/22 (d)	2,075	2,261
5% 8/1/23 (d)	1,435	1,559
		21,134
Illinois - 9.7%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (FGIC Insured)	10,000	7,512
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,510
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,575
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,890
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,779
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,739
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	12,428
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2009 A, 5% 1/1/22	$ 2,500	$ 2,710
Series 2012 B, 5.125% 1/1/15 (Escrowed to Maturity)	2,060	2,136
Series 2012 C, 5% 1/1/23	885	964
Series A, 5% 1/1/17 (FSA Insured)	3,465	3,672
Series B, 5% 1/1/17 (FSA Insured)	5,115	5,383
4.5% 1/1/20	1,150	1,244
5% 1/1/21	1,500	1,678
5% 1/1/21	4,875	5,453
5% 1/1/23	1,000	1,099
Chicago Midway Arpt. Rev.:
Bonds Series 2010 B, 5%, tender 1/1/15 (c)	5,000	5,179
5% 1/1/22	5,000	5,609
5% 1/1/23	5,900	6,576
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/17 (d)	1,000	1,110
Series 2010 E:
5% 1/1/15 (d)	4,000	4,138
5% 1/1/16 (d)	1,500	1,612
Series 2011 B, 5% 1/1/18	6,500	7,333
Series 2012 A, 5% 1/1/21	1,400	1,605
Series 2012 B, 5% 1/1/21 (d)	4,605	5,205
Series 2013 B, 5% 1/1/22	4,000	4,570
Series 2013 D, 5% 1/1/22	3,220	3,679
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,851
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,277
5% 6/1/19 (Assured Guaranty Corp. Insured) (Pre-Refunded to 12/1/16 @ 100)	415	464
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	1,310	1,479
5% 1/1/23	1,200	1,329
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,575	9,497
Series 2010 A, 5.25% 11/15/22	4,960	5,581
Series 2011 A, 5.25% 11/15/22	1,000	1,142
Series 2012 C:
5% 11/15/19	3,200	3,658
5% 11/15/20	7,210	8,232
5% 11/15/21	4,970	5,675
5% 11/15/22	1,250	1,423
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2014 A:
5% 11/15/20	$ 1,000	$ 1,142
5% 11/15/21	500	571
5% 11/15/22	1,000	1,131
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,781
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 0.85%, tender 5/1/14 (c)(d)	5,640	5,642
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (c)	9,500	9,728
Series 2010, 2.125%, tender 7/1/14 (c)	12,500	12,548
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,325
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	575
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5% 7/1/15	1,000	1,045
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,233
5% 5/15/17	3,520	3,902
(Provena Health Proj.) Series 2010 A:
5% 5/1/14	2,000	2,006
5.75% 5/1/19	2,650	2,985
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,265
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,853
Bonds (Advocate Health Care Proj.) Series 2008 C B3, 4.375%, tender 7/1/14 (c)	4,000	4,042
Series 2012 A, 5% 5/15/23	1,300	1,402
Series 2012:
5% 9/1/18	1,160	1,267
5% 9/1/19	1,115	1,219
5% 9/1/20	1,470	1,596
5% 9/1/21	1,645	1,776
5% 9/1/22	3,530	3,790
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,495	$ 1,594
Series 2004, 5% 11/1/16	11,000	12,152
Series 2005, 5% 4/1/17 (AMBAC Insured)	8,050	8,340
Series 2007 A, 5.5% 6/1/15	1,000	1,058
Series 2007 B, 5% 1/1/17	9,835	10,816
Series 2010:
5% 1/1/15 (FSA Insured)	20,000	20,686
5% 1/1/21 (FSA Insured)	1,600	1,775
Series 2012:
5% 3/1/19	5,500	6,227
5% 8/1/19	2,660	3,025
5% 8/1/20	6,900	7,843
5% 8/1/21	1,400	1,577
5% 8/1/22	5,800	6,517
Series 2013, 5% 7/1/22	1,265	1,421
Series 2014, 5% 2/1/22	3,000	3,369
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,341
5% 5/15/16 (FSA Insured)	2,325	2,493
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,358
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,406
4.5% 6/15/17	6,075	6,715
Series 2010, 5% 6/15/15	8,800	9,295
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
4% 6/15/20	1,000	1,007
5% 6/15/20	6,000	6,191
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,200	3,284
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	576
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,496
Metropolitan Pier & Exposition:
Series A, 0% 6/15/14 (Escrowed to Maturity)	8,625	8,621
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition: - continued
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 700	$ 699
Univ. of Illinois Rev. 0% 4/1/14	2,350	2,350
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	875	873
0% 11/1/16 (Escrowed to Maturity)	740	729
0% 11/1/16 (FSA Insured)	2,235	2,166
		370,820
Indiana - 2.3%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.47%, tender 6/2/14 (c)(d)	1,800	1,800
Indiana Fin. Auth. Hosp. Rev.:
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,512
5% 5/1/15	6,420	6,703
Series 2013:
5% 8/15/22	700	799
5% 8/15/23	1,000	1,143
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,290
5% 12/1/15	2,135	2,299
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,504
(Wabash Valley Correctional Facility Proj.) Series 2009 A, 5% 7/1/14	2,500	2,530
Series 2010 A, 5% 2/1/17	2,800	3,131
Series 2012:
5% 3/1/20	650	715
5% 3/1/21	1,225	1,349
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	4,000	4,331
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	2,200	2,231
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,696
5% 1/1/20	1,250	1,447
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana State Fin. Auth. Wastewtr. (CWA Auth. Proj.) Series 2012 A:
5% 10/1/20	$ 825	$ 971
5% 10/1/22	1,600	1,884
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515	544
Indianapolis Thermal Energy Sys.:
Bonds Series 2013 B, 0.73%, tender 8/1/14 (c)	10,000	10,003
Series 2010 B:
5% 10/1/16	5,000	5,480
5% 10/1/17	5,000	5,606
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,099
4% 1/15/20	1,345	1,469
4% 1/15/21	1,250	1,355
5% 7/15/19	1,680	1,939
5% 7/15/20	1,170	1,355
5% 7/15/21	1,000	1,148
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	548
5% 7/1/15	315	334
5% 7/1/16	500	550
Series Z-1:
5% 7/1/16	1,215	1,337
5% 7/1/17	1,000	1,128
5% 7/1/18	1,500	1,738
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,031
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,069
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,267
		86,335
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,811
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	592
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D: - continued
5% 11/15/15	$ 625	$ 672
5% 11/15/16	875	972
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,100	2,956
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14 (Escrowed to Maturity)	2,000	2,059
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14 (Escrowed to Maturity)	2,405	2,476
5% 11/15/15 (Escrowed to Maturity)	6,245	6,723
5% 11/15/16 (Escrowed to Maturity)	5,410	6,044
Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,250	2,639
5% 11/15/20 (Escrowed to Maturity)	2,745	3,285
		28,418
Kentucky - 0.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 4% 2/1/15	1,495	1,535
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,231
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.47%, tender 6/2/14 (c)(d)	1,805	1,805
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,811
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas and Elec. Co. Proj.) Series 2007 B:
1.15%, tender 6/1/17 (c)	2,600	2,580
1.6%, tender 6/1/17 (c)	8,000	8,049
(Louisville Gas and Electronic Co. Proj.) Series 2003 A, 1.65%, tender 4/3/17 (c)	6,000	6,042
		27,053
Louisiana - 1.1%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.578%, tender 5/1/17 (c)	25,000	24,963
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A, 5% 7/1/16	2,000	2,171
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.: - continued
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	$ 3,000	$ 3,061
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,716
5% 7/1/22	1,000	1,144
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,093
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,074
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,500	5,049
		42,271
Maryland - 1.4%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5% 7/1/14	3,500	3,541
Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,343
Series 2012 D, 0.934%, tender 11/15/17 (c)	14,000	14,145
Series 2013 A:
0.684%, tender 5/15/18 (c)	5,000	5,007
0.704%, tender 5/15/18 (c)	7,100	7,115
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,808
Series 2011 A, 5% 7/1/20	16,000	18,735
		52,694
Massachusetts - 1.7%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,006
5% 5/15/16	4,400	4,823
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,694
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	12,827
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,570
4% 7/1/16	1,000	1,074
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Boston College Proj.):
Series Q2:
4% 7/1/15	$ 1,170	$ 1,225
4% 7/1/16	1,000	1,074
5% 7/1/14	1,080	1,093
5% 7/1/17	1,370	1,542
(Tufts Med. Ctr. Proj.) Series I, 5% 1/1/16	1,300	1,381
Bonds Series 2013 U-6E, 0.61%, tender 9/30/16 (c)	5,900	5,890
4.5% 11/15/18	5,500	5,508
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (d)	4,725	5,311
Massachusetts Gen. Oblig. Series 2004 B, 5.25% 8/1/20	12,700	15,217
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,918
		66,153
Michigan - 3.1%
Big Rapids Pub. School District 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,195
Detroit School District Series 2012 A:
5% 5/1/19	2,000	2,205
5% 5/1/20	2,000	2,209
5% 5/1/21	1,810	1,993
Detroit Swr. Disp. Rev. Series 2006 D, 0.765% 7/1/32 (c)	4,070	3,186
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,416
5% 5/1/20	2,635	3,064
5% 5/1/21	2,150	2,491
5% 5/1/22	1,850	2,141
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,436
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2003 A, 5.25% 5/15/14 (FSA Insured)	2,000	2,011
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,415
5% 11/15/19	1,000	1,136
Michigan Fin. Auth. Rev.:
Series 2008 B2, 5% 6/1/15	1,090	1,135
Series 2012 A:
5% 6/1/16	2,290	2,453
5% 6/1/17	1,410	1,543
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Fin. Auth. Rev.: - continued
Series 2012 A:
5% 6/1/18	$ 2,430	$ 2,694
Michigan Hosp. Fin. Auth. Rev. (McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,184
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/15	1,750	1,861
5% 10/1/15	3,250	3,456
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/14	2,140	2,148
5% 5/1/15	1,845	1,934
5% 5/1/16	1,865	2,008
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,173
Univ. of Michigan Rev. Bonds 0.26%, tender 4/1/15 (c)	30,870	30,882
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A, 5% 12/1/14 (d)	1,500	1,547
Series 2010 A, 5% 12/1/18 (d)	1,400	1,568
Series 2011 A, 5% 12/1/19 (d)	22,700	25,525
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,469
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,197
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,519
		118,194
Minnesota - 0.1%
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,382
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	606
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,034
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,076
		4,098
Mississippi - 0.5%
Mississippi Bus. Fin. Corp. Rev. Bonds (Pwr. Co. Proj.) Series 2010, 1.625%, tender 1/12/18 (c)	12,400	12,227
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.59% 9/1/17 (c)	$ 3,500	$ 3,503
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity)	4,000	3,986
		19,716
Missouri - 0.1%
Saint Louis Arpt. Rev. Series 2013:
2% 7/1/14	2,600	2,611
5% 7/1/18	765	868
		3,479
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/22	1,100	1,233
Series C:
4% 1/1/15	2,360	2,427
4% 1/1/16	2,195	2,333
		5,993
Nevada - 3.2%
Clark County Arpt. Rev.:
Series 2008 E:
5% 7/1/14	2,905	2,940
5% 7/1/15	3,500	3,704
Series 2013 C1, 2.5% 7/1/15 (d)	12,400	12,715
Series 2013 C2, 2% 7/1/14	8,700	8,738
Clark County School District:
Series 2005 A, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,215	22,556
Series 2012 A, 5% 6/15/19	24,610	28,160
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (d)	3,000	3,033
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	14,210
Series 2012 B, 5% 8/1/20	2,230	2,626
Series 2013 D1:
5% 3/1/22	11,250	13,266
5% 3/1/23	4,500	5,330
5% 3/1/24	2,700	3,133
		120,411
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/20	$ 2,705	$ 2,763
4% 7/1/21	1,520	1,544
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17	3,000	3,334
5% 2/1/18	2,500	2,844
		10,485
New Jersey - 4.8%
New Jersey Ctfs. of Prtn.:
Series 2008 A, 5% 6/15/15	750	791
Series 2009 A:
5% 6/15/15	11,285	11,899
5% 6/15/16	6,500	7,097
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 K:
5.25% 12/15/14	1,790	1,853
5.5% 12/15/19	8,030	9,518
Series 2005 O, 5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	6,350	6,629
Series 2008 W, 5% 3/1/15	10,400	10,846
Series 2009 BB, 5% 9/1/15	3,390	3,612
Series 2011 EE, 5% 9/1/20	5,000	5,765
Series 2012 G, 0.64% 2/1/15 (c)	7,800	7,811
Series 2012 II, 5% 3/1/21	6,800	7,817
Series 2012, 5% 6/15/18	10,600	11,980
New Jersey Gen. Oblig. Series O, 5.25% 8/1/22	3,930	4,738
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/15	4,500	4,829
Series 2013:
5% 12/1/18 (d)	6,000	6,754
5% 12/1/19 (d)	3,850	4,333
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds:
Series 2012 A, 0.81%, tender 12/22/14 (c)	15,400	15,413
Series 2013 D, 0.59%, tender 1/1/16 (c)	5,000	5,002
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	1,500	1,608
Series 2013 A, 5% 1/1/24	4,345	4,999
Series 2013 C, 0.54% 1/1/17 (c)	16,000	16,006
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	$ 5,000	$ 5,638
Series 2003 B. 5.25% 12/15/19	5,500	6,452
Series 2013 A, 5% 6/15/20	18,000	20,804
		182,194
New Mexico - 1.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	22,100	22,592
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,567
Series 2010 A1:
4% 12/1/15	3,700	3,914
4% 12/1/16	6,750	7,312
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	4,990
		46,375
New York - 11.4%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,243
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	728
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B, 5.25% 6/1/14 (Escrowed to Maturity)	2,000	2,016
Series 2010 A, 5% 5/1/15 (Escrowed to Maturity)	5,000	5,261
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,734
New York City Gen. Oblig.:
Series 2005 F1, 5% 9/1/15	3,560	3,799
Series B, 5% 8/1/14	10,000	10,161
Series J8, 0.44% 8/1/21 (c)	7,500	7,507
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,512
Series 2010 B:
5% 11/1/17	15,225	17,412
5% 11/1/17 (Escrowed to Maturity)	14,775	16,897
5% 11/1/20	5,950	6,908
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	890	958
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2010 D:
5% 11/1/17	$ 10,115	$ 11,568
Series 2012 A:
5% 11/1/17	7,000	8,006
5% 11/1/20	4,500	5,301
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,678
Series 2012 A, 4% 5/15/20	8,000	8,873
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A, 5% 3/15/15	4,000	4,183
Series 2009 D, 5% 6/15/15	16,075	17,001
Series 2012 A, 5% 12/15/20	8,500	10,010
Series A:
5% 2/15/15	8,775	9,141
5% 2/15/15 (Escrowed to Maturity)	5	5
New York Dorm. Auth. Revs.:
(Mental Health Svcs. Facilities Proj.):
Series 2008 D, 5% 8/15/14	7,755	7,894
Series 2009 A1, 5% 2/15/15	9,000	9,376
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	3,700	3,744
Series 2008 B, 5% 7/1/15	30,000	31,766
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	7,945
Series 2009 A:
5% 7/1/15	12,850	13,598
5% 7/1/16	8,390	9,224
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	14,285
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 B, 0.29%, tender 11/1/14 (c)	6,000	6,000
Series B:
5% 11/15/14	1,350	1,390
5% 11/15/15	2,325	2,503
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.524%, tender 11/1/14 (c)	6,800	6,801
Series 2012 G2, 0.634%, tender 11/1/15 (c)	13,300	13,296
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	6,112
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2008 B2:
5% 11/15/19	$ 6,185	$ 7,187
5% 11/15/20	5,500	6,359
5% 11/15/21	4,000	4,632
Series 2010 B2, 4% 11/15/14	2,830	2,897
Series 2012 B, 5% 11/15/22	2,000	2,318
Series 2012 D, 5% 11/15/18	2,515	2,912
Series 2012 E:
4% 11/15/19	4,000	4,450
5% 11/15/21	2,435	2,820
Series 2012 F, 5% 11/15/19	5,000	5,810
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	20,400	23,565
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/17	1,000	1,119
Series 2011 A1:
5% 4/1/17	1,500	1,678
5% 4/1/18	3,500	4,010
New York Urban Dev. Corp. Rev.:
Series 2009 C, 5% 12/15/16	17,000	19,025
Series 2011 A, 5% 3/15/21	18,425	21,681
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	20,000	21,914
Series 2013 B, 5% 6/1/21	3,400	3,672
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	3,830	4,131
		435,016
North Carolina - 2.0%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,087
4% 6/1/18	1,280	1,399
4% 6/1/20	1,000	1,086
5% 6/1/19	1,305	1,493
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,384
5% 3/1/18	1,500	1,718
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5% 11/1/15 (FSA Insured)	1,600	1,678
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A:
5% 1/1/15	$ 4,000	$ 4,138
5% 1/1/16	6,035	6,498
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,303
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,578
5% 6/1/16	1,000	1,091
5% 6/1/17	3,220	3,611
5% 6/1/18	3,820	4,367
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	3,816
Series 2008 A, 5.25% 1/1/20	2,000	2,257
Series 2012 A, 5% 1/1/18	18,705	21,270
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.554%, tender 12/1/15 (c)	11,500	11,516
		76,290
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,935
Ohio - 2.7%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,243
5% 6/1/17	3,500	3,827
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	4,153
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,085
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,145	2,342
5% 6/15/23	1,855	2,016
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	801
5% 6/1/16 (FSA Insured)	1,105	1,179
5% 6/1/17 (FSA Insured)	1,160	1,257
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.:
Bonds:
(First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (c)	$ 13,300	$ 13,502
(Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (c)	5,500	5,516
Series 2009 C, 5.625% 6/1/18	1,395	1,516
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	6,505	6,966
Series 2010 C:
4% 10/1/15	3,200	3,379
5% 10/1/16	1,250	1,385
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	4,535	4,856
Series 2010 A, 5% 10/1/15	1,185	1,269
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	2,960
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/17	3,290	3,732
Series 2011 A, 5% 8/1/17	3,070	3,483
Series 2012 C, 5% 9/15/21	4,350	5,173
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,071
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	518
5% 1/15/17	1,000	1,098
Series 2013 A2, 0.26% 1/1/15 (c)	1,430	1,430
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/16	4,720	5,270
5% 12/1/16 (Escrowed to Maturity)	280	313
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (c)	5,000	5,085
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	10,225	11,054
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5% 12/1/14	2,275	2,338
		102,817
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	$ 2,700	$ 2,717
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,689
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23	2,600	2,962
Series 2012, 5% 2/15/21	1,600	1,841
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,051
		15,260
Oregon - 0.2%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	2,500	2,527
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/15	2,500	2,593
5% 3/15/16	1,750	1,874
		6,994
Pennsylvania - 5.1%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/15 (FSA Insured) (d)	1,000	1,035
5% 1/1/16 (FSA Insured) (d)	1,000	1,075
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series 2008 B, 5% 6/15/14	1,385	1,399
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,454
5% 8/15/14	1,955	1,990
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (c)	2,000	2,037
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	5,000	5,571
5% 7/1/22	5,200	5,680
5% 1/1/23	3,000	3,217
5% 7/1/23	1,650	1,744
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	$ 1,000	$ 1,064
5% 7/1/17	1,255	1,347
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,452
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,732
5% 3/1/19	2,310	2,598
5% 3/1/20	2,140	2,406
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2010 B, 0.45%, tender 4/1/14 (c)	4,500	4,500
Pennsylvania Gen. Oblig. Series 2011, 5% 7/1/21	1,900	2,246
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,210
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2009 B, 5% 12/1/17	12,500	14,201
Series 2013 A, 0.66% 12/1/17 (c)	6,400	6,413
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,206
Eighth Series A, 5% 8/1/16	1,000	1,088
Seventeenth Series:
5.375% 7/1/15 (FSA Insured)	2,000	2,111
5.375% 7/1/16 (FSA Insured)	2,300	2,506
Philadelphia Gen. Oblig.:
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,550
5% 12/15/15 (FSA Insured)	5,000	5,386
5% 12/15/16 (FSA Insured)	7,275	8,052
Series 2011:
5.25% 8/1/17	6,165	6,958
5.25% 8/1/18	5,515	6,353
Philadelphia Muni. Auth. Rev. Series 2013 A:
5% 11/15/17	6,635	7,464
5% 11/15/18	3,430	3,882
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	14,842
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	15,838
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A: - continued
5% 6/15/16	$ 6,000	$ 6,589
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,753
5% 2/1/16 (FSA Insured)	5,620	6,055
Pittsburgh School District:
Series 2009 A, 3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,659
Series 2010 A:
4% 9/1/15	1,405	1,479
4% 9/1/15 (Escrowed to Maturity)	45	47
5% 9/1/16 (FSA Insured)	1,685	1,849
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/14	4,690	4,831
5% 11/15/15	2,420	2,602
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,128
5% 6/1/19	200	228
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/14	1,000	1,000
5% 4/1/19	1,305	1,460
5% 4/1/20	1,250	1,397
5% 4/1/21	1,000	1,115
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,367
		196,166
Puerto Rico - 0.1%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/21	6,000	4,693
Rhode Island - 0.3%
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,113
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,214
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A:
5% 5/15/18	$ 1,000	$ 1,125
5% 5/15/19	1,500	1,701
		12,153
South Carolina - 0.4%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,376
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B:
5% 12/1/17	2,000	2,278
5% 12/1/20	1,000	1,165
Series 2012 C, 5% 12/1/17	10,535	11,997
		16,816
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	636
5% 9/1/15	680	720
5% 9/1/16	500	547
5% 9/1/17	490	549
Series 2011:
5% 9/1/17	1,100	1,233
5% 9/1/18	1,200	1,359
5% 9/1/19	1,255	1,422
		6,466
Tennessee - 0.6%
Knox County Health Edl. & Hsg. Facilities Series 2012 A:
5% 1/1/19	1,925	2,117
5% 1/1/20	2,500	2,763
5% 1/1/21	2,500	2,763
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,160
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (d)	1,730	1,875
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	1,985
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A: - continued
5% 7/1/17	$ 1,100	$ 1,234
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,318
		21,215
Texas - 7.4%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,745
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,074
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,166
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,647
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,422
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,834
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,170
Corpus Christi Independent School District 4% 8/15/14	10,140	10,285
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/14	2,500	2,569
5% 11/1/15	5,000	5,362
Series 2013 F:
5% 11/1/19	2,000	2,346
5% 11/1/20	1,500	1,757
5% 11/1/21	3,000	3,488
5% 11/1/22	5,000	5,805
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,867
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	4,006
Grapevine Gen. Oblig. Series 2009, 5% 2/15/16	1,375	1,486
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Health Sys. Proj.) Series 2013 B:
0.26% 6/1/14 (c)	1,565	1,565
0.36% 6/1/15 (c)	1,465	1,466
0.46% 6/1/16 (c)	1,590	1,591
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/14	$ 1,000	$ 1,030
5% 11/15/16	500	549
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5% 8/15/14	1,075	1,094
Bonds Series 2012 B, 0.65%, tender 8/15/15 (c)	10,470	10,477
Series 2012 A, 0.49% 8/15/15 (c)	1,300	1,301
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (d)	7,380	8,280
Series 2012 A, 5% 7/1/23 (d)	2,000	2,231
Series A:
5% 7/1/15	2,070	2,192
5% 7/1/16	1,080	1,185
Houston Independent School District:
Bonds Series 2012, 2%, tender 6/1/14 (c)	5,850	5,867
Series 2005 A, 0% 2/15/16	4,500	4,451
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.66%, tender 8/1/16 (c)	9,200	9,205
5% 5/15/22 (b)	5,000	5,909
5% 5/15/23 (b)	7,000	8,324
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,415
Leander Independent School District Series 2001, 6% 8/15/14 (Escrowed to Maturity)	1,850	1,890
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,325
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,508
Lower Colorado River Auth. Rev.:
Series 2010, 5% 5/15/17	2,805	3,148
Series 2012 A, 4% 5/15/14	1,575	1,582
5% 5/15/15	2,120	2,232
5% 5/15/15 (Escrowed to Maturity)	5	5
5% 5/15/16	2,355	2,569
5% 5/15/16 (Escrowed to Maturity)	5	5
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,596
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,124
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B: - continued
5% 7/1/18	$ 3,030	$ 3,428
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	1,994
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.55%, tender 5/1/14 (c)(d)	3,600	3,600
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,580	1,711
North Texas Tollway Auth. Rev. Bonds Series 2012 C, 1.95%, tender 1/1/19 (c)	8,500	8,378
Northside Independent School District Bonds:
1%, tender 6/1/16 (c)	20,000	20,128
1.2%, tender 8/1/17 (c)	30,000	29,990
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	1,000	1,146
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2012 A, 2%, tender 12/1/14 (c)	8,370	8,462
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,150
5% 9/15/21	1,000	1,151
5% 9/15/22	3,440	3,978
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,686
5% 5/15/20	6,000	7,092
5% 5/15/21	5,000	5,914
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,220	2,306
5% 2/15/15 (Escrowed to Maturity)	280	292
5% 2/15/16	2,000	2,171
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,416
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	750	854
5% 8/15/23	1,000	1,128
Series 2013:
4% 9/1/18	400	433
5% 9/1/19	655	739
5% 9/1/20	915	1,026
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	$ 3,840	$ 4,219
Texas Muni. Pwr. Agcy. Rev. Series 2010:
4% 9/1/14	1,000	1,013
5% 9/1/15	835	885
5% 9/1/16	750	827
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (c)	6,300	6,330
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/25	2,200	2,460
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,221
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,002
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	1,800	2,149
		281,424
Utah - 0.0%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,214
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,356
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,250
Virginia - 0.1%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	639
5% 7/15/21	400	442
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	1,800	1,805
		2,886
Washington - 2.0%
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	30,000	35,293
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,613
5% 1/1/21	1,865	2,194
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Highline School District # 401 Series 2009:
5% 12/1/16	$ 6,350	$ 7,079
5% 12/1/17	2,950	3,366
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (d)	2,500	2,770
Port of Seattle Rev. Series 2010 C:
5% 2/1/16 (d)	2,000	2,159
5% 2/1/17 (d)	2,500	2,745
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,236
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,844
Tacoma Elec. Sys. Rev. Series 2013 A:
4% 1/1/20	5,000	5,586
4% 1/1/21	2,000	2,232
5% 1/1/20	3,000	3,523
5% 1/1/21	1,770	2,092
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A, 5% 8/15/14	2,000	2,033
		76,765
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2.25%, tender 9/1/16 (c)(d)	7,000	7,087
Wisconsin - 0.4%
Milwaukee County Arpt. Rev.:
Series 2010 B, 5% 12/1/15 (d)	1,720	1,838
Series 2013 A:
5% 12/1/20 (d)	1,330	1,488
5% 12/1/22 (d)	1,470	1,624
5.25% 12/1/23 (d)	1,540	1,731
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,277
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,638
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/15	1,105	1,185
5% 12/15/16	1,440	1,593
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/17	$ 1,540	$ 1,741
Series 2012, 5% 10/1/21	1,400	1,614
		15,729
TOTAL MUNICIPAL BONDS (Cost $3,486,506)		3,566,751
Municipal Notes - 3.1%

California - 0.7%
Golden Empire School Fing. Auth. BAN (Kern High School District Proj.) Series 2013, 0.36% 5/1/14 (c)	28,000	28,000
Connecticut - 0.2%
New Britain Gen. Oblig. BAN 2% 10/30/14	6,745	6,794
Illinois - 0.7%
Chicago Gen. Oblig. Series 2003 B2, 0.45% 4/1/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	24,700	24,700
Louisiana - 0.8%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.3% 4/7/14, VRDN (c)	32,000	32,000
New York - 0.7%
Broome County Gen. Oblig. BAN 1.5% 5/8/14	25,470	25,496
TOTAL MUNICIPAL NOTES (Cost $116,986)		116,990
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $3,603,492)		3,683,741
NET OTHER ASSETS (LIABILITIES) - 3.5%		133,485
NET ASSETS - 100%		$ 3,817,226
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $3,603,506,000. Net unrealized appreciation aggregated $80,235,000, of which $92,805,000 related to appreciated investment securities and $12,570,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Michigan Municipal
Income Fund

March 31, 2014

1.814644.109

MIR-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount	Value
Guam - 1.0%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,103,123
Series 2006 A, 5% 10/1/23	1,000,000	1,010,260
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/16 (a)	950,000	1,002,602
6.25% 10/1/34 (a)	1,000,000	1,063,260
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,307,199
		5,486,444
Michigan - 96.2%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,717,616
Allegan Pub. School District Series 2008, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,676,433
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,459,767
5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,496,002
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	1,594,000	1,887,774
Bay City Gen. Oblig. Series 1991, 0% 6/1/15 (AMBAC Insured)	1,725,000	1,674,992
Carman-Ainsworth Cmnty. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,000,000	1,044,310
5% 5/1/17 (FSA Insured)	2,065,000	2,146,031
Carrier Creek Drainage District #326 Series 2005:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,689,984
5% 6/1/25 (AMBAC Insured)	1,775,000	1,820,671
Charles Stewart Mott Cmnty. College Series 2005, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,751,816
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	1,035,912
Chelsea School District Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,720,000	1,807,496
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,891,846
Clarkston Cmnty. Schools Series 2008, 5% 5/1/16 (FSA Insured)	1,855,000	2,008,390
Comstock Park Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,044,310
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	5,389,900
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit School District Series 2012 A, 5% 5/1/24	$ 5,000,000	$ 5,317,250
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,096,726
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,700,000	2,807,730
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	2,600,000	2,776,514
Series 2003, 5% 7/1/32 (FSA Insured)	535,000	516,334
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,800,000	7,283,406
Series 2006, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085,000	1,102,067
Series A, 0% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,730,000	6,649,846
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,340,000	6,426,097
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,808,700
Series 2004 A, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,011,300
Series 2004:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,021,700
5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,017,080
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,035,000	6,045,863
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,800,000	2,846,284
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	2,880,765
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	4,975,150
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	1,000,000	1,064,870
5% 10/1/22 (FSA Insured)	1,000,000	1,061,060
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,721,461
Dexter Cmnty. Schools (School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,133,390
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (FSA Insured)	1,225,000	1,272,457
5% 5/1/28 (FSA Insured)	1,250,000	1,296,388
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Durand Area Schools Gen. Oblig. Series 2006: - continued
5% 5/1/29 (FSA Insured)	$ 1,275,000	$ 1,319,969
East Grand Rapids Pub. School District Gen. Oblig. Series 2004, 5% 5/1/16 (Pre-Refunded to 5/1/14 @ 100)	1,425,000	1,430,372
East Lansing School District Gen. Oblig. Series 2005, 5% 5/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,530,000	3,679,001
Farmington Pub. School District Gen. Oblig. Series 2005, 5% 5/1/18 (FSA Insured)	4,500,000	4,704,390
Ferris State Univ. Rev. Series 2005:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255,000	1,282,158
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,347,034
Flint Hosp. Bldg. Auth. Rev. (Hurley Med. Ctr. Proj.) Series 2013 A, 5% 7/1/23	1,580,000	1,517,685
Fraser Pub. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,055,000	1,103,857
5% 5/1/17 (FSA Insured)	1,615,000	1,685,495
Garden City School District:
Series 2005, 5% 5/1/17 (FSA Insured)	1,390,000	1,444,544
Series 2006, 5% 5/1/19 (FSA Insured)	1,205,000	1,283,024
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,406,680
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,559,933
Gibraltar School District Series 2005:
5% 5/1/16 (FSA Insured)	1,230,000	1,279,348
5% 5/1/17 (FSA Insured)	1,230,000	1,278,265
Grand Blanc Cmnty. Schools Series 2013, 4% 5/1/24	4,925,000	5,199,815
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,291,525
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,384,929
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,671,725
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,475,299
5% 5/1/19 (FSA Insured)	1,315,000	1,486,910
Grand Rapids San. Swr. Sys. Rev.:
Series 2005:
5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,098,340
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grand Rapids San. Swr. Sys. Rev.: - continued
Series 2005:
5.125% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 2,108,920
Series 2008, 5% 1/1/38	3,320,000	3,505,123
Series 2012, 5% 1/1/37	1,250,000	1,358,700
Grand Rapids Wtr. Supply Sys. Series 2005, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,162,450
Grand Traverse County Hosp. Series 2011 A, 5.375% 7/1/35	2,000,000	2,101,980
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	540,180
Series 2008, 5% 12/1/33 (FSA Insured)	5,000,000	5,154,850
Series 2009, 5.625% 12/1/29	2,400,000	2,604,120
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,110,407
5% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,086,598
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	531,755
5.25% 5/1/21 (FSA Insured)	2,000,000	2,218,480
5.25% 5/1/24 (FSA Insured)	2,100,000	2,288,454
Haslett Pub. Schools Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,148,741
Hudsonville Pub. Schools:
Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,046,640
4% 5/1/24	1,220,000	1,288,454
4% 5/1/25	500,000	525,245
5% 5/1/20	1,000,000	1,152,930
5% 5/1/22	600,000	688,746
5.25% 5/1/41	1,750,000	1,857,048
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	1,987,234
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (FSA Insured)	2,250,000	2,308,590
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.) Series 2003 B, 5.25% 5/15/14 (FSA Insured)	1,200,000	1,206,528
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured)	3,165,000	3,440,418
5.25% 5/1/16 (FSA Insured)	1,500,000	1,642,170
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Metropolitan Hosp. Proj.) Series 2005 A:
6% 7/1/35	$ 1,175,000	$ 1,225,255
6.25% 7/1/40	165,000	171,555
(Spectrum Health Sys. Proj.) Series 2011 A, 5.5% 11/15/25	5,000,000	5,768,050
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,075,210
4% 5/1/22	1,000,000	1,069,760
L'Anse Creuse Pub. Schools:
Series 2005, 5% 5/1/24 (FSA Insured)	1,350,000	1,411,911
Series 2012:
5% 5/1/22	1,500,000	1,721,925
5% 5/1/23	1,500,000	1,706,385
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	5,000,000	5,543,600
Lansing Cmnty. College:
5% 5/1/23	1,135,000	1,294,116
5% 5/1/25	1,540,000	1,723,106
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	1,350,000	1,510,070
5% 5/1/20 (FSA Insured)	1,425,000	1,580,368
5% 5/1/22 (FSA Insured)	1,395,000	1,548,255
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	3,030,000	3,359,300
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2008 I, 6% 10/15/38	5,000,000	5,667,600
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,249,540
Series IA:
5.375% 10/15/41	3,000,000	3,235,620
5.5% 10/15/45	10,000,000	10,758,400
Michigan Fin. Auth. Rev.:
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,295,600
5% 1/1/40	3,000,000	3,052,950
(Trinity Health Sys. Proj.) Series 2010 A, 5% 12/1/27	1,100,000	1,204,071
Series 2012 A:
4.125% 6/1/32	3,000,000	2,623,770
5% 6/1/39	12,290,000	11,347,098
Series 2012 B, 5% 7/1/22	2,600,000	2,849,730
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Fin. Auth. Rev.: - continued
Series 2012:
5% 11/15/24	$ 660,000	$ 730,481
5% 11/15/25	1,000,000	1,100,550
5% 11/1/26	5,000,000	5,352,400
5% 11/15/26	800,000	872,408
5% 11/15/36	6,200,000	6,303,850
5% 11/1/42	2,000,000	2,001,300
5% 11/15/42	4,500,000	4,553,145
Series 2013:
5% 8/15/30	4,105,000	4,311,482
5% 8/15/31	2,310,000	2,404,525
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,560,250
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.):
Series 2006 A:
5% 11/15/14	1,000,000	1,024,770
5% 11/15/17	1,000,000	1,079,280
Series 2009, 5.25% 11/15/24	3,000,000	3,256,080
(McLaren Health Care Corp. Proj.):
Series 2008 A, 5.75% 5/15/38	6,890,000	7,484,745
Series 2012 A, 5% 6/1/24	2,765,000	3,119,860
(MidMichigan Obligated Group Proj.) Series 2009 A, 6.125% 6/1/39	3,740,000	4,061,677
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,102,220
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity)	55,000	56,053
(Sparrow Hosp. Obligated Group Proj.) Series 2007:
5% 11/15/17	535,000	592,299
5% 11/15/18	1,725,000	1,885,080
5% 11/15/19	1,000,000	1,080,510
5% 11/15/20	2,000,000	2,140,320
5% 11/15/31	5,000,000	5,097,400
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,000,000	5,690,350
5% 12/1/26	3,725,000	3,955,280
Michigan Muni. Bond Auth. Rev.:
(Local Govt. Ln. Prog.):
Series 2007, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,156,259
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,545,899
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Muni. Bond Auth. Rev.: - continued
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	$ 4,225,000	$ 4,623,840
Series 2005, 5% 10/1/23	385,000	428,270
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,946,330
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	3,915,358
(Detroit Edison Co. Proj.) Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	10,398,745
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	1,875,000	2,162,663
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	3,000,000	3,383,700
Series 2011, 5% 11/15/36	2,000,000	2,139,600
Monroe County Hosp. Fin. Auth. Series 2006, 5.375% 6/1/26	3,200,000	3,246,304
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	463,096
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	539,225
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,803,183
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,412,318
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,167,862
Northville Pub. Schools Series 2005:
5% 5/1/15 (FSA Insured)	1,525,000	1,600,869
5% 5/1/16 (FSA Insured)	1,475,000	1,543,794
5% 5/1/17 (FSA Insured)	3,675,000	3,759,011
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,310,927
5% 3/1/25	1,225,000	1,359,922
5% 3/1/26	1,290,000	1,422,664
5% 3/1/37	4,000,000	4,169,600
Series 2013 A:
5% 3/1/25	995,000	1,116,480
5% 3/1/26	1,620,000	1,804,599
5% 3/1/27	815,000	904,577
5% 3/1/38	2,900,000	3,033,545
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	$ 1,010,000	$ 1,084,942
5.25% 5/1/27 (FSA Insured)	1,135,000	1,206,732
Petoskey Pub. School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,229,273
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.) Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,010,730
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,053,790
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,081,243
5% 5/1/16 (FSA Insured)	1,025,000	1,072,806
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	5,000,000	5,586,600
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	4,300,000	4,728,237
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,189,470
5% 5/1/38 (FSA Insured)	1,000,000	1,037,250
Riverview Cmnty. School District Series 2004:
5% 5/1/14	630,000	632,432
5% 5/1/15 (Pre-Refunded to 5/1/14 @ 100)	955,000	958,600
5% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	1,000,000	1,003,770
5% 5/1/18 (Pre-Refunded to 5/1/14 @ 100)	1,000,000	1,003,770
Rochester Cmnty. School District:
4% 5/1/19	1,375,000	1,530,334
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,713,154
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,268,435
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29	1,945,000	2,351,097
8.25% 9/1/39	3,425,000	4,165,793
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,123,500
Saint Clair County Gen. Oblig. 5% 4/1/26	1,495,000	1,662,320
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,138,386
South Haven Gen. Oblig. Series 2009, 5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,082,220
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
South Redford School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,125,000	$ 1,177,470
Three Rivers Cmnty. Schools Series 2008:
5% 5/1/14 (FSA Insured)	1,765,000	1,772,025
5% 5/1/16 (FSA Insured)	1,750,000	1,898,873
Troy School District Series 2006:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,051,310
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,091,150
Utica Cmnty. Schools Series 2007, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,051,090
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,002,670
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A:
5% 12/1/24	2,875,000	3,053,279
5% 12/1/25	5,120,000	5,441,280
Series 2011 A, 5% 12/1/21 (a)	5,000,000	5,517,650
Series 2012 A:
5% 12/1/22	2,220,000	2,389,453
5% 12/1/23	2,300,000	2,465,094
West Ottawa Pub. School District Series 2012 A:
5% 5/1/25	4,310,000	4,812,244
5% 5/1/26	2,000,000	2,214,320
Western Michigan Univ. Rev. Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	5,819,299
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2012, 5% 1/1/23	1,000,000	1,145,330
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,041,110
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	1,958,906
Wyoming Sewage Disp. Sys. Rev. Series 2005, 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,186,080
Zeeland Pub. Schools Series 2005:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,035,000	2,130,136
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	177,608
		511,150,208
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	$ 1,500,000	$ 1,510,425
Series 2009 B, 5% 10/1/25	1,200,000	1,265,328
		2,775,753
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $506,095,292)	519,412,405
NET OTHER ASSETS (LIABILITIES) - 2.3%	12,151,695
NET ASSETS - 100%	$ 531,564,100
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $505,997,582. Net unrealized appreciation aggregated $13,414,823, of which $20,469,223 related to appreciated investment securities and $7,054,400 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Minnesota
Municipal Income Fund

March 31, 2014

1.814649.109

MNF-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount	Value
Guam - 0.9%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,500,000	$ 1,515,390
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (c)	800,000	848,608
6.25% 10/1/34 (c)	850,000	903,771
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	1,100,000	1,241,163
		4,508,932
Minnesota - 97.9%
Alexandria Independent School District #206 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2008 A, 5% 2/1/17 (FSA Insured)	1,000,000	1,110,050
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/23 (a)	805,000	939,210
5% 2/1/24 (a)	1,110,000	1,298,733
5% 2/1/25 (a)	1,015,000	1,176,334
5% 2/1/26 (a)	1,220,000	1,402,768
5% 2/1/27 (a)	1,285,000	1,464,707
5% 2/1/28 (a)	1,345,000	1,521,047
5% 2/1/29 (a)	1,415,000	1,588,904
5% 2/1/34 (a)	1,800,000	1,971,036
Breckenridge Gen. Oblig. (Catholic Health Initiatives Proj.) Series 2004 A, 5% 5/1/30	4,575,000	4,585,157
Burnsville-Eagan-Savage Independent School District #191 Gen. Oblig. (Minnesota School Distric Cr. Enhancement Prog.) Series 2007 A, 5% 2/1/17 (FSA Insured)	525,000	582,934
Chaska Elec. Rev. (Generating Facilities Proj.) Series 2005 A:
5.25% 10/1/20	2,000,000	2,124,540
5.25% 10/1/25	1,955,000	2,078,849
Chaska Independent School District #112 Gen. Oblig.:
(Cr. Enhancement Prog.):
Series 2012 A:
5% 2/1/19	4,090,000	4,764,564
5% 2/1/22	4,975,000	5,881,246
Series 2013 A, 4% 2/1/19	4,550,000	5,048,635
(School Bldg. Proj.) Series 2007 A, 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	834,540
Series 2009 A, 5% 2/1/17	1,000,000	1,112,720
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B:
4% 3/1/16	$ 1,445,000	$ 1,478,914
4% 3/1/17	1,495,000	1,551,152
4% 3/1/18	1,235,000	1,285,796
5% 3/1/30	2,535,000	2,541,439
Elk River Independent School District #728 Series 2006 A, 5% 2/1/19 (FSA Insured)	3,500,000	3,731,770
Hennepin County Gen. Oblig. Series 2010 E, 5% 12/15/20	4,945,000	5,772,200
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2007 A, 5% 12/15/24	1,000,000	1,127,420
Lakeville Independent School District #194 Series 2012 D:
5% 2/1/18	5,185,000	5,940,869
5% 2/1/20	1,570,000	1,847,686
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007:
5% 5/1/16	1,000,000	1,050,920
5.25% 5/1/24	1,500,000	1,558,590
5.25% 5/1/25	2,000,000	2,072,240
5.25% 5/1/28	3,720,000	3,809,950
Metropolitan Council Gen. Oblig. Rev. (Wastewtr. Proj.) Series 2008 C, 5% 3/1/21 (Pre-Refunded to 3/1/16 @ 100)	5,000,000	5,417,400
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,296,010
Series 2010 A, 5.25% 8/15/25	1,000,000	1,095,470
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	521,835
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2005 A, 5% 1/1/35 (AMBAC Insured)	8,500,000	8,659,885
Series 2005 C, 5% 1/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090,000	2,133,535
Series 2007 A, 5% 1/1/21	5,000,000	5,465,850
Series 2007 B, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,193,140
Series 2010 D, 5% 1/1/17 (c)	4,155,000	4,531,568
Series 2012 B:
5% 1/1/26	1,250,000	1,381,525
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.: - continued
Series 2012 B: - continued
5% 1/1/27	$ 1,500,000	$ 1,655,685
Series B, 5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,830,000	3,084,898
Minneapolis Gen. Oblig. Series 2009:
4% 12/1/20	2,800,000	2,962,316
4% 12/1/21	2,330,000	2,460,084
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2005 D, 5% 11/15/34 (AMBAC Insured)	5,120,000	5,177,549
Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	3,500,000	3,970,995
Minnesota 911 Rev.:
(Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/21 (Assured Guaranty Corp. Insured)	2,220,000	2,559,105
5% 6/1/21	2,000,000	2,305,500
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.):
Series 2008 C1:
5% 2/15/16 (Assured Guaranty Corp. Insured)	415,000	444,975
5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	3,968,325
5.25% 2/15/23 (Assured Guaranty Corp. Insured)	1,660,000	1,853,822
5.5% 2/15/25 (Assured Guaranty Corp. Insured)	2,500,000	2,789,650
Series 2008, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,975,000	2,170,545
Minnesota Gen. Oblig.:
Series 2008 A, 5% 6/1/21	3,300,000	3,715,800
Series 2010 A, 5% 8/1/27	5,000,000	5,819,400
Series 2010 D:
5% 8/1/21	1,000,000	1,180,710
5% 8/1/22	5,000,000	5,890,500
5% 8/1/23	10,000,000	11,677,400
Series 2011 B:
5% 10/1/24	2,500,000	2,928,450
5% 10/1/30	3,000,000	3,378,570
Series 2012 A, 5% 8/1/24	5,000,000	5,889,100
Series 2013 A, 5% 8/1/25	3,780,000	4,489,090
Series 2013 D, 5% 10/1/23	3,000,000	3,610,710
5% 6/1/21	1,415,000	1,541,105
5% 6/1/21 (Pre-Refunded to 6/1/16 @ 100)	7,170,000	7,864,271
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Gen. Oblig.: - continued
5% 8/1/22	$ 2,600,000	$ 2,923,128
5% 11/1/26	790,000	862,380
Minnesota Higher Ed. Facilities Auth. Rev.:
(College of St. Scholastica, Inc. Proj.) Series Seven-H, 5.25% 12/1/35	1,000,000	1,036,550
(Gustovus Adolphus College Proj.) Series Seven-B:
5% 10/1/22	2,250,000	2,512,598
5% 10/1/23	1,000,000	1,108,090
(Hamline Univ. Proj.) Series Seven-E:
5% 10/1/17	1,565,000	1,675,614
5% 10/1/19	1,000,000	1,085,840
(Macalester College Proj.) Series Six-P:
5% 3/1/21	2,315,000	2,504,946
5% 3/1/22	2,535,000	2,735,544
(St. Olaf College Proj.) Series Six-O, 5% 10/1/15	1,000,000	1,058,570
(Univ. of St. Thomas Proj.):
Series Seven-A, 5% 10/1/39	1,650,000	1,724,861
Series Six-I, 5% 4/1/23	1,000,000	1,060,590
Series Six-X, 5.25% 4/1/39	1,500,000	1,561,440
Series Seven-Q:
5% 10/1/17	495,000	543,124
5% 10/1/18	400,000	443,520
5% 10/1/19	780,000	875,698
5% 10/1/20	1,140,000	1,273,631
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2005, 5.25% 10/1/21	8,450,000	8,974,830
Series 2007, 5.25% 10/1/22	1,000,000	1,092,520
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Series 2005 A, 5% 3/1/21	5,060,000	5,256,277
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2005 A, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,544,300
Series 2009 A:
4% 10/1/17	1,445,000	1,590,887
4% 10/1/18	1,490,000	1,652,678
4% 10/1/19	1,550,000	1,727,630
4% 10/1/20	1,580,000	1,747,117
Series 2011 A, 5% 10/1/30	1,495,000	1,677,285
Series 2013 A:
4% 10/1/18	2,210,000	2,451,288
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota State Colleges & Univs. Board of Trustees Rev.: - continued
Series 2013 A: - continued
4% 10/1/19	$ 2,300,000	$ 2,562,315
4% 10/1/20	2,385,000	2,649,592
Minnesota State Gen. Fdg. Rev.:
Series 2012 B:
5% 3/1/27	12,840,000	14,568,510
5% 3/1/28	4,275,000	4,818,481
5% 3/1/29	2,250,000	2,522,678
5% 6/1/27	5,000,000	5,765,350
5% 6/1/38	5,000,000	5,480,550
North Saint Paul-Maplewood-Oakdale Independent School District 622 Series 2006 B:
5% 2/1/17 (FSA Insured)	1,525,000	1,696,456
5% 8/1/17 (FSA Insured)	1,575,000	1,729,334
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2010 A1:
5% 1/1/19	3,010,000	3,451,958
5% 1/1/20	2,100,000	2,411,934
Series 2013 A:
5% 1/1/23	850,000	973,531
5% 1/1/24	650,000	742,326
5% 1/1/25	975,000	1,107,893
5% 1/1/31	1,740,000	1,885,934
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	3,180,000	3,599,855
Northfield Hosp. Rev. Series 2006:
5.375% 11/1/26	1,000,000	1,032,340
5.5% 11/1/16	1,025,000	1,097,304
Owatonna Pub. Utils. Commission Pub. Utils. Rev. Series 2003, 5% 1/1/15 (AMBAC Insured)	370,000	371,254
Ramsey County Gen. Oblig. Series 2012 B:
5% 2/1/19	1,585,000	1,848,823
5% 2/1/20	1,635,000	1,924,182
5% 2/1/21	1,350,000	1,603,449
5% 2/1/23	1,005,000	1,195,880
Rochester Elec. Util. Rev.:
Series 2007 C, 5% 12/1/30	2,000,000	2,149,300
Series 2013 B:
5% 12/1/26	570,000	663,936
5% 12/1/27	275,000	317,081
5% 12/1/28	275,000	315,109
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Rochester Elec. Util. Rev.: - continued
Series 2013 B: - continued
5% 12/1/43	$ 1,000,000	$ 1,088,630
Rochester Gen. Oblig. Series 2012 A, 5% 2/1/23	4,400,000	5,198,072
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	4,000,000	4,334,520
(Mayo Foundation Proj.) Series 2006, 5% 11/15/36	2,000,000	2,100,720
(Olmsted Med. Ctr. Proj.) Series 2013:
5% 7/1/17	650,000	723,080
5% 7/1/18	685,000	770,878
5% 7/1/21	790,000	891,057
5% 7/1/22	350,000	394,510
5% 7/1/24	300,000	336,522
5% 7/1/27	245,000	271,350
5% 7/1/28	225,000	247,712
5% 7/1/33	1,225,000	1,310,995
Bonds:
(Mayo Clinic Proj.):
Series 2011, 4%, tender 11/15/18 (b)	2,475,000	2,747,621
Series B, 4%, tender 11/15/18 (b)	3,000,000	3,333,300
(Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (b)	1,100,000	1,256,607
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2010 A, 5.125% 5/1/30	5,000,000	5,401,450
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Proj.) Series 2005, 5.25% 11/15/14	515,000	517,657
Saint Paul Port Auth. Series 2007-2, 5% 3/1/37	1,500,000	1,532,925
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	2,042,440
(Regions Hosp. Package Proj.) Series 2007-1:
5% 8/1/14	455,000	458,267
5% 8/1/15	480,000	490,949
5% 8/1/16	500,000	514,580
Series 2013, 5% 12/1/21	4,900,000	5,775,287
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) Series 2004, 5.25% 9/1/34	2,520,000	2,524,234
Shakopee Independent School District #720:
Series 2012, 5% 2/1/21	1,000,000	1,166,230
Series 2013 A:
5% 2/1/19	2,940,000	3,414,457
5% 2/1/22	1,700,000	2,004,368
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,210,000	$ 5,608,189
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	12,088,814
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165,000	2,067,188
Series 2009 A:
5.25% 1/1/30	2,000,000	2,177,200
5.5% 1/1/24	500,000	560,275
Spring Lake Park Independent School District #16 Series 2006 A, 5% 2/1/29 (FSA Insured)	4,000,000	4,179,640
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C:
5.5% 7/1/17	535,000	597,638
5.75% 7/1/30	3,715,000	4,002,281
Series 2009, 5.75% 7/1/39	9,000,000	9,641,160
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Allina Health Sys. Proj.):
Series 2007 A:
5% 11/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	257,165
5% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,317,938
Series 2009 A1, 5.25% 11/15/29	3,000,000	3,229,020
(Gillette Children's Speciality Healthcare Proj.) 5% 2/1/16	1,460,000	1,463,008
(HealthPartners Oblig. Group Proj.) Series 2006:
5% 5/15/15	250,000	260,618
5% 5/15/16	345,000	369,385
5.25% 5/15/17	590,000	640,368
5.25% 5/15/26	1,000,000	1,044,630
5.25% 5/15/36	1,000,000	1,027,210
Series 2007 A, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,929,620
Series 2009 A2, 5.5% 11/15/24	2,000,000	2,342,840
Univ. of Minnesota Gen. Oblig.:
Series 2009 A:
5% 4/1/23	200,000	228,180
5.125% 4/1/34	1,000,000	1,097,880
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Univ. of Minnesota Gen. Oblig.: - continued
Series 2009 A: - continued
5.25% 4/1/29	$ 1,000,000	$ 1,118,400
Series 2009 C:
5% 12/1/17	1,000,000	1,147,320
5% 12/1/21	1,000,000	1,149,570
Series 2011 D:
5% 12/1/23	1,180,000	1,379,101
5% 12/1/26	1,020,000	1,162,402
5% 12/1/36	1,000,000	1,088,070
Univ. of Minnesota Spl. Purp. Rev.:
(Biomedical Science Research Facilities Fdg. Prog.) Series 2013 C, 5% 8/1/38	5,275,000	5,746,321
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	2,095,000	2,380,507
(State Supported Stadium Proj.) Series 2006:
5% 8/1/20	6,625,000	7,281,538
5% 8/1/29	4,000,000	4,290,440
Series 2010 A, 5% 8/1/25	1,800,000	2,094,984
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	445,606
Wayzata Independent School District #284 Series 2004 B, 5% 2/1/16 (FSA Insured)	1,005,000	1,043,331
West Saint Paul Independent School District #197 Series 2012 A, 4% 2/1/24	3,530,000	3,828,391
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 1977 A, 6.375% 1/1/16 (Escrowed to Maturity)	330,000	344,121
Series 2006 A, 5% 1/1/16 (FSA Insured)	2,000,000	2,159,400
Series 2012 A:
5% 1/1/26	5,000,000	5,784,750
5% 1/1/27	2,150,000	2,466,007
5% 1/1/30	1,000,000	1,120,100
		476,535,008
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	$ 1,000,000	$ 1,054,440
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $467,778,130)	482,098,380
NET OTHER ASSETS (LIABILITIES) - 1.0%	4,731,321
NET ASSETS - 100%	$ 486,829,701
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $467,778,130. Net unrealized appreciation aggregated $14,320,250, of which $18,018,355 related to appreciated investment securities and $3,698,105 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income Fund

March 31, 2014

1.815010.109

HIY-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/32 (a)	$ 3,500	$ 3,242
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	5,600	5,600
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	3,000	3,358
		12,200
Arizona - 1.9%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	2,670	3,052
5.25% 10/1/20 (FSA Insured)	8,000	9,180
5.25% 10/1/26 (FSA Insured)	2,570	2,839
5.25% 10/1/28 (FSA Insured)	8,345	9,148
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	2,000	2,180
Series 2007 B, 0.973% 1/1/37 (b)	3,000	2,391
Series 2008 D:
5.5% 1/1/38	12,000	12,718
6% 1/1/27	2,600	2,877
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	5,800	6,672
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,783
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21	1,580	1,737
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series 1990 A, 7% 12/1/16 (Escrowed to Maturity)	2,000	2,165
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	3,600	3,779
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	4,800	5,084
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000	14,154
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C:
5% 7/1/22	1,000	1,143
5% 7/1/23	2,000	2,287
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/22	1,500	1,741
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.: - continued
Series 2012 A:
5% 7/1/24	$ 1,140	$ 1,307
5% 7/1/26	1,000	1,125
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	3,933
5.5% 12/1/29	7,900	8,914
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	845	881
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39	3,000	3,147
		104,237
California - 18.1%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	2,800	3,171
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	1,992
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	6,350	6,900
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	3,411
California Econ. Recovery Series 2009 A, 5% 7/1/22	7,500	8,245
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.) Series 2001 A:
0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,140	2,014
0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,859
0% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,462
0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,593
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	120	120
5% 3/1/19	1,800	2,069
5% 8/1/19	8,310	9,274
5% 8/1/20	5,355	5,984
5% 10/1/22	2,300	2,610
5% 11/1/22	3,100	3,542
5% 12/1/22	6,800	7,791
5% 11/1/24	1,600	1,823
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 3/1/26	$ 5,100	$ 5,493
5% 6/1/27 (AMBAC Insured)	4,100	4,220
5% 9/1/27	10,500	11,485
5% 9/1/31	22,500	24,252
5% 9/1/32	24,995	26,739
5% 9/1/33	19,115	20,388
5% 9/1/35	4,050	4,301
5.25% 9/1/23	24,300	28,940
5.25% 12/1/33	160	161
5.25% 4/1/35	12,000	13,199
5.25% 3/1/38	9,000	9,694
5.25% 11/1/40	3,200	3,532
5.5% 8/1/27	14,700	17,074
5.5% 4/1/28	10	10
5.5% 8/1/29	9,850	11,321
5.5% 4/1/30	5	5
5.5% 3/1/40	5,900	6,535
5.6% 3/1/36	2,550	2,871
5.75% 4/1/31	5,020	5,805
6% 3/1/33	23,800	27,922
6% 4/1/38	19,600	22,485
6% 11/1/39	10,020	11,738
6.5% 4/1/33	7,900	9,641
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	1,525	1,589
Series 2008 L, 5.125% 7/1/22	3,065	3,193
Series 2009 E, 5.625% 7/1/25	10,000	11,141
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	6,800	7,452
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	12,500	14,164
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	14,000	14,366
(Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/27	6,730	7,465
5% 6/1/28	6,175	6,804
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	4,575	4,836
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	$ 6,000	$ 6,304
(Monterey Bay Campus Library Proj.) Series 2009 D, 6.25% 4/1/34	7,280	8,410
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	3,515	3,876
5% 3/1/22	1,695	1,864
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,825	3,256
(Univ. Proj.) Series 2011 B, 5.25% 10/1/26	2,515	2,881
(Various Cap. Proj.):
Series 2012 A, 5% 4/1/25	4,700	5,286
Series 2012 G, 5% 11/1/25	4,000	4,479
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/27	10,000	10,919
5.25% 10/1/26	5,000	5,597
Series 2012 A, 5% 4/1/26	13,495	14,975
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	4,100	4,724
5% 12/1/23	7,355	8,398
Series 2005 B:
5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,669
5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	3,008
Series 2005 H:
5% 6/1/17	5,000	5,248
5% 6/1/18	10,300	10,811
Series 2005 J, 5% 1/1/17	6,105	6,553
Series 2009 G1, 5.75% 10/1/30	2,500	2,819
Series 2009 I:
6.125% 11/1/29	1,600	1,893
6.375% 11/1/34	4,600	5,415
Series 2010 A, 5.75% 3/1/30	4,900	5,616
California State Univ. Rev. Series 2009 A, 6% 11/1/40	5,000	5,636
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,000	5,423
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	11,700	13,334
Series 2005 A, 5.25% 7/1/24	2,800	2,811
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 9,380	$ 9,410
Encinitas Union School District Series 1996:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	2,870
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	2,198
Fontana Unified School District Gen. Oblig. 5% 5/1/19 (Assured Guaranty Corp. Insured)	1,300	1,502
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	22,145	22,143
5% 6/1/45	5,305	5,305
5% 6/1/45 (FSA Insured)	445	446
Long Beach Unified School District Series A:
5.5% 8/1/28	3,810	4,356
5.5% 8/1/29	2,000	2,280
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	7,000	8,330
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,053
5% 9/1/19 (AMBAC Insured)	2,545	2,676
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2005 A1, 5% 7/1/35	4,000	4,141
Series A2, 5% 7/1/25 (FSA Insured)	1,800	1,879
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/23	5,335	6,085
5% 3/1/27	2,000	2,194
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	9,715	11,164
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,000	3,115
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	2,298
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	2,320	2,580
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	3,411
Oakland Gen. Oblig.:
Series 2009 B, 6% 1/15/34	2,500	2,786
Series 2012:
5% 1/15/26	4,535	4,980
5% 1/15/28	4,345	4,711
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Gen. Oblig.: - continued
Series 2012:
5% 1/15/29	$ 5,370	$ 5,778
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/22	2,320	2,745
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	4,190	4,757
5% 2/1/24	8,200	9,030
Port of Oakland Rev.:
Series 2007 B, 5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	7,780
Series 2012 P:
5% 5/1/23 (e)	6,455	7,291
5% 5/1/24 (e)	9,900	11,033
Series C, 5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,650	7,463
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,900	2,062
Series B:
0% 8/1/37	7,800	2,448
0% 8/1/38	10,200	3,024
0% 8/1/39	20,100	5,628
0% 8/1/40	3,000	791
0% 8/1/41	13,610	3,364
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	2,975	2,960
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	4,200	2,248
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/26	10,000	11,390
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	2,800	2,975
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/25	10,425	11,651
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	3,600	1,400
0% 7/1/39	9,650	2,794
0% 7/1/41	21,370	5,506
Series 2008 E:
0% 7/1/47 (a)	7,400	2,851
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District: - continued
Series 2008 E:
0% 7/1/49	$ 25,500	$ 4,105
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,495	3,874
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27	4,610	5,179
5% 6/1/30	16,190	17,825
5% 6/1/31	11,785	12,879
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	6,375	7,014
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	5,150	5,404
Series 2010 B, 0% 8/1/47	18,400	3,379
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	3,474
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000	10,636
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,395
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	490	515
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	45,225	48,787
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	4,475	4,480
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	1,500	1,524
Union Elementary School District:
Series A, 0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,543
Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,134
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	4,000	4,200
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series B:
5.5% 5/15/15 (AMBAC Insured)	1,890	1,898
5.5% 5/15/17 (AMBAC Insured)	2,545	2,553
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
Series 2009 O:
5.25% 5/15/39	$ 2,400	$ 2,574
5.75% 5/15/30	12,000	13,781
Val Verde Unified School District Ctfs. of Prtn. Series B, 5% 1/1/30 (FGIC Insured)	1,495	1,499
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,100	5,859
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/38	4,500	5,058
Washington Township Health Care District Rev.:
Series 2007 A:
5% 7/1/18	1,185	1,262
5% 7/1/27	1,840	1,865
Series 2009 A, 5.75% 7/1/24	1,750	1,909
Series 2010 A, 5.5% 7/1/38	3,815	3,928
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	3,850	4,181
Series 2012:
5% 8/1/24	3,625	4,182
5% 8/1/25	10,000	11,448
		985,112
Colorado - 0.9%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Pre-Refunded to 11/1/15 @ 100)	2,475	2,662
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	2,600	2,807
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	5,800	5,093
0% 7/15/22 (Escrowed to Maturity)	15,700	12,634
Colorado Health Facilities Auth. Rev. (Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	1,198
5% 9/1/22	1,500	1,586
Denver City & County Arpt. Rev.:
Series 2007 E, 5% 11/15/32 (AMBAC Insured)	2,500	2,632
Series 2011 A, 5% 11/15/15 (e)	3,000	3,220
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	$ 1,500	$ 1,559
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,039
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,435
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,075	9,673
Series 2010 A, 0% 9/1/41	9,600	1,909
Series 2010 C, 5.375% 9/1/26	1,000	1,072
		50,519
District Of Columbia - 1.3%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	8,140	8,884
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/17 (FSA Insured)	1,700	1,899
Series B, 4.75% 6/1/32	2,200	2,263
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	23,535	25,579
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/33 (Assured Guaranty Corp. Insured)	15,000	5,380
0% 10/1/34 (Assured Guaranty Corp. Insured)	15,000	5,053
0% 10/1/35 (Assured Guaranty Corp. Insured)	33,975	10,741
0% 10/1/39 (Assured Guaranty Corp. Insured)	5,030	1,246
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A:
5.125% 7/1/32	1,000	1,087
5.25% 7/1/27	4,390	4,902
5.25% 7/1/28	3,000	3,334
		70,368
Florida - 9.0%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6.05% 11/15/16 (Escrowed to Maturity)	2,985	3,096
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,770
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Brevard County School Board Ctfs. of Prtn. Series 2007 B:
5% 7/1/24 (AMBAC Insured)	$ 1,365	$ 1,463
5% 7/1/25 (AMBAC Insured)	3,540	3,767
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/25	5,215	5,834
Broward County Gen. Oblig. (Parks & Land Preservation Proj.) Series 2005:
5% 1/1/24 (Pre-Refunded to 1/1/15 @ 100)	1,000	1,036
5% 1/1/25 (Pre-Refunded to 1/1/15 @ 100)	1,000	1,036
Broward County School Board Ctfs. of Prtn.:
Series 2007 A:
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,660	4,109
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	4,112
Series 2012 A:
5% 7/1/23	21,020	23,921
5% 7/1/27	5,695	6,323
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	8,500	9,457
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	7,500	8,187
Series 2011 A1:
5% 6/1/19	1,715	1,962
5% 6/1/20	3,000	3,455
Series 2012 A1, 5% 6/1/21	8,400	9,632
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	24,450	27,445
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,034
5.25% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,337
Escambia County Utils. Auth. Util. Sys. Rev. Series 1992 B, 6.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985	2,010
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	12,400	14,581
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	4,500	4,926
Series 2011 E, 5% 6/1/24	6,600	7,629
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay: - continued
Series 2011 F, 5% 6/1/23	$ 6,070	$ 7,042
Series A, 5.5% 6/1/38	2,000	2,185
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025	2,145
5% 10/1/17	2,130	2,250
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,534
5% 7/1/18	3,320	3,489
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	5,700	5,909
Florida Gen. Oblig.:
Series 2008 A, 5.25% 7/1/37	3,000	3,221
Series 2011 B, 5% 7/1/23	10,175	11,924
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	3,100	3,478
Series 2009 A, 6.25% 10/1/31	3,000	3,387
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Series 2003, 5.25% 1/15/20	1,950	1,957
Gulf Breeze Util. Sys. Rev. Series 2004, 5% 10/1/16 (AMBAC Insured)	1,010	1,030
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/15	1,000	1,075
5% 11/15/17	1,200	1,281
5% 11/15/22	1,000	1,065
Series 2005 B:
5% 11/15/15	875	940
5% 11/15/15 (Escrowed to Maturity)	125	135
5% 11/15/16	1,040	1,113
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100)	150	161
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	485	522
Series 2006 G:
5% 11/15/14	1,285	1,323
5% 11/15/14 (Escrowed to Maturity)	45	46
5% 11/15/15	965	1,037
5% 11/15/15 (Escrowed to Maturity)	35	38
5% 11/15/16	1,020	1,133
5.125% 11/15/17	2,750	3,056
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.): - continued
Series 2006 G:
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100)	$ 95	$ 106
5.125% 11/15/18	965	1,068
5.125% 11/15/19	1,930	2,132
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100)	70	78
Series 2008 B, 6% 11/15/37	11,000	12,272
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	1,930	2,148
5% 7/1/18	2,125	2,333
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	8,525	8,735
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	4,900	6,563
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B, 5% 10/1/18 (Pre-Refunded to 4/1/14 @ 100)	5,150	5,150
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/24	5,500	6,205
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (e)	5,260	5,569
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012, 5% 11/15/23	2,000	2,166
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,015
Miami-Dade County Aviation Rev.:
Series 2010 A:
5.375% 10/1/41	5,800	6,070
5.5% 10/1/30	3,000	3,278
Series 2012 A:
5% 10/1/23 (e)	7,500	8,385
5% 10/1/24 (e)	9,050	9,963
5% 10/1/30 (e)	6,095	6,499
5% 10/1/31 (e)	2,500	2,631
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	3,750	4,143
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) 5% 7/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,565	4,767
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A:
5% 8/1/17 (AMBAC Insured)	$ 3,500	$ 3,947
5% 8/1/18 (AMBAC Insured)	4,000	4,559
5% 8/1/20 (AMBAC Insured)	2,500	2,752
5% 8/1/21 (AMBAC Insured)	5,095	5,588
5% 8/1/22 (AMBAC Insured)	3,325	3,627
Series 2011 B, 5.625% 5/1/31	6,600	7,380
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/24	2,255	2,572
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,049
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	1,350	1,423
5.25% 12/1/37 (AMBAC Insured)	1,365	1,424
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	5,030	5,271
Series 2012 A, 5% 10/1/42	14,700	14,743
Series 2012 B, 5% 10/1/42	5,900	5,917
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	5,270
Orange County School Board Ctfs. of Prtn. Series A, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,940	3,117
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/22	2,500	2,904
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B, 5% 10/1/33	3,700	4,053
Series 2012 A:
5% 10/1/23	2,300	2,736
5% 10/1/25	1,100	1,316
Series 2013 A, 5% 10/1/25	4,800	5,743
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	11,100	12,781
Pasco County School Board Ctfs. of Prtn. Series A, 5% 8/1/30 (AMBAC Insured)	4,000	4,116
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Series A:
5% 10/1/30 (FSA Insured)	3,105	3,244
5% 10/1/35 (FSA Insured)	5,000	5,112
Plant City Util. Sys. Rev. 6% 10/1/15 (Escrowed to Maturity)	960	1,010
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Polk County Pub. Facilities Rev. 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 2,100
Port Orange Gen. Oblig. 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015	2,136
Seminole County School Board Ctfs. of Prtn. Series 2005 A:
5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645	1,727
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,820
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A, 6.25% 4/1/39	3,300	3,596
Series 2010:
5% 10/1/25	4,140	4,492
5.25% 10/1/34	3,500	3,701
St. Johns County School Board 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,528
St. Petersburg Pub. Util. Rev. Series 2009 A, 5.5% 10/1/37	7,000	7,571
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (Escrowed to Maturity)	985	1,089
Tallahassee Energy Sys. Rev. 5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,198
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/23	8,080	8,891
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/22	2,300	2,612
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A:
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805	1,849
5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,275	3,281
5.25% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,004
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690	2,804
5.25% 7/1/16 (AMBAC Insured)	2,830	2,985
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	2,076
		491,988
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - 3.5%
Atlanta Tax Allocation (Atlantic Station Proj.) Series 2007, 5.25% 12/1/20 (Assured Guaranty Corp. Insured)	$ 2,000	$ 2,116
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A:
6% 11/1/25	9,785	11,630
6.25% 11/1/39	10,800	12,405
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	11,600	11,755
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (b)	8,100	7,967
2.2%, tender 4/2/19 (b)	3,000	3,003
2.2%, tender 4/2/19 (b)	300	300
2.2%, tender 4/2/19 (b)	6,500	6,506
2.2%, tender 4/2/19 (b)	4,100	4,104
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	10,200	8,509
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	7,745	7,951
6.125% 9/1/40	9,310	9,435
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	3,000	3,288
5.25% 10/1/41	5,600	6,087
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/23	1,500	1,731
5% 1/1/24	6,500	7,437
Georgia Gen. Oblig. Series 2007 E, 5% 8/1/22	575	648
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	7,700	8,889
Series GG, 5% 1/1/22	4,000	4,633
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	3,425	3,916
5% 10/1/23	4,000	4,519
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	2,145
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,500	9,305
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity)	5,615	4,684
Series C, 0% 12/1/21 (Escrowed to Maturity)	19,400	16,184
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	$ 13,550	$ 14,251
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	18,045	15,053
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,649
		190,100
Hawaii - 0.2%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,140	1,153
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,430	1,508
5.25% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,205	3,449
State of Hawaii Dept. of Trans. Series 2013:
5.25% 8/1/24 (e)	2,000	2,206
5.25% 8/1/25 (e)	2,500	2,751
		11,067
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,355	4,897
6.75% 11/1/37	4,300	4,792
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	2,190	2,468
		12,157
Illinois - 16.8%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,810	1,418
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	1,452
Chicago Board of Ed.:
Series 1999 A, 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,200	3,074
Series 2011 A, 5.5% 12/1/39	7,900	8,148
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,700	2,514
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
(Cap. Impt. Proj.) Series 1999:
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 15,200	$ 3,606
(City Colleges Proj.) 0% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	19,881
(Neighborhoods Alive 21 Prog.) Series 2003, 5% 1/1/33 (AMBAC Insured)	2,100	2,100
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	740	742
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,445	1,432
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	435	435
Series 2007 C, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,300	20,478
Series 2008 C, 5% 1/1/34	1,500	1,496
Series 2009 A:
5% 1/1/22	3,400	3,685
5% 1/1/27 (FSA Insured)	5,200	5,391
Series 2011 A, 5% 1/1/40	11,260	10,957
Series 2012 A:
5% 1/1/33	14,800	14,846
5% 1/1/34	2,440	2,434
Series 2012 C, 5% 1/1/23	1,200	1,307
Series A, 5% 1/1/42 (AMBAC Insured)	40	39
5% 1/1/34	3,000	2,992
5% 1/1/35	15,000	14,865
5% 1/1/36	11,555	11,388
Chicago Motor Fuel Tax Rev. Series A:
5% 1/1/33 (AMBAC Insured)	3,810	3,819
5.25% 1/1/19 (AMBAC Insured)	1,780	1,787
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/16 (FSA Insured)	6,800	7,316
Series 2011 C, 6.5% 1/1/41	19,400	22,278
Series 2013 B, 5% 1/1/27	11,275	12,142
Series 2013 D, 5% 1/1/27	1,000	1,077
Chicago Park District Gen. Oblig.:
Series 2010 C, 5.25% 1/1/40	7,700	8,000
Series 2013 A:
5.5% 1/1/33	2,500	2,701
5.75% 1/1/38	5,600	6,050
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21	$ 2,600	$ 2,796
Series 2008 A:
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	2,425	2,558
5.25% 6/1/25 (Assured Guaranty Corp. Insured)	3,495	3,642
5% 6/1/20 (AMBAC Insured)	5,610	6,100
5% 6/1/20 (Pre-Refunded to 12/1/16 @ 100)	1,390	1,553
Chicago Wtr. Rev. Series 2000, 0% 11/1/16 (AMBAC Insured)	7,555	7,216
Cook County Forest Preservation District:
(Ltd. Tax Proj.) Series 2012 B, 5% 12/15/37	2,500	2,630
Series 2012 A, 5% 11/15/22	2,000	2,294
Series 2012 C, 5% 12/15/37	1,000	1,052
Cook County Gen. Oblig.:
Series 2004 B, 5.25% 11/15/28 (Pre-Refunded to 11/15/14 @ 100)	1,400	1,444
Series 2010 A, 5.25% 11/15/33	19,775	20,811
Series 2012 C:
5% 11/15/24	9,400	10,441
5% 11/15/25	14,500	15,992
Series B, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,874
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	6,665	6,322
Franklin Park Village Cook County Gen. Oblig. Series B, 5% 7/1/18 (AMBAC Insured)	1,450	1,451
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,430
5.5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,281
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	3,835
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	29,680	22,844
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	3,860	4,103
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.):
Series 2008 D, 6.5% 11/1/38	4,300	4,835
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Advocate Health Care Proj.):
Series 2010 A, 5.5% 4/1/44	$ 3,000	$ 3,222
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	6,500	6,807
(Children's Memorial Hosp. Proj.) Series 2008 A:
5.25% 8/15/33 (Assured Guaranty Corp. Insured)	7,800	7,989
5.25% 8/15/47 (Assured Guaranty Corp. Insured)	2,000	2,044
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
5.5% 2/1/40 (AMBAC Insured)	2,985	3,036
6% 2/1/28 (AMBAC Insured)	2,105	2,297
(Newman Foundation Proj.):
5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,300	1,232
5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	9,268
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	12,615	13,186
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	4,020	4,497
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	25,230	27,945
5.375% 5/15/30	6,100	6,396
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	13,500	14,477
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	8,200	9,100
Series 2009 D, 6.625% 11/1/39	8,000	8,878
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	19,310	20,487
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,645	1,687
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	5,900	6,196
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/16 (Assured Guaranty Corp. Insured)	5,385	5,829
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	5,550	6,244
Series 2008 A:
5.625% 1/1/37	27,920	28,737
6% 2/1/24	300	332
Series 2009 A, 7.25% 11/1/38	7,605	8,903
Series 2009:
6.875% 8/15/38	430	469
7% 8/15/44	15,955	17,471
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series 2010 A:
5.5% 8/15/24	$ 2,860	$ 3,093
5.75% 8/15/29	2,320	2,495
Series 2010:
5.25% 5/1/25	7,000	7,701
5.25% 8/15/36	695	708
Series 2012 A, 5% 5/15/22	2,120	2,302
Series 2012:
4% 9/1/32	5,045	4,417
5% 9/1/38	23,950	23,453
5% 11/15/43	4,395	4,401
Series 2013:
5% 11/15/28	2,375	2,547
5% 11/15/29	1,000	1,066
5% 5/15/43	10,000	9,360
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	4,200	4,747
5.5% 1/1/31	3,000	3,243
Series 2010:
5% 1/1/21 (FSA Insured)	2,600	2,884
5% 1/1/23 (FSA Insured)	6,600	7,132
Series 2012 A, 5% 1/1/33	4,700	4,836
Series 2012:
5% 8/1/19	2,500	2,843
5% 8/1/21	2,000	2,253
5% 3/1/23	4,000	4,400
5% 8/1/23	3,900	4,346
5% 3/1/35	2,000	2,050
5% 3/1/37	1,000	1,018
Series 2014:
5% 2/1/23	4,400	4,897
5.25% 2/1/30	9,000	9,671
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	3,000	3,107
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,280
7% 4/1/14	500	500
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	5,250
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	$ 13,500	$ 15,106
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
5% 6/15/19	2,900	3,053
5% 12/15/19	1,000	1,053
Kane & DeKalb Counties Cmnty. Unit School District #302 5.5% 2/1/25 (FSA Insured)	3,000	3,240
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured) (Pre-Refunded to 12/1/17 @ 100)	3,700	3,485
Series 2007, 6.5% 1/1/20 (AMBAC Insured) (Pre-Refunded to 1/1/20 @ 100)	7,865	9,630
0% 12/1/21 (AMBAC Insured) (Pre-Refunded to 12/1/21 @ 100)	5,000	4,018
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/14 (Escrowed to Maturity)	630	629
0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	1,363
0% 12/1/16 (Escrowed to Maturity)	585	574
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,905	1,842
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	6,398
McHenry & Kane Counties Cmnty. Consolidated School District #158:
Series 2004, 0% 1/1/24 (FSA Insured)	4,300	2,946
0% 1/1/19	2,955	2,554
0% 1/1/19 (Escrowed to Maturity)	45	42
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	2,960
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,935	2,597
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,705
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,600	14,788
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition: - continued
(McCormick Place Expansion Proj.):
Series 2002 A:
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,445	$ 1,398
Series 2002 B, 5.5% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,220
Series 2010 B1:
0% 6/15/43 (FSA Insured)	45,400	9,025
0% 6/15/44 (FSA Insured)	53,800	10,060
0% 6/15/45 (FSA Insured)	27,900	4,890
0% 6/15/46 (FSA Insured)	6,250	1,033
0% 6/15/47 (FSA Insured)	16,540	2,576
Series 2012 B:
0% 12/15/41	17,400	3,830
0% 12/15/51	16,200	1,932
5% 6/15/52	17,900	18,042
Series A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	2,907
Series 1996 A, 0% 6/15/24	3,060	2,027
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155	1,832
0% 6/15/15	7,915	7,816
0% 6/15/15 (Escrowed to Maturity)	5,355	5,333
0% 6/15/15 (Escrowed to Maturity)	1,730	1,723
Quincy Hosp. Rev. Series 2007:
5% 11/15/14	1,000	1,025
5% 11/15/16	1,200	1,306
5% 11/15/18	1,000	1,090
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,300	1,462
5% 10/1/18	1,435	1,622
5% 10/1/20	1,290	1,455
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,270	15,324
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	6,579
Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	3,850
Series 2009 A, 5.75% 4/1/38	7,805	8,637
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev.: - continued
Series 2010 A:
5% 4/1/25	$ 5,125	$ 5,598
5.25% 4/1/30	3,200	3,481
Series 2013:
6% 10/1/42	4,600	4,855
6.25% 10/1/38	4,530	4,893
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	1,995	1,989
0% 11/1/16 (Escrowed to Maturity)	1,615	1,591
0% 11/1/16 (FSA Insured)	4,885	4,734
0% 11/1/17 (FSA Insured)	3,200	3,011
0% 11/1/19 (Escrowed to Maturity)	675	616
0% 11/1/19 (FSA Insured)	4,325	3,757
		911,585
Indiana - 3.3%
Avon 2000 Cmnty. School Bldg. Corp. Series 2005, 5% 7/15/17 (Pre-Refunded to 7/15/15 @ 100)	2,835	3,011
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	5,987
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29	2,510	2,561
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	895	930
5% 7/15/24 (Pre-Refunded to 7/15/15 @ 100)	470	499
5.25% 7/15/17 (Pre-Refunded to 7/15/15 @ 100)	1,885	2,007
GCS School Bldg. Corp. One 5% 7/15/22 (Pre-Refunded to 7/15/15 @ 100)	1,545	1,640
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,900	31,679
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(e)	3,500	3,703
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 C, 5.375% 11/1/32	7,815	8,361
Series 2009 A, 5.25% 11/1/39	5,300	5,483
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	8,000	8,431
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
Series 2012:
5% 3/1/30	$ 3,900	$ 4,015
5% 3/1/41	7,070	7,181
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B, 5% 2/15/15	1,500	1,560
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	11,200	12,128
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) Series 1993, 7% 8/15/15 (FSA Insured)	840	880
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	7,700	7,809
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2011 A:
5% 1/1/22	2,000	2,267
5% 1/1/23	1,800	2,033
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,547
Indiana State Fin. Auth. Wastewtr.:
(CWA Auth. Proj.) Series 2012 A, 5% 10/1/26	2,545	2,887
Series 2011 A, 5.25% 10/1/25	1,750	2,006
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/16 (AMBAC Insured)	6,470	6,316
0% 6/1/18 (AMBAC Insured)	1,700	1,579
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (e)	1,525	1,641
5% 1/1/17 (AMBAC Insured) (e)	1,700	1,842
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,360
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 7/15/18	400	440
5% 1/15/30	24,540	26,625
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/24	1,150	1,319
5% 7/1/25	1,000	1,141
5% 7/1/26	1,325	1,506
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B: - continued
5% 7/1/29	$ 670	$ 745
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	5,934
Westfield Washington Multi-School Bldg. Corp.:
Series 2005 A, 5% 7/15/18 (Pre-Refunded to 1/15/15 @ 100)	890	924
5% 7/15/18	610	629
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,196
		176,802
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	4,800	5,173
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	10,600	11,636
Leavenworth County Unified School District #453 Gen. Oblig. Series 2009 A, 5.25% 9/1/24 (Assured Guaranty Corp. Insured)	1,575	1,761
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	4,800	4,577
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,200	1,278
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	1,100	1,166
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,307
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18 (Escrowed to Maturity)	1,300	1,467
5% 11/15/17 (Escrowed to Maturity)	2,500	2,870
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A:
5% 9/1/23	1,860	2,111
5% 9/1/25	4,000	4,493
		32,666
Kentucky - 0.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/22	1,355	1,453
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A:
5% 8/15/16	$ 9,410	$ 10,283
5% 8/15/17	3,650	4,087
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	4,000	4,298
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	5,000	5,086
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,900	3,127
5.75% 10/1/38	7,410	7,983
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	3,000	3,355
		39,672
Louisiana - 1.2%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	2,100	2,343
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,090
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,968
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,500	15,777
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	8,548
New Orleans Aviation Board Rev.:
Series 2007 A, 5% 1/1/17 (FSA Insured) (e)	1,420	1,533
Series 2007 B2, 5% 1/1/16 (FSA Insured) (e)	1,000	1,075
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	4,843
5.25% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	3,668
Series 2012:
5% 12/1/22	8,645	9,471
5% 12/1/30	2,000	2,115
5% 12/1/31	1,000	1,051
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
New Orleans Gen. Oblig.: - continued
Series 2012:
5% 12/1/32	$ 1,500	$ 1,569
0% 9/1/14 (AMBAC Insured)	3,165	3,131
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/22	5,000	5,692
5% 5/15/23	1,300	1,459
		65,333
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	9,060	9,694
Series 2009, 6% 7/1/38	2,700	3,126
		12,820
Maryland - 0.7%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	4,710	4,427
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.75% 7/1/39	1,250	1,380
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	1,020	1,027
5% 6/1/16 (CIFG North America Insured)	1,000	1,062
5% 6/1/19 (CIFG North America Insured)	1,500	1,581
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/40	2,000	2,061
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,090	4,985
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	2,700	2,819
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39	4,400	4,523
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 6% 1/1/38	3,000	3,242
(Washington County Health Sys. Proj.) Series 2008:
6% 1/1/28	5,000	5,191
6% 1/1/43	1,500	1,522
Series 2010, 5.625% 7/1/30	2,865	2,836
		36,656
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 0.9%
Massachusetts Bay Trans. Auth. Series 1992 B, 6.2% 3/1/16	$ 1,375	$ 1,467
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	7,500	8,438
Series 2011 I, 6.75% 1/1/36	3,000	3,451
Series 2013 B1, 4.75% 11/15/20	6,660	6,589
Series 2013 B4, 3.5% 11/15/16	200	200
5.5% 7/1/44	6,300	6,418
Massachusetts Gen. Oblig. Series 2007 C, 5.25% 8/1/24	9,000	10,088
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (f)	2,400	2,410
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	4,455	4,461
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,900	3,183
		46,705
Michigan - 2.5%
Detroit School District Series 2012 A, 5% 5/1/23	4,000	4,334
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	8,000	8,319
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	4,200	4,485
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,700	19,329
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000	11,541
Series 2004 A:
5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,380	2,390
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,685	1,704
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	5,000	5,083
Series 2006 B, 7% 7/1/36 (FSA Insured)	4,900	5,228
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	1,794
Ferris State Univ. Rev. 5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165	3,222
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	2,500	2,772
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	$ 2,600	$ 2,772
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	5,950	5,204
5% 6/1/20	2,050	2,277
5% 6/1/27	3,000	3,081
5% 6/1/39	5,375	4,963
Series 2012, 5% 11/15/42	11,825	11,965
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	3,000	3,259
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity)	40	41
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	4,000	4,552
5% 12/1/26	1,115	1,184
Series 2012 A:
5% 6/1/23	2,395	2,730
5% 6/1/26	2,000	2,217
Portage Pub. Schools 5% 5/1/21 (FSA Insured)	6,300	6,953
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	3,400	4,135
Three Rivers Cmnty. Schools 5% 5/1/21 (FSA Insured)	1,710	1,866
Wayne County Arpt. Auth. Rev.:
Series 2010 A, 5% 12/1/18 (e)	2,100	2,352
Series 2011 A, 5% 12/1/19 (e)	3,805	4,278
		134,030
Minnesota - 0.9%
Maple Grove Health Care Sys. Rev.:
(Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	3,500	3,585
5% 5/1/20	1,000	1,040
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2005 A, 5% 1/1/35 (AMBAC Insured)	4,000	4,075
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/20 (Assured Guaranty Corp. Insured)	3,835	4,431
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series 2000 A, 6.375% 11/15/29	210	211
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/18	$ 5,600	$ 6,357
Series 2009, 5.75% 7/1/39	20,700	22,175
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.):
Series 2006:
5.25% 5/15/18	1,650	1,777
5.25% 5/15/36	4,250	4,366
5.25% 5/15/23	2,000	2,109
		50,126
Mississippi - 0.0%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/14	2,500	2,538
Missouri - 0.2%
Kansas City Spl. Oblig.:
5% 9/1/26	1,185	1,288
5% 9/1/27	490	530
5% 9/1/28	1,000	1,072
5% 9/1/29	1,000	1,068
5% 9/1/30	1,390	1,479
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,096
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	2,125	2,363
		8,896
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.658% 12/1/17 (b)	7,900	7,560
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.):
6% 8/15/23	2,130	2,293
6% 8/15/28	3,500	3,747
6.125% 8/15/31	2,250	2,403
Nebraska Pub. Pwr. District Rev. Series 2012 C:
5% 1/1/23	2,250	2,517
5% 1/1/24	1,000	1,115
		19,635
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - 0.3%
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	$ 4,300	$ 4,830
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2011 C, 5% 6/1/24	5,415	6,123
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B, 0% 7/1/14 (FSA Insured)	3,000	2,988
		13,941
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	9,300	9,738
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	4,000	4,482
Series 2007 A, 5% 10/1/37	6,100	6,188
Series 2012:
4% 7/1/32	2,370	2,112
5% 7/1/24	1,000	1,068
5% 7/1/25	1,185	1,261
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 10/1/18	4,315	4,979
5% 2/1/19	2,000	2,314
5% 2/1/24	1,775	2,026
		34,168
New Jersey - 3.2%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2009 AA, 5.5% 12/15/29	4,000	4,411
Series 2012, 5% 6/15/21	4,600	5,192
Series 2013 NN, 5% 3/1/27	94,700	104,962
Series 2013:
5% 3/1/23	12,200	14,023
5% 3/1/24	17,000	19,285
5% 3/1/25	1,900	2,141
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	9,930	10,155
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	3,900	4,581
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series 2005 B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000	$ 5,948
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	5,663
		176,361
New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1:
4% 12/1/17	5,000	5,519
5% 12/1/18	2,000	2,297
		7,816
New York - 8.2%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A:
5.25% 11/15/16	1,955	2,152
5.25% 11/15/17 (St.Peters Hosp. Insured)	1,500	1,683
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	14,600	16,047
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	13,000	13,552
New York City Gen. Oblig.:
Series 2003 A, 5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5	5
Series 2008 A1, 5.25% 8/15/27	9,940	11,275
Series 2008 D1, 5.125% 12/1/22	5,000	5,682
Series 2009 I1, 5.625% 4/1/29	3,600	4,142
Series 2012 A1, 5% 8/1/24	7,400	8,445
Series 2012 G1, 5% 4/1/25	13,700	15,531
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	3,100	3,404
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,885
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,725	4,803
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40	1,500	1,684
Series 2009 EE, 5.25% 6/15/40	11,600	12,614
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2009 FF 2, 5.5% 6/15/40	$ 17,800	$ 19,656
Series 2011 EE, 5.375% 6/15/43	42,080	47,020
Series 2012 EE, 5.25% 6/15/30	17,200	19,460
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/31	4,000	4,486
5.5% 7/15/38	1,600	1,739
5.625% 7/15/38	2,825	3,085
Series 2009 S3:
5.25% 1/15/34	21,000	23,110
5.25% 1/15/39	3,400	3,678
5.375% 1/15/34	2,750	3,041
Series 2009 S4:
5.5% 1/15/39	8,800	9,761
5.75% 1/15/39	4,100	4,603
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A:
5% 5/15/21	10,710	12,529
5% 5/15/22	4,300	5,033
Series 2012 A:
4% 5/15/21	3,500	3,843
5% 5/15/23	5,600	6,480
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400	3,881
Series 2009 A, 5% 2/15/39	4,000	4,288
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	1,900	2,032
(State Univ. Edl. Facilities Proj.) Series A:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,400	12,676
5.875% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,865	7,662
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14 (Escrowed to Maturity)	615	617
Series 2010 A, 5% 7/1/26	4,000	4,292
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 B, 5% 11/15/34	11,800	12,614
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.:
Series 2008 A, 5.25% 11/15/36	$ 26,700	$ 27,931
Series 2010 D, 5.25% 11/15/40	6,600	6,977
Series 2012 D, 5% 11/15/25	25,900	29,075
Series 2012 F, 5% 11/15/24	12,400	14,019
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	10,500	10,777
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,900	3,010
5.25% 1/1/27 (Pre-Refunded to 7/1/15 @ 100)	12,500	13,289
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,500	3,959
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460	534
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/24 (FSA Insured)	1,375	1,429
Tobacco Settlement Fing. Corp. Series 2013 B:
5% 6/1/20	11,000	11,904
5% 6/1/21	4,600	4,968
		448,362
North Carolina - 0.8%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/23 (e)	1,200	1,340
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	960	1,045
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	4,625	4,777
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	11,300	12,261
North Carolina Med. Care Cmnty. Health:
(Memorial Mission Hosp. Proj.) 5% 10/1/21	5,690	6,249
Series 2012 A, 5% 11/15/26	1,295	1,426
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	7,830	8,383
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	2,300	2,492
Series 2010 B, 5% 1/1/20	6,700	7,750
		45,723
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - 0.2%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	$ 4,600	$ 4,814
Fargo Health Sys. Rev. (Sanford Proj.) Series 2011, 6% 11/1/28	1,500	1,755
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) 5% 12/1/14 (Assured Guaranty Corp. Insured)	1,675	1,718
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	2,765	2,854
5.25% 7/1/15	1,300	1,349
		12,490
Ohio - 1.4%
American Muni. Pwr., Inc. Rev. (Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	2,500	2,592
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	4,400	4,702
5% 6/1/17	5,045	5,516
Cleveland Parking Facilities Rev.:
5.25% 9/15/18 (Escrowed to Maturity)	640	754
5.25% 9/15/18 (FSA Insured)	1,360	1,529
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series 2009, 5.25% 11/1/40	1,500	1,582
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	5,000	5,280
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	6,000	7,019
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	11,600	9,035
Ohio Air Quality Dev. Auth. Rev.:
Bonds (First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (b)	18,800	19,085
Series 2009 C, 5.625% 6/1/18	2,000	2,173
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5.5% 1/1/43	1,500	1,592
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/43	15,000	3,332
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	8,500	9,189
		73,380
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.6%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,845	$ 2,977
5.5% 10/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,005	3,141
5.5% 10/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,319
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/20	5,000	5,648
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	9,640	9,872
Series 2012:
5% 2/15/21	2,200	2,531
5% 2/15/24	4,190	4,732
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,834
		34,054
Oregon - 0.4%
Clackamas County School District #7J:
5.25% 6/1/23	2,000	2,420
5.25% 6/1/24 (FSA Insured)	2,605	3,176
Multnomah County Hosp. Facilities Auth. Rev. (Adventist Health Sys./West Proj.) Series 2009 A, 5.125% 9/1/40	2,500	2,616
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	1,000	1,055
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	5,600	6,318
Port Morrow Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,000	5,309
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	2,083
5.5% 6/15/21 (FSA Insured)	1,060	1,261
		24,238
Pennsylvania - 2.0%
Allegheny County Arpt. Auth. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,000	3,223
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.):
Series 2008 B, 5% 6/15/16	1,365	1,494
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.): - continued
Series 2009 A, 5.625% 8/15/39	$ 6,225	$ 6,838
Annville-Cleona School District:
5.5% 3/1/24	390	403
5.5% 3/1/24 (Pre-Refunded to 3/1/15 @ 100)	960	1,006
5.5% 3/1/25	405	419
5.5% 3/1/25 (Pre-Refunded to 3/1/15 @ 100)	995	1,043
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (b)	7,800	7,944
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,600	3,021
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	5,300	5,952
5% 1/1/23	2,000	2,145
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	3,400	3,974
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/25	4,680	5,365
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A:
6% 6/1/22 (AMBAC Insured)	2,000	2,326
6.125% 6/1/14 (AMBAC Insured)	2,700	2,724
Series 2012 A, 5% 6/1/27	4,105	4,418
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity)	875	948
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.):
Series 2009 A, 5.25% 8/15/21	2,900	3,252
Series A, 5% 8/15/16	3,600	3,816
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	12,600	13,437
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	4,000	4,010
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	1,095	1,099
Ninth Series, 5.25% 8/1/40	3,750	4,057
Seventh Series, 5% 10/1/37 (AMBAC Insured)	8,900	9,130
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	$ 2,500	$ 2,649
Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	3,200	3,685
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,038
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	1,675	1,730
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/22	1,000	1,130
5% 6/1/23	2,500	2,796
		107,072
Puerto Rico - 0.1%
Puerto Rico Pub. Bldg. Auth. Rev. Series N:
5.5% 7/1/21	5,000	4,174
5.5% 7/1/22	3,250	2,661
		6,835
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.):
Series 2004 A, 5.5% 9/15/24 (Pre-Refunded to 9/15/14 @ 100)	3,400	3,482
Series A:
5.25% 9/15/15 (Pre-Refunded to 9/15/14 @ 100)	1,725	1,765
5.25% 9/15/16 (Pre-Refunded to 9/15/14 @ 100)	1,815	1,857
5.25% 9/15/18 (Pre-Refunded to 9/15/14 @ 100)	1,005	1,028
		8,132
South Carolina - 1.7%
Greenwood Fifty School Facilities Installment:
5% 12/1/18 (Assured Guaranty Corp. Insured)	3,930	4,375
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,375	2,644
Lexington County Health Svcs. District, Inc. Hosp. Rev.:
5% 11/1/18	1,090	1,220
5% 11/1/19	1,000	1,105
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18 (Pre-Refunded to 12/1/15 @ 100)	1,540	1,666
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity)	$ 500	$ 554
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	7,700	8,185
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.):
5% 4/1/15	1,000	1,025
5% 4/1/24	4,000	4,076
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B, 5% 12/1/20	1,500	1,748
Series 2012 C:
5% 12/1/14	1,000	1,032
5% 12/1/14	2,000	2,064
Series 2013 E, 5.5% 12/1/53	29,935	32,136
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B:
5.25% 1/1/34	6,000	6,401
5.25% 1/1/39	2,800	2,960
Series 2004 A, 5% 1/1/39	7,600	7,619
Series 2005 B, 5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,686
Series A, 5% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,087
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	6,900	7,461
		94,044
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Reg'l. Health Proj.) Series 2010:
4.625% 9/1/27	1,000	1,021
5% 9/1/28	3,000	3,231
		4,252
Tennessee - 0.5%
Clarksville Natural Gas Acquisition Corp. Gas Rev. 5% 12/15/14	3,870	3,978
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	6,600	7,005
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/15	5,245	5,410
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (e)	$ 5,820	$ 6,611
5.75% 7/1/24 (e)	2,400	2,715
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	1,600	1,609
		27,328
Texas - 9.2%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	6,800	7,247
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	125	126
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/33	5,000	5,513
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	2,309
Austin Elec. Util. Sys. Rev.:
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,200	8,787
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,629
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2004 A, 5% 11/15/27 (Pre-Refunded to 11/15/14 @ 100)	1,780	1,833
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	4,690	4,863
Bastrop Independent School District Series 2007:
5.25% 2/15/37	2,700	2,912
5.25% 2/15/42	5,000	5,378
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,864
5% 8/1/20 (AMBAC Insured)	1,780	1,947
Coppell Independent School District 0% 8/15/20	2,000	1,754
Corpus Christi Util. Sys. Rev.:
5% 7/15/21	4,500	5,193
5% 7/15/22	2,500	2,898
5% 7/15/24	2,255	2,550
5.25% 7/15/18 (FSA Insured)	3,305	3,706
5.25% 7/15/19 (FSA Insured)	4,000	4,460
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	9,700	9,612
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	$ 21,000	$ 23,088
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007:
5% 11/1/14 (XL Cap. Assurance, Inc. Insured) (e)	2,625	2,697
5% 11/1/17 (XL Cap. Assurance, Inc. Insured) (e)	4,325	4,424
Series 2009 A, 5% 11/1/23	1,250	1,379
Series 2010 A, 5% 11/1/42	14,800	15,293
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,800	2,108
DeSoto Independent School District 0% 8/15/20	3,335	2,898
Freer Independent School District Series 2007, 5.25% 8/15/37	4,215	4,546
Gainesville Independent School District:
5.25% 2/15/36	345	364
5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	1,555	1,697
Grand Parkway Trans. Corp. Series 2013 B, 5.5% 4/1/53	5,440	5,606
Grand Prairie Independent School District 0% 2/15/16	3,775	3,741
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	14,050	14,435
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5.25% 8/15/47	25,440	26,764
Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,098
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,067
Houston Arpt. Sys. Rev. Series 2011 A:
5% 7/1/23 (e)	3,000	3,347
5% 7/1/25 (e)	1,500	1,672
Houston Independent School District Series 2005 A, 0% 2/15/16	5,500	5,440
Humble Independent School District:
Series 2000, 0% 2/15/16	3,000	2,981
Series 2005 B, 5.25% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,995	2,055
Judson Independent School District 5% 2/1/22 (FSA Insured)	695	697
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,936
Kermit Independent School District 5.25% 2/15/37	4,130	4,408
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Kingsville Independent School District 5.25% 2/15/37	$ 3,650	$ 4,019
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	8,615	9,107
Lower Colorado River Auth. Rev.:
5% 5/15/31	20	20
5.25% 5/15/18	150	151
5.75% 5/15/37	540	564
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	130	138
Mansfield Independent School District 5.5% 2/15/18	40	40
Midway Independent School District Series 2000, 0% 8/15/19	3,600	3,275
Navasota Independent School District:
Series 2005, 5.25% 8/15/34 (Pre-Refunded to 8/15/14 @ 100)	2,275	2,318
5.5% 8/15/25	500	508
5.5% 8/15/25 (Pre-Refunded to 8/15/14 @ 100)	1,175	1,198
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	2,680	2,916
North Forest Independent School District Series B, 5% 8/15/18 (FSA Insured)	1,470	1,613
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,152
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (b)	4,000	4,329
Series 2008 A:
6% 1/1/23	4,800	5,391
6% 1/1/24	2,000	2,242
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	7,200	8,010
Series 2009 A, 6.25% 1/1/39	10,200	11,420
Series 2011 A:
5.5% 9/1/41	3,950	4,391
6% 9/1/41	6,200	7,266
Series 2011 D, 5% 9/1/28	13,000	14,505
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	3,110	3,257
Series 2007, 5.375% 8/15/37	15,255	16,611
Rockdale Independent School District:
Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	1,395	1,522
5.25% 2/15/37	3,705	3,906
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Arpt. Sys. Rev.:
5% 7/1/15 (FSA Insured) (e)	$ 2,510	$ 2,646
5% 7/1/17 (FSA Insured) (e)	2,765	3,101
5% 7/1/17 (FSA Insured) (e)	2,385	2,671
5.25% 7/1/19 (FSA Insured) (e)	2,635	2,929
5.25% 7/1/20 (FSA Insured) (e)	3,215	3,580
5.25% 7/1/20 (FSA Insured) (e)	2,775	3,087
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	2,590	2,890
Series 2012, 5.25% 2/1/25	4,200	5,107
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/25	10,000	11,540
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	1,920	2,053
Snyder Independent School District:
5.25% 2/15/21 (Pre-Refunded to 2/15/15 @ 100)	1,035	1,081
5.25% 2/15/22 (Pre-Refunded to 2/15/15 @ 100)	1,090	1,138
5.25% 2/15/30 (Pre-Refunded to 2/15/15 @ 100)	1,800	1,880
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	2,000	2,131
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	6,900	7,791
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	1,785	1,914
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	2,375	2,536
(Scott & White Healthcare Proj.) Series 2013 A:
4% 8/15/43	2,900	2,566
5% 8/15/43	4,000	4,100
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.) Series 2005 A, 4.75% 4/1/35	8,380	8,548
Series 2006 A, 5% 4/1/29	2,820	3,084
Series 2006, 5% 4/1/27	5,600	5,976
Series 2008, 5% 4/1/25	4,300	4,826
5.75% 8/1/26	890	893
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,715	18,213
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	5,200	5,882
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Private Activity Bond Surface Trans. Corp.: - continued
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	$ 11,200	$ 12,496
Series 2013, 6.75% 6/30/43 (e)	12,600	13,959
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	3,200	3,215
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/23	2,320	2,601
5% 4/1/25	3,400	3,801
5% 4/1/26	4,300	4,801
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,930	5,212
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	5,600	6,027
Waller Independent School District 5.5% 2/15/37	4,920	5,383
Weatherford Independent School District 0% 2/15/33	6,985	3,218
Wylie Independent School District:
0% 8/15/20	20	15
0% 8/15/20 (Pre-Refunded to 8/15/15 @ 76.388)	1,770	1,345
		501,427
Utah - 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity)	8,210	8,241
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity)	605	633
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/22	3,180	3,584
Utah State Board of Regents Rev. Series 2011 B:
5% 8/1/24	2,670	2,966
5% 8/1/25	2,175	2,398
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	9,070	9,776
		27,598
Virginia - 0.3%
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (e)	6,000	5,969
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012: - continued
5% 1/1/40 (e)	$ 4,200	$ 4,070
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	3,700	3,710
		13,749
Washington - 3.1%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,876
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(e)	2,430	2,542
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,818
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,590	1,633
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,760	1,798
5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	2,055	2,090
Kent Spl. Events Ctr. Pub. Facilities District Rev.:
5.25% 12/1/25 (FSA Insured)	2,575	2,805
5.25% 12/1/36 (FSA Insured)	9,180	9,695
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	22,700	24,928
Series 2009, 5.25% 1/1/42	2,600	2,798
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,299
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (e)	1,340	1,512
5% 6/1/22 (e)	1,000	1,125
5% 6/1/24 (e)	1,000	1,113
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (Pre-Refunded to 12/1/15 @ 100)	1,875	2,025
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	5,600	6,404
5% 12/1/27	2,625	2,960
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/21	$ 6,250	$ 7,163
Washington Gen. Oblig.:
Series 2008 D, 5% 1/1/24	2,975	3,333
Series B, 5% 7/1/28 (Pre-Refunded to 7/1/15 @ 100)	395	419
Series R 97A:
0% 7/1/17 (Escrowed to Maturity)	7,045	6,823
0% 7/1/19 (Escrowed to Maturity)	9,100	8,344
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,626
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	10,000	10,641
(MultiCare Health Sys. Proj.) Series 2010 A:
5.25% 8/15/19	3,850	4,452
5.25% 8/15/20	2,000	2,268
(Overlake Hosp. Med. Ctr.) Series 2010, 5.7% 7/1/38	11,300	11,805
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	1,500	1,609
Series 2012 A:
5% 10/1/25	5,130	5,776
5% 10/1/26	13,395	14,996
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	7,550	8,123
Series 2009, 7% 7/1/39	3,000	3,301
		171,100
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	700	743
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	2,600	2,759
		3,502
Wisconsin - 0.6%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,245	1,444
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	2,375	2,516
5.75% 7/1/30	2,655	2,912
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Agnesian HealthCare, Inc. Proj.):
Series 2013 B:
5% 7/1/27	$ 1,205	$ 1,302
5% 7/1/36	5,000	5,172
(Children's Hosp. of Wisconsin Proj.):
Series 2008 A, 5.25% 8/15/22	2,000	2,224
Series 2008 B, 5.375% 8/15/37	8,045	8,468
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	3,250	3,292
Series 2012:
4% 10/1/23	2,500	2,636
5% 6/1/39	1,075	1,090
		31,056
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	8,600	9,426
TOTAL MUNICIPAL BONDS (Cost $5,109,009)		5,346,439
Municipal Notes - 0.2%

Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $9,372)	8,600	9,544
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 0.07% (c)(d) (Cost $100)	100,000	100
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $5,118,481)		5,356,083
NET OTHER ASSETS (LIABILITIES) - 1.6%		85,540
NET ASSETS - 100%		$ 5,441,623
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,410,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 2,263
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 0*
* Amount represents twelve dollars.
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 5,355,983	$ -	$ 5,355,983	$ -
Money Market Funds	100	100	-	-
Total Investments in Securities:	$ 5,356,083	$ 100	$ 5,355,983	$ -
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $5,117,468,000. Net unrealized appreciation aggregated $238,615,000, of which $288,782,000 related to appreciated investment securities and $50,167,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ohio
Municipal Income Fund

March 31, 2014

1.814656.109

OFR-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Guam - 0.8%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,616,416
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (b)	950,000	1,005,946
6.25% 10/1/34 (b)	900,000	956,934
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,112,510
		4,691,806
Ohio - 96.5%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series A, 5% 1/1/15	1,275,000	1,300,130
(Children's Hosp. Med. Ctr. Proj.):
Series 2012 5% 11/15/22	1,000,000	1,125,460
Series 2012, 5% 11/15/23	3,245,000	3,620,219
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,486,400
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.) Series 2012:
5% 2/15/25	4,000,000	4,418,000
5.25% 2/15/28	8,040,000	8,877,688
(Prairie State Energy Campus Proj.):
Series 2008 A, 5% 2/15/38	4,075,000	4,204,707
Series 2009 A, 5.75% 2/15/39 (Assured Guaranty Corp. Insured)	3,000,000	3,232,680
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,090,086
5% 12/1/37	1,095,000	1,145,830
Beavercreek City School District Series 2009, 5% 12/1/36	2,250,000	2,374,268
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,103,640
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	2,800,000	2,992,108
5% 6/1/17	3,100,000	3,389,416
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	630,000	638,581
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	5,700,147
(UC Health Proj.) Series 2010, 5.5% 11/1/40	3,025,000	3,125,884
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	$ 2,455,000	$ 2,579,984
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,139,530
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,064,300
Cincinnati Gen. Oblig.:
Series 2009 A:
4.5% 12/1/29	500,000	526,300
5% 12/1/20	1,240,000	1,418,250
Series 2012 F:
5% 12/1/20	3,045,000	3,580,829
5% 12/1/21	2,765,000	3,252,580
Cincinnati Wtr. Sys. Rev.:
Series A, 5% 12/1/36	1,700,000	1,860,412
Series B, 5% 12/1/32	6,500,000	7,127,055
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,787,735
Cleveland Gen. Oblig.:
Series 2005, 5.5% 10/1/20 (AMBAC Insured)	7,350,000	8,683,584
Series 2012, 5% 12/1/25	2,350,000	2,644,949
Series C:
5.25% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,286,318
5.25% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,339,604
5.25% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,210,000	1,419,342
5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,204,338
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,004,290
Cleveland Muni. School District Series 2013:
5% 12/1/24	1,255,000	1,415,540
5% 12/1/26	4,060,000	4,508,265
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	3,040,000	3,374,187
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,143,411
5% 6/1/25	2,500,000	2,773,025
5% 6/1/26	3,075,000	3,384,653
Cleveland Wtr. Rev. Series 2012 X, 5% 1/1/42	3,000,000	3,224,820
Cleveland Wtrwks. Rev. Series 2007 O, 5% 1/1/37	3,200,000	3,350,048
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	$ 3,000,000	$ 3,306,510
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 5% 12/1/29	1,000,000	1,155,160
Columbus Gen. Oblig. Series 2012 A, 4% 2/15/27	10,000,000	10,560,300
Columbus Metropolitan Library Facility 5% 12/1/23	1,000,000	1,138,670
Columbus Swr. Sys. Rev. Series 2008 A, 5% 6/1/24	1,515,000	1,689,407
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,257,819
5% 8/1/27	1,200,000	1,315,296
Cuyahoga County Gen. Oblig. Series 2012 A:
4% 12/1/27	1,575,000	1,637,528
5% 12/1/25	765,000	864,121
Dayton Gen. Oblig.:
4% 12/1/22	750,000	798,690
4% 12/1/25	1,540,000	1,599,259
Dayton School District Series 2013, 5% 11/1/22	5,775,000	6,704,255
Fairfield City School District 7.45% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	201,980
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,054,150
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/22	1,225,000	1,320,697
4% 12/1/23	1,395,000	1,488,591
4% 12/1/24	1,490,000	1,574,870
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	5,000,000	5,273,750
Series A:
5% 11/1/15	260,000	279,048
5% 11/1/16	265,000	293,482
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	3,000,000	3,057,000
Greater Cleveland Reg'l. Transit Auth. Series 2012:
5% 12/1/23	1,000,000	1,149,970
5% 12/1/24	1,800,000	2,052,630
5% 12/1/25	1,170,000	1,324,779
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985,000	1,996,910
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Convention Facilities Auth. Rev.: - continued
5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,075,000	$ 1,081,622
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,201,213
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,136,531
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,149,555
Hamilton County Health Care Facilities Rev. (Christ Hosp. Proj.) Series 2012, 5.25% 6/1/24	3,000,000	3,329,280
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2014 S, 5% 5/15/26	5,000,000	5,620,550
Hamilton County Sales Tax Rev. Series 2011 A, 5% 12/1/24	4,870,000	5,401,853
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,643,575
Hamilton County Swr. Sys. Rev.:
(Metropolitan Swr. District Proj.) Series 2005 B, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,199,680
Series 06A, 5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,273,368
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,003,440
Hancock County Hosp. Facilities Rev.:
(Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A, 6.25% 12/1/34	4,100,000	4,639,273
Series 2011 A, 5% 12/1/21	1,500,000	1,660,380
Hilliard Gen. Oblig. 5% 12/1/18	235,000	249,398
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	1,500,000	1,584,570
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,285,000	2,377,314
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	4,100,000	4,548,704
5% 5/1/28 (Assured Guaranty Corp. Insured)	5,000,000	5,492,350
5% 5/1/29 (Assured Guaranty Corp. Insured)	1,000,000	1,094,020
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,214,347
Series 2012 A:
5% 5/1/24	1,385,000	1,564,344
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Kent State Univ. Revs.: - continued
Series 2012 A:
5% 5/1/25	$ 1,500,000	$ 1,682,880
5% 5/1/26	1,600,000	1,781,856
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/16	1,260,000	1,372,304
5% 8/15/17	1,000,000	1,107,520
Lancaster Ohio City School District Series 2012:
5% 10/1/37	2,000,000	2,120,660
5% 10/1/49	3,000,000	3,085,710
Lucas County Hosp. Rev.:
(ProMedica Healthcare Oblig. Group Proj.):
Series 2008 D, 5% 11/15/38	1,090,000	1,116,999
Series 2011 A, 6.5% 11/15/37	2,800,000	3,275,580
Series 2011 D:
5% 11/15/22	1,000,000	1,125,100
5% 11/15/25	5,000,000	5,522,100
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	6,564,330
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,162,240
Miami Univ. Gen. Receipts Series 2012, 4% 9/1/28	2,195,000	2,266,228
Miamisburg City School District:
Series 2008, 5% 12/1/33	1,340,000	1,443,019
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,567,769
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,104,850
Series 2012 A, 5% 8/1/47	10,000,000	10,073,200
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	5,435,850
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 D, 6.25% 10/1/33	2,500,000	2,831,375
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	1,557,740
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,260,152
Northmont City School District Series 2012 A, 5% 11/1/49	5,000,000	5,260,450
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	2,600,000	2,824,666
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/24	$ 1,790,000	$ 1,996,011
Series 2010 A, 5% 10/1/24	6,030,000	6,801,297
Ohio Gen. Oblig.:
(Adult Correctional Bldg. Fund Proj.) Series 2013 A:
5% 10/1/21	845,000	987,932
5% 10/1/22	1,090,000	1,277,360
(Common Schools Proj.) Series 2006 D, 5% 9/15/21	500,000	542,890
(Infrastructure Impt. Proj.) Series A, 5% 3/1/26	1,850,000	1,970,787
(Mental Health Facilities Impt. Fund Proj.) Series 2013 A, 5% 2/1/21	2,085,000	2,425,877
Series 2006 D, 5% 9/15/20	5,000,000	5,425,850
Series 2008 A:
5.375% 9/1/23	1,170,000	1,325,844
5.375% 9/1/28	7,210,000	8,060,347
Series 2011, 5.25% 9/1/23	2,000,000	2,316,200
Series 2012 A:
5% 2/1/26	1,000,000	1,147,650
5% 2/1/27	5,000,000	5,716,850
Series 2012 B:
5% 9/1/21	1,390,000	1,651,654
5% 3/15/25	7,500,000	8,667,900
Series 2012 C, 5% 9/1/23	1,000,000	1,200,120
Series 2013 A, 5% 9/15/22	10,000,000	11,943,996
Series Q, 5% 4/1/25	1,845,000	2,133,890
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 1990 B, 6.5% 10/1/20	2,335,000	2,727,630
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,730,975
5.5% 1/1/43	3,500,000	3,715,670
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,051,740
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	2,890,030
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/23	2,500,000	2,736,725
(Univ. of Dayton Proj.):
Series 2004, 5% 12/1/17 (AMBAC Insured)	1,305,000	1,337,625
Series 2009, 5.5% 12/1/36	5,000,000	5,510,000
Series 2013:
5% 12/1/23	540,000	611,253
5% 12/1/24	585,000	656,083
5% 12/1/25	1,000,000	1,113,570
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Univ. of Dayton Proj.):
Series 2013:
5% 12/1/26	$ 1,195,000	$ 1,324,108
5% 12/1/27	2,300,000	2,537,659
Ohio Hosp. Facilities Rev.:
(Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,555,870
Series 2011 A, 5% 1/1/32	3,500,000	3,736,880
Ohio Hosp. Rev. Series 2013 A, 5% 1/15/27	5,000,000	5,413,150
Ohio State Univ. Gen. Receipts:
Series 2009 A, 5% 12/1/26	2,000,000	2,216,780
Series 2012 A:
4% 6/1/27	1,270,000	1,360,030
5% 6/1/24	1,690,000	2,018,418
Series 2013 A, 5% 6/1/38	3,500,000	3,785,600
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	2,221,500
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,587,610
Series 2010 A, 5% 2/15/31	5,475,000	5,912,945
Ohio Univ. Gen. Receipts Athens:
Series 2013:
5% 12/1/23	1,000,000	1,152,340
5% 12/1/24	5,075,000	5,794,026
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,248,155
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,689,211
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (a)	1,020,000	1,102,712
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2004, 5% 12/1/17	80,000	80,532
(Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,233,670
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,359,091
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity)	650,000	674,323
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Wtr. Quality Proj.) Series 2010 A:
5% 12/1/29	2,000,000	2,242,140
5% 6/1/30	1,000,000	1,115,510
Olentangy Local School District 5% 12/1/36	2,700,000	2,881,305
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/17	1,250,000	1,186,025
5% 12/1/32	1,500,000	1,607,970
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	$ 2,125,000	$ 2,178,274
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,819,180
South-Western City School District Franklin & Pickway County Series 2012 B, 5% 12/1/36	2,000,000	2,158,220
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,255,630
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	494,637
5% 12/1/35 (FSA Insured)	2,500,000	2,574,525
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27	1,680,000	1,902,264
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	7,623,069
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,077,270
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,861,725
Toledo Wtrwks. Rev. 5% 11/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,641,085
Univ. of Akron Gen. Receipts Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,232,830
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	140,000	141,015
5% 6/1/19	150,000	151,073
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,110,310
5% 6/1/23 (FSA Insured)	2,000,000	2,209,700
5% 6/1/24 (FSA Insured)	2,000,000	2,198,860
Series 2010 F, 5% 6/1/32	2,000,000	2,183,000
Series 2012 A:
5% 6/1/22	2,000,000	2,333,240
5% 6/1/23	2,000,000	2,320,540
Series 2012 C:
4% 6/1/28	2,000,000	2,066,520
5% 6/1/24	1,230,000	1,419,408
Series 2013 A:
5% 6/1/33	4,085,000	4,454,447
5% 6/1/34	5,130,000	5,569,179
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Wood County Hosp. Facilities Rev. (Hosp. Proj.) Series 2012, 5% 12/1/27	$ 3,500,000	$ 3,641,995
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/23	2,665,000	2,977,338
		532,328,060
Puerto Rico - 0.4%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series KK, 5.5% 7/1/15	1,800,000	1,825,776
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2011 C, 0% 8/1/41	1,600,000	226,704
		2,052,480
Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,006,950
Series 2009 A, 6.75% 10/1/37	1,000,000	1,087,670
Series 2009 B, 5% 10/1/25	1,000,000	1,054,440
		3,149,060
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $528,267,620)	542,221,406
NET OTHER ASSETS (LIABILITIES) - 1.7%	9,123,357
NET ASSETS - 100%	$ 551,344,763
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $528,252,658. Net unrealized appreciation aggregated $13,968,748, of which $20,887,600 related to appreciated investment securities and $6,918,852 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pennsylvania
Municipal Income Fund

March 31, 2014

1.814657.109

PFL-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount	Value
Guam - 0.6%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (c)	$ 600,000	$ 636,456
6.25% 10/1/34 (c)	700,000	744,282
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	900,000	989,433
		2,370,171
Pennsylvania - 95.1%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,098,670
Allegheny County Arpt. Auth. Rev.:
(Pittsburgh Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,545,000	2,733,915
Series 2006 B:
5% 1/1/21 (FGIC Insured) (c)	3,190,000	3,539,784
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,650,000	1,827,161
Allegheny County Port Auth. Spl. Rev. 5% 3/1/17	2,000,000	2,205,260
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	7,017,609
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,770,816
Annville-Cleona School District:
6% 3/1/28	80,000	82,940
6% 3/1/28 (Pre-Refunded to 3/1/15 @ 100)	190,000	200,062
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.7%, tender 4/2/18 (b)	4,000,000	4,031,760
Berks County Muni. Auth. Rev. Series 2012 A, 5% 11/1/40	3,590,000	3,734,964
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	274,345
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 B, 7.125% 7/1/29	1,035,000	1,223,598
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,133,580
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,000,000	2,323,480
Chambersburg Area School District:
Series 2007:
5.25% 3/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,095,400
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Chambersburg Area School District: - continued
Series 2007:
5.25% 3/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 2,091,960
5.25% 3/1/29	1,585,000	1,654,486
Commonwealth Fing. Auth. Rev. Series 2013 A2:
5% 6/1/24	800,000	892,328
5% 6/1/25	1,175,000	1,301,771
5% 6/1/26	1,250,000	1,369,963
5% 6/1/42	4,000,000	4,137,880
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.) Series 2012:
5% 11/1/37	1,520,000	1,604,542
5% 11/1/42	3,000,000	3,140,460
Dauphin County Gen. Auth.:
(Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	3,286,500
5% 6/1/42	2,170,000	2,195,237
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31	4,090,000	4,441,863
Delaware County Auth. Univ. Rev.:
Series 2010, 5.25% 12/1/31	2,450,000	2,644,824
Series 2012:
5% 8/1/21	350,000	400,432
5% 8/1/22	300,000	343,674
Doylestown Hosp. Auth. Hosp. Rev. Series 2013 A, 5% 7/1/27	2,500,000	2,559,300
East Stroudsburg Area School District:
Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,218,190
Series A, 7.75% 9/1/27 (Pre-Refunded to 9/1/17 @ 100)	3,935,000	4,854,924
7.75% 9/1/27	4,265,000	5,219,976
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/23	2,600,000	2,747,966
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	2,750,000	2,892,588
Fox Chapel Area School District Series 2013:
4% 8/1/22	500,000	545,445
5% 8/1/31	3,080,000	3,423,174
5% 8/1/34	1,000,000	1,096,300
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	1,770,000	1,881,846
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010: - continued
5.375% 7/1/42	$ 2,130,000	$ 2,204,529
Indiana County Hosp. Auth. Series 2014 A, 6% 6/1/39	1,625,000	1,717,446
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,122,041
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,721,150
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,853,675
Mifflin County School District Series 2007:
7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,322,719
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,373,364
Monroe County Hosp. Auth. Rev. (Pocono Med. Ctr. Proj.) Series 2012 A:
5% 1/1/32	1,400,000	1,432,382
5% 1/1/41	1,750,000	1,761,025
Monroeville Fin. Auth. UPMC Rev. Series 2012:
5% 2/15/26	1,500,000	1,715,340
5% 2/15/27	3,625,000	4,127,751
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,229,080
Series 2012 A:
5% 6/1/23	3,850,000	4,285,628
5% 6/1/24	1,500,000	1,650,630
Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,107,300
Montgomery County Higher Ed. & Health Auth. Rev. (Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	900,000	939,492
Mount Lebanon School District Series 2009 A, 5% 2/15/15	500,000	520,635
Northampton County Gen. Oblig. Series 2012 B:
5% 10/1/23	1,000,000	1,176,870
5% 10/1/25	2,500,000	2,902,975
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Hosp. Proj.) Series 2010 A:
5.25% 8/15/16	1,245,000	1,323,161
5.25% 8/15/18	1,450,000	1,575,730
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	1,921,926
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012: - continued
5% 3/1/25	$ 3,255,000	$ 3,561,523
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. Bonds (PPL Energy Supply LLC Proj.) Series 2009 A, 3%, tender 9/1/15 (b)	2,000,000	2,049,360
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	2,000,000	2,100,760
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009, 1.75%, tender 12/1/15 (b)	4,000,000	4,083,280
Pennsylvania Gen. Oblig.:
First Series 2007 A, 5% 11/1/23	9,710,000	11,027,546
First Series 2008, 5% 5/15/27	805,000	884,896
Second Series 2005, 5% 1/1/25	9,900,000	10,609,830
Second Series 2007 A, 5% 8/1/25	2,500,000	2,793,325
Second Series 2009, 5% 4/15/25	500,000	574,580
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) Series 2007 A, 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,475,050
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/18	250,000	278,075
5% 3/1/20	300,000	338,157
5% 3/1/22	275,000	312,227
5% 3/1/23	585,000	662,559
5% 3/1/42	3,950,000	4,117,796
(Univ. of Pennsylvania Health Sys. Proj.):
Series 2005 A, 5% 8/15/17 (AMBAC Insured)	3,000,000	3,169,200
Series 2009 A, 5.25% 8/15/22	2,655,000	2,975,538
Series 2011 A, 5.75% 8/15/41	4,980,000	5,415,152
First Series 2012, 5% 4/1/20	750,000	860,528
First Series:
5% 4/1/21	500,000	574,570
5% 4/1/22	600,000	691,182
5% 4/1/23	800,000	913,592
5% 4/1/24	1,100,000	1,245,321
Series 2010 E, 5% 5/15/31	2,500,000	2,610,900
Series 2010:
5% 9/1/30	1,150,000	1,270,497
5% 9/1/31	1,025,000	1,126,783
Series 2011 A, 5% 9/1/41	2,000,000	2,143,360
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania State Univ.:
Series 2005, 5% 9/1/29	$ 1,550,000	$ 1,603,801
Series 2008 A, 5% 8/15/29	3,945,000	4,262,336
Series 2010, 5% 3/1/40	4,385,000	4,787,148
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,217,200
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	8,137,001
5% 12/1/25 (AMBAC Insured)	4,345,000	4,560,729
5% 12/1/26 (AMBAC Insured)	3,500,000	3,661,000
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,256,040
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,223,420
Series 2013 A2, 0% 12/1/38 (a)	2,500,000	2,048,275
Series 2014 A, 5% 12/1/31	865,000	940,999
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	1,500,000	1,518,585
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,010,360
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,009,170
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,706,534
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,811,480
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,721,954
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,387,061
Ninth Series, 5.25% 8/1/40	8,665,000	9,373,277
Seventh Series, 5% 10/1/37 (AMBAC Insured)	5,245,000	5,380,478
Series 1998 A, 5.25% 8/1/17	3,555,000	3,982,382
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,357,660
Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	3,550,000	4,088,535
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30	4,000,000	4,347,840
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,685,000
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Redev. Auth. Rev.:
(Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,012,740
Series 2012:
5% 4/15/21	1,000,000	1,125,280
5% 4/15/25	2,230,000	2,442,831
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	2,995,555
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,221,125
Series 2010 C, 5% 9/1/21	4,000,000	4,460,840
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (FSA Insured)	4,000,000	4,187,280
Series 2011 A, 5% 1/1/41	2,715,000	2,821,835
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,471,423
Pittsburgh Gen. Oblig.:
Series 2006 B:
5.25% 9/1/15 (FSA Insured)	2,000,000	2,131,060
5.25% 9/1/16 (FSA Insured)	3,000,000	3,319,680
Series 2012 A, 5% 9/1/22	2,000,000	2,300,160
Pittsburgh School District Series 2012 A, 5% 9/1/21 (FSA Insured)	4,000,000	4,614,120
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23	1,000,000	1,075,270
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,817,300
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 5% 3/1/16	1,500,000	1,622,220
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) Series 2008, 5% 10/1/20 (FSA Insured)	1,000,000	1,084,170
(Montgomery County Cmnty. College Proj.) Series 2008:
5% 5/1/27 (FSA Insured)	1,775,000	1,893,393
5% 5/1/28 (FSA Insured)	1,000,000	1,064,340
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,207,740
Series 2000 C, 5% 9/15/35	2,000,000	2,156,900
Series 2007 B, 5.25% 9/15/28	2,500,000	2,835,950
Series 2009 A, 5% 9/15/16	1,150,000	1,270,497
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.): - continued
Series 2009 B:
5% 9/15/28	$ 2,000,000	$ 2,217,640
5.5% 9/15/24	5,250,000	6,114,518
West Shore Area Auth. Hosp. Rev.:
(Holy Spirit Hosp. Charity Proj.) Series 2011 B, 6% 1/1/28	7,375,000	8,080,935
Series 2011 B, 5.75% 1/1/41	1,500,000	1,578,255
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A:
5% 7/1/19	1,000,000	1,097,870
5% 7/1/25	4,465,000	4,793,490
5.25% 7/1/20	1,000,000	1,100,290
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,399,100
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,089,125
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	4,927,958
Wilson School District Series 2007, 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	6,096,626
		392,795,190
Pennsylvania, New Jersey - 1.7%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2012 A:
5% 7/1/22	500,000	574,110
5% 7/1/23	1,000,000	1,134,140
Series A, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425,000	1,521,530
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 D, 5% 1/1/30	3,500,000	3,770,865
		7,000,645
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 0.4%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2011 C:
0% 8/1/39	$ 8,200,000	$ 1,340,454
0% 8/1/41	1,200,000	170,028
		1,510,482
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $389,926,460)	403,676,488
NET OTHER ASSETS (LIABILITIES) - 2.2%	9,270,252
NET ASSETS - 100%	$ 412,946,740
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $389,924,823. Net unrealized appreciation aggregated $13,751,665, of which $17,007,480 related to appreciated investment securities and $3,255,815 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2014